UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
February 28, 2015

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 46.5%
Aerospace and Defense — 1.8%
AAR Corp.	428	12,583
American Science & Engineering, Inc.	536	28,028
B/E Aerospace, Inc.(1)	3,867	245,709
BAE Systems plc	25,170	206,728
Boeing Co. (The)	9,063	1,367,154
Esterline Technologies Corp.(1)	3,740	440,759
Exelis, Inc.	24,128	583,898
Honeywell International, Inc.	15,912	1,635,435
Huntington Ingalls Industries, Inc.	4,100	579,453
Lockheed Martin Corp.	7,659	1,532,183
Precision Castparts Corp.	2,290	495,327
Raytheon Co.	10,782	1,172,758
Teledyne Technologies, Inc.(1)	780	78,647
Textron, Inc.	4,409	195,363
United Technologies Corp.	17,519	2,135,741
Vectrus, Inc.(1)	142	4,517
Zodiac Aerospace	12,590	453,097
		11,167,380
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	5,979	608,244
Airlines — 0.3%
Alaska Air Group, Inc.	4,205	267,648
International Consolidated Airlines Group SA(1)	44,841	401,521
Ryanair Holdings plc ADR	3,805	241,047
Southwest Airlines Co.	13,607	588,367
Spirit Airlines, Inc.(1)	7,104	552,549
		2,051,132
Auto Components — 0.4%
Autoliv, Inc.	937	105,413
BorgWarner, Inc.	6,656	409,078
Continental AG	850	202,889
Cooper Tire & Rubber Co.	1,307	49,745
Dana Holding Corp.	866	18,922
Delphi Automotive plc	10,260	808,898
Magna International, Inc.	4,220	459,811
Stoneridge, Inc.(1)	1,024	11,827
Superior Industries International, Inc.	657	12,759
Tower International, Inc.(1)	958	25,933
Valeo SA	2,110	317,581
		2,422,856
Automobiles — 0.5%
Daimler AG	5,011	485,110
Ford Motor Co.	42,850	700,169
Fuji Heavy Industries Ltd.	16,700	566,928
Harley-Davidson, Inc.	3,902	248,050
Honda Motor Co. Ltd. ADR	3,293	109,130

Isuzu Motors Ltd.	16,400	238,134
Peugeot SA(1)	15,440	258,567
Suzuki Motor Corp.	14,000	442,382
Tesla Motors, Inc.(1)	372	75,643
Thor Industries, Inc.	3,763	232,027
		3,356,140
Banks — 3.3%
Bank of America Corp.	78,794	1,245,733
Bank of Hawaii Corp.	4,502	271,291
Bank of Ireland(1)	969,623	368,919
Bank of Nova Scotia	2,724	145,581
Bank of the Ozarks, Inc.	2,147	78,580
Bankia SA(1)	151,698	220,345
BankUnited, Inc.	2,977	96,485
Barclays plc	76,290	302,578
BB&T Corp.	5,091	193,713
BOK Financial Corp.	3,818	225,262
Cathay General Bancorp	954	24,642
Citigroup, Inc.	10,390	544,644
Comerica, Inc.	5,959	272,803
Commerce Bancshares, Inc.	11,663	484,248
Commonwealth Bank of Australia	5,812	417,455
Cullen / Frost Bankers, Inc.	3,663	248,351
Eagle Bancorp, Inc.(1)	960	35,664
East West Bancorp, Inc.	5,786	231,151
Fifth Third Bancorp	19,720	381,779
First Horizon National Corp.	4,978	71,136
First NBC Bank Holding Co.(1)	731	23,918
FirstMerit Corp.	1,632	29,621
Home Bancshares, Inc.	1,642	51,969
ING Groep NV CVA(1)	36,490	545,340
Intesa Sanpaolo SpA	152,490	509,202
JPMorgan Chase & Co.	47,847	2,932,064
KBC Groep NV(1)	8,670	526,051
KeyCorp	50,040	697,057
M&T Bank Corp.	3,916	473,836
OFG Bancorp	2,151	37,535
PNC Financial Services Group, Inc. (The)	16,881	1,552,377
Popular, Inc.(1)	496	17,117
PrivateBancorp, Inc.	490	17,018
Prosperity Bancshares, Inc.	195	10,087
Renasant Corp.	542	15,436
Royal Bank of Scotland Group plc(1)	72,420	410,550
ServisFirst Bancshares, Inc.	991	31,851
Signature Bank(1)	2,285	281,855
Skandinaviska Enskilda Banken AB, A Shares	34,280	432,560
Southside Bancshares, Inc.	1,231	35,342
Sumitomo Mitsui Financial Group, Inc.	10,500	417,762
SunTrust Banks, Inc.	7,071	289,911
SVB Financial Group(1)	2,006	246,537
Texas Capital Bancshares, Inc.(1)	1,001	46,476
U.S. Bancorp	29,500	1,315,995
Valley National Bancorp	4,772	45,811

Wells Fargo & Co.	55,933	3,064,569
Westamerica Bancorp	6,817	293,608
		20,211,815
Beverages — 0.6%
Anheuser-Busch InBev NV	3,688	469,246
Boston Beer Co., Inc. (The), Class A(1)	597	159,757
Brown-Forman Corp., Class B	4,188	383,998
Coca-Cola Co. (The)	1,185	51,311
Constellation Brands, Inc., Class A(1)	6,295	722,162
Dr Pepper Snapple Group, Inc.	5,780	455,406
PepsiCo, Inc.	8,920	882,902
Pernod-Ricard SA	2,240	265,582
		3,390,364
Biotechnology — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	570	21,643
Acceleron Pharma, Inc.(1)	100	4,063
Acorda Therapeutics, Inc.(1)	319	10,795
Agios Pharmaceuticals, Inc.(1)	92	9,870
Alder Biopharmaceuticals, Inc.(1)	398	10,698
Alexion Pharmaceuticals, Inc.(1)	5,044	909,786
Amgen, Inc.	9,832	1,550,703
Anacor Pharmaceuticals, Inc.(1)	499	21,707
ARIAD Pharmaceuticals, Inc.(1)	1,619	13,162
Biogen Idec, Inc.(1)	3,710	1,519,579
BioMarin Pharmaceutical, Inc.(1)	1,268	135,765
Bluebird Bio, Inc.(1)	167	15,918
Celgene Corp.(1)	5,528	671,818
Celldex Therapeutics, Inc.(1)	679	17,342
Cepheid, Inc.(1)	483	27,454
Clovis Oncology, Inc.(1)	235	17,968
CSL Ltd.	5,195	374,437
Dyax Corp.(1)	1,130	17,074
Exact Sciences Corp.(1)	658	14,785
Gilead Sciences, Inc.(1)	15,990	1,655,445
Halozyme Therapeutics, Inc.(1)	976	14,708
Incyte Corp.(1)	2,874	246,733
Ironwood Pharmaceuticals, Inc.(1)	1,019	15,744
Isis Pharmaceuticals, Inc.(1)	709	48,609
Juno Therapeutics, Inc.(1)	107	5,020
Keryx Biopharmaceuticals, Inc.(1)	802	9,752
Ligand Pharmaceuticals, Inc., Class B(1)	184	10,133
Momenta Pharmaceuticals, Inc.(1)	350	4,778
Neurocrine Biosciences, Inc.(1)	644	25,148
Novavax, Inc.(1)	2,132	19,508
Opko Health, Inc.(1)	1,538	22,393
Portola Pharmaceuticals, Inc.(1)	397	15,118
PTC Therapeutics, Inc.(1)	121	8,631
Puma Biotechnology, Inc.(1)	130	27,691
Raptor Pharmaceutical Corp.(1)	418	3,875
Receptos, Inc.(1)	146	18,489
Regeneron Pharmaceuticals, Inc.(1)	1,045	432,463
Sangamo Biosciences, Inc.(1)	727	12,228
Sarepta Therapeutics, Inc.(1)	381	5,296

Spark Therapeutics, Inc.(1)	115	6,623
Synageva BioPharma Corp.(1)	169	16,685
Vertex Pharmaceuticals, Inc.(1)	2,295	274,092
		8,263,729
Building Products — 0.2%
American Woodmark Corp.(1)	133	7,004
Apogee Enterprises, Inc.	960	44,016
Caesarstone Sdot-Yam Ltd.	596	38,984
Continental Building Products, Inc.(1)	1,201	25,053
Daikin Industries Ltd.	5,200	338,929
Insteel Industries, Inc.	934	20,277
Lennox International, Inc.	2,969	309,548
Masco Corp.	11,810	309,304
NCI Building Systems, Inc.(1)	2,308	38,867
Trex Co., Inc.(1)	954	48,034
		1,180,016
Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	2,708	586,065
Ameriprise Financial, Inc.	10,882	1,454,162
Ares Management LP	1,729	35,099
BlackRock, Inc.	1,010	375,134
Blackstone Group LP (The)	4,964	185,951
Credit Suisse Group AG	8,860	216,261
Evercore Partners, Inc., Class A	889	45,543
Franklin Resources, Inc.	21,436	1,153,900
Goldman Sachs Group, Inc. (The)	4,360	827,484
HFF, Inc., Class A	1,034	36,790
Invesco Ltd.	26,910	1,083,666
LPL Financial Holdings, Inc.	8,956	401,766
Man Group plc	69,050	204,251
Morgan Stanley	7,053	252,427
Northern Trust Corp.	17,476	1,220,349
State Street Corp.	10,448	777,854
T. Rowe Price Group, Inc.	3,533	291,826
Waddell & Reed Financial, Inc., Class A	4,627	228,851
		9,377,379
Chemicals — 1.1%
Akzo Nobel NV	6,779	503,713
Cabot Corp.	5,656	255,199
Chemtura Corp.(1)	1,433	37,616
Dow Chemical Co. (The)	37,656	1,854,181
E.I. du Pont de Nemours & Co.	8,287	645,143
Innophos Holdings, Inc.	666	37,383
Johnson Matthey plc	7,680	404,197
Lanxess AG	2,890	148,880
LSB Industries, Inc.(1)	1,040	39,083
LyondellBasell Industries NV, Class A	11,715	1,006,436
Mosaic Co. (The)	6,673	355,404
PolyOne Corp.	736	29,249
PPG Industries, Inc.	2,122	499,476
Sherwin-Williams Co. (The)	2,606	743,231
Symrise AG	5,960	379,097
Trecora Resources(1)	1,085	15,657

Tronox Ltd., Class A	2,194	47,478
		7,001,423
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	841	26,147
ADT Corp. (The)	12,630	495,348
ARC Document Solutions, Inc.(1)	2,508	21,218
Brink's Co. (The)	1,920	54,029
Cintas Corp.	948	79,139
Clean Harbors, Inc.(1)	7,032	391,612
HNI Corp.	733	37,383
KAR Auction Services, Inc.	5,924	216,048
Multi-Color Corp.	1,613	110,135
Republic Services, Inc.	29,301	1,198,997
Stericycle, Inc.(1)	1,704	229,989
Tyco International plc	10,208	430,982
Waste Management, Inc.	1,712	93,270
		3,384,297
Communications Equipment — 0.7%
Aruba Networks, Inc.(1)	855	21,213
Cisco Systems, Inc.	56,535	1,668,348
CommScope Holding Co., Inc.(1)	787	24,791
Harris Corp.	3,176	246,712
Infinera Corp.(1)	1,982	33,793
Juniper Networks, Inc.	10,811	258,491
Motorola Solutions, Inc.	3,985	270,741
Palo Alto Networks, Inc.(1)	2,074	294,964
Polycom, Inc.(1)	2,220	30,680
QUALCOMM, Inc.	22,481	1,630,097
Riverbed Technology, Inc.(1)	1,825	38,215
		4,518,045
Construction and Engineering†
Great Lakes Dredge & Dock Corp.(1)	2,856	17,421
Northwest Pipe Co.(1)	686	16,615
		34,036
Construction Materials†
Headwaters, Inc.(1)	2,191	35,976
Consumer Finance — 0.3%
Capital One Financial Corp.	9,640	758,764
Cash America International, Inc.	6,048	130,516
Discover Financial Services	16,120	982,998
		1,872,278
Containers and Packaging — 0.3%
Ball Corp.	9,964	714,518
Bemis Co., Inc.	6,992	341,210
Berry Plastics Group, Inc.(1)	3,611	123,893
Crown Holdings, Inc.(1)	706	37,418
Graphic Packaging Holding Co.(1)	5,525	83,372
Sonoco Products Co.	10,785	505,062
		1,805,473
Distributors†
Core-Mark Holding Co., Inc.	275	19,338
LKQ Corp.(1)	7,844	192,766
		212,104

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(1)	485	22,242
H&R Block, Inc.	13,573	463,518
Liberty Tax, Inc.(1)	704	20,008
Nord Anglia Education, Inc.(1)	1,501	32,136
Sotheby's	580	25,491
Steiner Leisure, Ltd.(1)	746	34,406
		597,801
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,656	833,751
Compass Diversified Holdings	1,561	25,756
MarketAxess Holdings, Inc.	445	35,418
ORIX Corp.	32,900	466,582
PHH Corp.(1)	499	12,116
		1,373,623
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	3,262	112,735
BT Group plc	55,320	389,194
CenturyLink, Inc.	9,544	361,336
Orange SA	20,170	367,911
Verizon Communications, Inc.	3,893	192,509
		1,423,685
Electric Utilities — 0.6%
ALLETE, Inc.	679	37,236
Edison International	7,887	506,740
El Paso Electric Co.	483	18,267
Entergy Corp.	5,547	441,042
Great Plains Energy, Inc.	13,489	358,942
OGE Energy Corp.	4,586	149,091
Portland General Electric Co.	498	18,570
PPL Corp.	18,910	644,831
Southern Co. (The)	1,182	54,124
Westar Energy, Inc.	20,437	793,978
Xcel Energy, Inc.	25,898	913,681
		3,936,502
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,713	271,476
Eaton Corp. plc	11,620	825,136
Emerson Electric Co.	16,786	972,245
Generac Holdings, Inc.(1)	5,161	254,386
GrafTech International Ltd.(1)	2,812	10,967
Nidec Corp.	5,800	391,370
Schneider Electric SE	6,460	520,348
		3,245,928
Electronic Equipment, Instruments and Components — 0.4%
Belden, Inc.	590	52,380
Cognex Corp.(1)	490	21,898
Hexagon AB, B Shares	9,580	345,992
Ingram Micro, Inc., Class A(1)	1,706	42,155
Keyence Corp.	1,200	612,915
Keysight Technologies, Inc.(1)	10,023	376,263
Littelfuse, Inc.	302	30,297
Mercury Systems, Inc.(1)	580	9,872

Methode Electronics, Inc.	1,059	41,185
Murata Manufacturing Co. Ltd.	3,400	419,085
TE Connectivity Ltd.	9,189	662,803
		2,614,845
Energy Equipment and Services — 0.6%
Baker Hughes, Inc.	6,680	417,567
Cameron International Corp.(1)	6,504	306,208
Forum Energy Technologies, Inc.(1)	492	9,609
Halliburton Co.	17,580	754,885
Helmerich & Payne, Inc.	1,796	120,440
Matrix Service Co.(1)	628	11,681
National Oilwell Varco, Inc.	16,863	916,504
Patterson-UTI Energy, Inc.	9,895	184,888
RigNet, Inc.(1)	429	13,565
Schlumberger Ltd.	8,635	726,721
Weatherford International plc(1)	5,636	71,521
		3,533,589
Food and Staples Retailing — 0.9%
Carrefour SA	7,250	239,864
Costco Wholesale Corp.	2,808	412,664
CVS Health Corp.	15,890	1,650,494
Kroger Co. (The)	7,685	546,788
Natural Grocers by Vitamin Cottage, Inc.(1)	840	24,738
Seven & I Holdings Co. Ltd.	8,400	321,148
Sysco Corp.	16,964	661,426
United Natural Foods, Inc.(1)	2,874	238,657
Village Super Market, Inc., Class A	429	11,853
Wal-Mart Stores, Inc.	9,461	794,062
Weis Markets, Inc.	151	7,123
Wesfarmers Ltd.	3,764	128,971
Whole Foods Market, Inc.	4,979	281,264
		5,319,052
Food Products — 1.2%
Archer-Daniels-Midland Co.	11,414	546,502
Associated British Foods plc	11,266	543,532
Bunge Ltd.	4,475	365,965
Campbell Soup Co.	5,552	258,668
ConAgra Foods, Inc.	29,046	1,016,029
Danone SA	1,568	109,369
General Mills, Inc.	7,111	382,501
Hain Celestial Group, Inc. (The)(1)	3,881	242,679
Hershey Co. (The)	3,104	322,133
Ingredion, Inc.	4,519	371,507
J&J Snack Foods Corp.	358	36,226
J.M. Smucker Co. (The)	3,750	432,562
Kellogg Co.	3,969	255,921
Kerry Group plc, A Shares	4,880	354,963
Kraft Foods Group, Inc.	4,195	268,732
Mead Johnson Nutrition Co.	4,841	507,143
Mondelez International, Inc., Class A	7,348	271,398
Nestle SA	2,450	191,199
Pilgrim's Pride Corp.	9,302	255,154
Pinnacle Foods, Inc.	1,989	72,201

Sanderson Farms, Inc.	3,737	318,430
Snyders-Lance, Inc.	280	8,638
TreeHouse Foods, Inc.(1)	435	36,349
WhiteWave Foods Co., Class A(1)	4,339	177,682
		7,345,483
Gas Utilities — 0.2%
Atmos Energy Corp.	6,793	360,301
Laclede Group, Inc. (The)	10,939	566,203
South Jersey Industries, Inc.	327	18,534
		945,038
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	25,330	1,199,882
Becton Dickinson and Co.	582	85,391
Boston Scientific Corp.(1)	15,436	260,868
C.R. Bard, Inc.	3,712	627,848
Cantel Medical Corp.	303	13,756
Cardiovascular Systems, Inc.(1)	759	28,622
CareFusion Corp.(1)	7,319	439,726
Cie Generale d'Optique Essilor International SA	2,604	304,368
Coloplast A/S, B Shares	2,790	222,793
Cooper Cos., Inc. (The)	1,153	189,057
DENTSPLY International, Inc.	5,973	316,629
DexCom, Inc.(1)	517	31,403
Entellus Medical, Inc.(1)	735	15,986
GN Store Nord A/S	16,035	372,476
Haemonetics Corp.(1)	1,225	54,464
HeartWare International, Inc.(1)	139	11,847
Hill-Rom Holdings, Inc.	183	8,769
Insulet Corp.(1)	421	13,358
Intuitive Surgical, Inc.(1)	1,369	684,500
Medtronic plc	26,128	2,027,272
Neogen Corp.(1)	316	16,163
NuVasive, Inc.(1)	1,003	45,887
Orthofix International NV(1)	311	10,086
Smith & Nephew plc	20,648	378,066
St. Jude Medical, Inc.	7,123	474,962
STERIS Corp.	557	35,938
Stryker Corp.	2,980	282,355
Teleflex, Inc.	5,306	645,687
Utah Medical Products, Inc.	540	32,076
West Pharmaceutical Services, Inc.	493	26,977
Zimmer Holdings, Inc.	3,227	388,499
		9,245,711
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	305	19,285
Adeptus Health, Inc., Class A(1)	529	23,461
Aetna, Inc.	11,174	1,112,372
Air Methods Corp.(1)	311	16,480
AmerisourceBergen Corp.	5,115	525,617
AMN Healthcare Services, Inc.(1)	1,515	34,178
Anthem, Inc.	5,520	808,404
Cardinal Health, Inc.	8,506	748,443
Catamaran Corp.(1)	4,998	249,650

Cigna Corp.	2,178	264,910
ExamWorks Group, Inc.(1)	1,603	64,761
Express Scripts Holding Co.(1)	6,581	558,003
Fresenius Medical Care AG & Co. KGaA	2,660	217,803
Hanger, Inc.(1)	979	25,346
HCA Holdings, Inc.(1)	3,389	242,449
HealthSouth Corp.	223	9,692
Healthways, Inc.(1)	861	19,269
Humana, Inc.	1,858	305,418
LifePoint Hospitals, Inc.(1)	9,714	699,020
Magellan Health, Inc.(1)	151	9,675
Molina Healthcare, Inc.(1)	266	16,942
National Healthcare Corp.	166	10,460
Owens & Minor, Inc.	276	9,842
Quest Diagnostics, Inc.	7,529	528,084
Team Health Holdings, Inc.(1)	5,323	315,494
WellCare Health Plans, Inc.(1)	153	13,894
		6,848,952
Health Care Technology — 0.1%
Cerner Corp.(1)	5,672	408,724
HMS Holdings Corp.(1)	1,553	27,240
Inovalon Holdings, Inc.(1)	383	11,896
MedAssets, Inc.(1)	2,239	43,011
Medidata Solutions, Inc.(1)	554	26,653
		517,524
Hotels, Restaurants and Leisure — 1.2%
Accor SA	10,670	559,103
Brinker International, Inc.	1,850	110,001
Buffalo Wild Wings, Inc.(1)	179	34,210
Carnival Corp.	8,329	366,393
Carnival plc	8,120	366,304
Chipotle Mexican Grill, Inc.(1)	1,307	869,116
ClubCorp Holdings, Inc.	1,717	30,563
Dave & Buster's Entertainment, Inc.(1)	708	22,090
Domino's Pizza Group plc	31,910	355,934
El Pollo Loco Holdings, Inc.(1)	1,119	27,516
Galaxy Entertainment Group Ltd.	36,000	182,882
Hyatt Hotels Corp., Class A(1)	2,400	145,296
International Game Technology	9,010	160,738
Jack in the Box, Inc.	485	46,895
La Quinta Holdings, Inc.(1)	9,542	211,928
Las Vegas Sands Corp.	10,180	579,242
Marriott International, Inc., Class A	11,218	932,216
MGM Resorts International(1)	9,895	215,018
Panera Bread Co., Class A(1)	726	117,198
Papa John's International, Inc.	3,364	208,030
Papa Murphy's Holdings, Inc.(1)	952	12,719
Peak Resorts, Inc.	942	6,877
Red Robin Gourmet Burgers, Inc.(1)	483	40,316
SeaWorld Entertainment, Inc.	3,699	69,319
Starbucks Corp.	2,248	210,154
Texas Roadhouse, Inc.	1,029	38,731
Vail Resorts, Inc.	623	54,706

Whitbread plc	7,748	628,590
Wyndham Worldwide Corp.	5,231	478,532
Wynn Resorts Ltd.	202	28,785
		7,109,402
Household Durables — 0.4%
Cavco Industries, Inc.(1)	424	30,384
Century Communities, Inc.(1)	946	17,548
Electrolux AB	13,490	440,605
Harman International Industries, Inc.	2,566	354,082
Libbey, Inc.	447	16,999
Mohawk Industries, Inc.(1)	1,139	209,975
PulteGroup, Inc.	6,449	145,490
Toll Brothers, Inc.(1)	7,706	295,217
Whirlpool Corp.	4,330	917,744
		2,428,044
Household Products — 0.5%
Central Garden and Pet Co.(1)	105	1,016
Church & Dwight Co., Inc.	3,359	285,985
Energizer Holdings, Inc.	3,775	505,208
Henkel AG & Co. KGaA Preference Shares	1,320	156,356
Kimberly-Clark Corp.	2,059	225,790
Procter & Gamble Co. (The)	9,643	820,909
Reckitt Benckiser Group plc	6,790	614,289
Spectrum Brands Holdings, Inc.	2,034	190,545
Unicharm Corp.	14,400	398,385
		3,198,483
Industrial Conglomerates — 0.4%
3M Co.	8,836	1,490,191
General Electric Co.	13,216	343,484
Koninklijke Philips Electronics NV	21,231	636,017
		2,469,692
Insurance — 1.7%
ACE Ltd.	3,314	377,829
Aflac, Inc.	2,917	181,583
AIA Group Ltd.	55,400	326,080
Allied World Assurance Co. Holdings Ltd.	379	15,331
Allstate Corp. (The)	11,905	840,493
American International Group, Inc.	28,062	1,552,670
Amtrust Financial Services, Inc.	7,941	428,020
Argo Group International Holdings Ltd.	488	23,399
Arthur J Gallagher & Co.	2,626	123,396
Aspen Insurance Holdings Ltd.	6,640	304,444
Atlas Financial Holdings, Inc.(1)	1,035	18,609
Baldwin & Lyons, Inc., Class B	701	16,284
Brown & Brown, Inc.	8,231	264,544
Chubb Corp. (The)	2,328	233,848
CNO Financial Group, Inc.	956	15,545
Endurance Specialty Holdings Ltd.	798	50,729
Hanover Insurance Group, Inc. (The)	5,521	387,795
HCC Insurance Holdings, Inc.	7,749	433,014
Hiscox Ltd.	20,550	250,954
Infinity Property & Casualty Corp.	243	18,845
James River Group Holdings Ltd.(1)	1,366	30,011

MetLife, Inc.	17,206	874,581
Platinum Underwriters Holdings Ltd.	105	8,017
Principal Financial Group, Inc.	6,290	321,859
Prudential Financial, Inc.	10,520	850,542
Prudential plc	17,290	434,965
Reinsurance Group of America, Inc.	4,448	397,251
RenaissanceRe Holdings Ltd.	662	67,875
St. James's Place plc	34,005	497,687
Torchmark Corp.	3,147	167,578
Travelers Cos., Inc. (The)	6,757	725,972
United Fire Group, Inc.	31	894
Unum Group	9,925	333,083
Validus Holdings Ltd.	718	29,897
		10,603,624
Internet and Catalog Retail — 0.4%
Expedia, Inc.	10,999	1,009,158
Priceline Group, Inc. (The)(1)	436	539,542
Rakuten, Inc.	24,000	399,649
Shutterfly, Inc.(1)	394	18,916
TripAdvisor, Inc.(1)	3,253	290,330
		2,257,595
Internet Software and Services — 0.8%
comScore, Inc.(1)	1,017	52,467
CoStar Group, Inc.(1)	2,995	596,484
Cvent, Inc.(1)	879	25,447
eBay, Inc.(1)	10,732	621,490
Envestnet, Inc.(1)	1,261	67,943
Everyday Health, Inc.(1)	982	14,043
Facebook, Inc., Class A(1)	12,855	1,015,159
Google, Inc., Class A(1)	1,728	972,225
LinkedIn Corp., Class A(1)	2,443	652,770
Pandora Media, Inc.(1)	12,945	191,586
Q2 Holdings, Inc.(1)	1,598	31,656
TechTarget, Inc.(1)	1,510	18,331
Twitter, Inc.(1)	5,597	269,104
VeriSign, Inc.(1)	3,328	213,058
Yelp, Inc.(1)	5,301	254,448
		4,996,211
IT Services — 1.1%
Accenture plc, Class A	4,476	402,974
Alliance Data Systems Corp.(1)	3,739	1,041,349
Amdocs Ltd.	5,613	294,682
Cap Gemini SA	5,390	435,910
Cognizant Technology Solutions Corp., Class A(1)	6,465	403,965
EVERTEC, Inc.	3,278	68,346
Fidelity National Information Services, Inc.	4,137	279,620
Fiserv, Inc.(1)	4,762	371,769
Heartland Payment Systems, Inc.	608	29,810
International Business Machines Corp.	5,314	860,549
MoneyGram International, Inc.(1)	741	6,295
Teradata Corp.(1)	4,730	210,580
VeriFone Systems, Inc.(1)	999	35,155
Virtusa Corp.(1)	1,231	48,452

Visa, Inc., Class A	6,538	1,773,825
WEX, Inc.(1)	341	36,484
Wirecard AG	7,198	332,185
		6,631,950
Leisure Products — 0.1%
Brunswick Corp.	1,391	75,448
Malibu Boats, Inc.(1)	907	18,367
Mattel, Inc.	11,664	306,996
Polaris Industries, Inc.	2,186	335,179
		735,990
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	2,814	357,885
Charles River Laboratories International, Inc.(1)	380	29,135
Illumina, Inc.(1)	1,238	241,979
Mettler-Toledo International, Inc.(1)	614	192,900
PAREXEL International Corp.(1)	339	21,852
Waters Corp.(1)	1,536	184,904
		1,028,655
Machinery — 1.4%
Albany International Corp., Class A	1,210	45,629
Altra Industrial Motion Corp.	193	5,269
Briggs & Stratton Corp.	192	4,001
Caterpillar, Inc.	15,136	1,254,774
Cummins, Inc.	2,973	422,850
Dynamic Materials Corp.	1,160	18,734
EnPro Industries, Inc.	539	35,450
Flowserve Corp.	5,907	367,002
Global Brass & Copper Holdings, Inc.	2,995	42,050
Graham Corp.	41	928
Ingersoll-Rand plc	25,824	1,735,115
John Bean Technologies Corp.	948	32,763
Kennametal, Inc.	332	11,620
Kubota Corp.	26,000	422,629
Middleby Corp.(1)	6,950	740,939
Oshkosh Corp.	11,258	549,278
Parker-Hannifin Corp.	7,018	861,038
Pentair plc	2,588	172,024
Rexnord Corp.(1)	588	16,211
SKF AB, B Shares	4,630	116,625
Snap-On, Inc.	1,678	247,052
Stanley Black & Decker, Inc.	9,137	898,533
WABCO Holdings, Inc.(1)	4,343	507,393
Wabtec Corp.	3,080	292,261
		8,800,168
Media — 1.1%
Cablevision Systems Corp., Class A	5,450	102,351
Charter Communications, Inc., Class A(1)	2,954	533,492
Comcast Corp., Class A	37,604	2,232,926
Cumulus Media, Inc., Class A(1)	8,584	34,250
DIRECTV(1)	800	70,880
Entercom Communications Corp., Class A(1)	2,355	26,800
Entravision Communications Corp., Class A	10,955	75,151
Journal Communications, Inc., Class A(1)	548	6,510

Markit Ltd.(1)	8,993	239,664
Nexstar Broadcasting Group, Inc., Class A	614	33,481
Omnicom Group, Inc.	2,119	168,545
Scripps Networks Interactive, Inc., Class A	2,382	172,219
Sirius XM Holdings, Inc.(1)	62,993	245,043
Time Warner Cable, Inc.	5,484	844,810
Time Warner, Inc.	11,820	967,585
Townsquare Media, Inc.(1)	556	7,356
Walt Disney Co. (The)	7,826	814,530
		6,575,593
Metals and Mining — 0.3%
Alcoa, Inc.	22,704	335,792
BHP Billiton Ltd.	9,831	258,498
Compass Minerals International, Inc.	502	45,516
Haynes International, Inc.	707	28,549
Horsehead Holding Corp.(1)	5,358	68,797
Newmont Mining Corp.	6,210	163,509
Nucor Corp.	6,399	300,945
Rio Tinto Ltd.	9,680	487,194
United States Steel Corp.	3,842	92,016
		1,780,816
Multi-Utilities — 0.1%
Ameren Corp.	776	32,910
Avista Corp.	477	16,266
Black Hills Corp.	246	12,504
NorthWestern Corp.	3,807	206,301
PG&E Corp.	4,543	244,096
		512,077
Multiline Retail — 0.7%
Big Lots, Inc.	2,284	108,970
Burlington Stores, Inc.(1)	4,163	231,338
Dillard's, Inc., Class A	3,008	391,521
Dollar Tree, Inc.(1)	4,683	373,141
Kohl's Corp.	5,842	431,140
Macy's, Inc.	31,079	1,980,354
Marks & Spencer Group plc	25,230	196,509
Target Corp.	6,577	505,311
		4,218,284
Oil, Gas and Consumable Fuels — 2.4%
Aegean Marine Petroleum Network, Inc.	1,553	22,767
Antero Midstream Partners LP	1,206	31,356
Antero Resources Corp.(1)	6,573	259,305
Apache Corp.	6,460	425,326
Ardmore Shipping Corp.	2,298	24,290
BG Group plc	27,929	413,072
Cabot Oil & Gas Corp.	4,997	144,913
Carrizo Oil & Gas, Inc.(1)	773	36,787
Chevron Corp.	21,149	2,256,175
Concho Resources, Inc.(1)	6,477	705,475
Delek US Holdings, Inc.	191	7,120
Devon Energy Corp.	7,100	437,289
Diamondback Energy, Inc.(1)	379	26,989
EOG Resources, Inc.	6,005	538,769

Euronav NV(1)	1,169	14,344
Exxon Mobil Corp.	23,755	2,103,268
Gulfport Energy Corp.(1)	4,042	185,164
Imperial Oil Ltd.	39,764	1,534,449
Marathon Petroleum Corp.	2,512	263,760
Noble Energy, Inc.	5,836	275,634
Nordic American Tanker Shipping Ltd.	875	8,951
Northern Tier Energy LP	1,246	30,589
Oasis Petroleum, Inc.(1)	16,291	233,450
Occidental Petroleum Corp.	18,664	1,453,552
PDC Energy, Inc.(1)	150	7,752
Phillips 66	558	43,781
Royal Dutch Shell plc, Class A	14,020	459,062
Scorpio Tankers, Inc.	2,912	25,218
Southwestern Energy Co.(1)	2,395	60,067
Statoil ASA	9,520	179,446
Tesoro Corp.	2,171	199,385
Total SA	13,500	728,695
Total SA ADR	22,030	1,181,469
Valero Energy Corp.	10,214	630,102
Western Refining, Inc.	301	14,177
		14,961,948
Paper and Forest Products†
KapStone Paper and Packaging Corp.	1,199	41,318
West Fraser Timber Co. Ltd.	3,034	165,182
		206,500
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,193	511,975
Pharmaceuticals — 2.2%
AbbVie, Inc.	18,773	1,135,767
Aerie Pharmaceuticals, Inc.(1)	754	21,203
Akorn, Inc.(1)	423	22,762
Bayer AG	2,400	354,649
Catalent, Inc.(1)	9,022	252,345
Eli Lilly & Co.	1,454	102,027
Endo International plc(1)	4,812	411,907
Hospira, Inc.(1)	2,186	191,362
Jazz Pharmaceuticals plc(1)	1,270	216,014
Johnson & Johnson	33,546	3,438,801
Lannett Co., Inc.(1)	262	16,349
Medicines Co. (The)(1)	523	15,044
Merck & Co., Inc.	37,544	2,197,826
Mylan, Inc.(1)	7,063	404,887
Nektar Therapeutics(1)	833	10,887
Novartis AG	8,547	873,662
Novo Nordisk A/S, B Shares	2,570	123,212
Ono Pharmaceutical Co. Ltd.	2,600	258,642
Pacira Pharmaceuticals, Inc.(1)	1,607	184,435
Pfizer, Inc.	31,812	1,091,788
Roche Holding AG	2,381	646,355
Salix Pharmaceuticals Ltd.(1)	730	114,756
Shire plc	6,550	533,420
Teva Pharmaceutical Industries Ltd. ADR	7,159	408,206

Zoetis, Inc.	15,760	726,378
		13,752,684
Professional Services — 0.2%
Adecco SA	7,653	602,061
CDI Corp.	1,350	24,840
Huron Consulting Group, Inc.(1)	522	34,791
Kforce, Inc.	1,476	34,834
Korn/Ferry International(1)	955	29,223
Nielsen NV	8,592	388,445
On Assignment, Inc.(1)	958	36,605
		1,150,799
Real Estate Investment Trusts (REITs) — 2.6%
Acadia Realty Trust	4,843	165,437
Alexandria Real Estate Equities, Inc.	3,458	331,657
Annaly Capital Management, Inc.	9,832	104,416
Apartment Investment & Management Co., Class A	6,110	230,225
Apollo Commercial Real Estate Finance, Inc.	1,162	19,859
Armada Hoffler Properties, Inc.	1,990	21,492
Associated Estates Realty Corp.	690	16,526
AvalonBay Communities, Inc.	3,095	521,012
Blackstone Mortgage Trust, Inc., Class A	436	12,605
Boston Properties, Inc.	5,594	768,672
Brixmor Property Group, Inc.	12,940	328,676
Campus Crest Communities, Inc.	3,608	28,106
Capstead Mortgage Corp.	982	11,755
CBL & Associates Properties, Inc.	498	9,970
Chatham Lodging Trust	822	23,854
Colony Financial, Inc.	12	303
Corporate Office Properties Trust	5,536	162,758
Corrections Corp. of America	14,009	558,819
CubeSmart	6,380	148,016
DCT Industrial Trust, Inc.	3,074	110,910
DDR Corp.	8,464	160,308
DiamondRock Hospitality Co.	846	12,250
Duke Realty Corp.	14,727	314,569
DuPont Fabros Technology, Inc.	1,567	49,063
Easterly Government Properties, Inc.(1)	910	14,651
Education Realty Trust, Inc.	912	31,975
Empire State Realty Trust, Inc.	10,695	189,301
EPR Properties	190	11,592
Equity Lifestyle Properties, Inc.	543	29,251
Equity One, Inc.	4,954	132,668
Equity Residential	7,411	570,869
Essex Property Trust, Inc.	1,690	375,907
Excel Trust, Inc.	1,364	18,687
Extra Space Storage, Inc.	3,628	238,650
First Industrial Realty Trust, Inc.	541	11,512
General Growth Properties, Inc.	16,857	489,022
Geo Group, Inc. (The)	1,141	49,234
Hatteras Financial Corp.	956	17,543
HCP, Inc.	1,376	58,287
Health Care REIT, Inc.	6,946	535,606
Healthcare Realty Trust, Inc.	284	8,105

Healthcare Trust of America, Inc., Class A	4,366	121,156
Hersha Hospitality Trust	1,043	6,999
Highwoods Properties, Inc.	269	12,269
Hospitality Properties Trust	8,602	265,028
Host Hotels & Resorts, Inc.	29,542	620,382
Hudson Pacific Properties, Inc.	6,719	214,739
Kilroy Realty Corp.	3,155	233,375
Kimco Realty Corp.	11,841	311,181
Kite Realty Group Trust	9,890	280,085
LaSalle Hotel Properties	9,464	368,339
Lexington Realty Trust	2,384	25,819
Macerich Co. (The)	2,328	194,737
Mack-Cali Realty Corp.	582	10,947
Medical Properties Trust, Inc.	1,426	21,590
MFA Financial, Inc.	2,563	20,401
National Retail Properties, Inc.	4,497	180,959
New Residential Investment Corp.	905	13,675
Omega Healthcare Investors, Inc.	3,166	126,830
Outfront Media, Inc.	875	26,206
Pebblebrook Hotel Trust	4,870	236,585
Pennsylvania Real Estate Investment Trust	653	14,875
PennyMac Mortgage Investment Trust	961	20,604
Piedmont Office Realty Trust, Inc., Class A	23,364	428,262
Post Properties, Inc.	654	37,193
Potlatch Corp.	808	32,263
ProLogis, Inc.	10,730	458,278
Public Storage	2,076	409,429
Rayonier, Inc.	4,851	132,966
Regency Centers Corp.	3,553	233,183
Rexford Industrial Realty, Inc.	596	9,560
RLJ Lodging Trust	4,915	156,346
Rouse Properties, Inc.	1,256	21,704
Sabra Health Care REIT, Inc.	383	12,520
Simon Property Group, Inc.	7,592	1,445,213
SL Green Realty Corp.	2,597	329,637
Summit Hotel Properties, Inc.	1,748	22,951
Sun Communities, Inc.	642	43,393
Sunstone Hotel Investors, Inc.	806	14,065
Taubman Centers, Inc.	1,523	110,174
Two Harbors Investment Corp.	2,454	25,620
UDR, Inc.	6,340	202,500
Urstadt Biddle Properties, Inc., Class A	1,150	26,128
Ventas, Inc.	7,059	525,684
Vornado Realty Trust	3,953	434,988
Washington Real Estate Investment Trust	679	19,243
Weyerhaeuser Co.	14,986	526,158
		15,878,357
Real Estate Management and Development — 0.2%
Daito Trust Construction Co. Ltd.	2,900	313,576
Forest City Enterprises, Inc., Class A(1)	5,204	131,401
Global Logistic Properties Ltd.	55,000	104,524
Jones Lang LaSalle, Inc.	3,373	543,896
		1,093,397

Road and Rail — 0.4%
Canadian Pacific Railway Ltd., New York Shares	3,421	641,848
Celadon Group, Inc.	503	13,204
Heartland Express, Inc.	8,890	223,761
Kansas City Southern	2,974	344,508
Marten Transport Ltd.	747	17,323
Saia, Inc.(1)	746	34,338
Swift Transportation Co.(1)	901	25,480
Union Pacific Corp.	7,069	850,118
Werner Enterprises, Inc.	8,953	287,123
		2,437,703
Semiconductors and Semiconductor Equipment — 1.6%
Altera Corp.	8,621	319,063
Applied Materials, Inc.	63,294	1,585,515
ARM Holdings plc	23,180	414,765
ASML Holding NV	4,632	500,772
Avago Technologies Ltd.	5,376	686,085
Broadcom Corp., Class A	21,151	956,660
Cavium, Inc.(1)	475	32,533
Exar Corp.(1)	3,411	36,566
Fairchild Semiconductor International, Inc.(1)	2,114	36,868
Formfactor, Inc.(1)	2,467	24,226
Freescale Semiconductor Ltd.(1)	3,977	143,609
Intel Corp.	28,429	945,264
Kulicke & Soffa Industries, Inc.(1)	2,391	38,256
Lam Research Corp.	4,981	410,733
M/A-COM Technology Solutions Holdings, Inc.(1)	757	25,526
Maxim Integrated Products, Inc.	6,088	209,397
Microchip Technology, Inc.	25,724	1,318,870
Micron Technology, Inc.(1)	10,780	330,623
Nanometrics, Inc.(1)	1,068	19,096
NXP Semiconductors NV(1)	9,221	782,817
Photronics, Inc.(1)	2,914	24,215
Qorvo, Inc.(1)	748	51,911
Semtech Corp.(1)	754	21,813
Spansion, Inc., Class A(1)	1,316	47,481
Synaptics, Inc.(1)	601	51,656
Teradyne, Inc.	23,771	459,256
Texas Instruments, Inc.	7,686	451,937
Xilinx, Inc.	3,617	153,252
		10,078,765
Software — 1.7%
AVG Technologies NV(1)	429	9,683
Barracuda Networks, Inc.(1)	828	31,538
BroadSoft, Inc.(1)	1,340	42,156
Dassault Systemes SA	2,240	156,742
Electronic Arts, Inc.(1)	45,686	2,612,325
ePlus, Inc.(1)	305	25,367
FireEye, Inc.(1)	394	17,442
Intuit, Inc.	13,747	1,342,120
Manhattan Associates, Inc.(1)	829	41,326
Mavenir Systems, Inc.(1)	1,224	17,834
Mentor Graphics Corp.	2,949	69,184

Microsoft Corp.	46,512	2,039,551
Monotype Imaging Holdings, Inc.	1,158	37,068
NetSuite, Inc.(1)	3,883	374,399
Oracle Corp.	65,048	2,850,403
QLIK Technologies, Inc.(1)	1,243	40,323
Splunk, Inc.(1)	6,132	412,377
Symantec Corp.	4,676	117,648
Synopsys, Inc.(1)	7,987	370,677
Take-Two Interactive Software, Inc.(1)	810	21,457
Tyler Technologies, Inc.(1)	195	23,277
Ultimate Software Group, Inc.(1)	191	31,447
Verint Systems, Inc.(1)	860	52,352
		10,736,696
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	2,008	311,099
AutoZone, Inc.(1)	1,035	665,174
Bed Bath & Beyond, Inc.(1)	14,299	1,067,563
Boot Barn Holdings, Inc.(1)	63	1,550
Destination Maternity Corp.	927	15,184
Foot Locker, Inc.	7,792	437,677
Gap, Inc. (The)	8,588	357,261
Inditex SA	10,220	321,199
Kirkland's, Inc.(1)	1,684	40,029
Lowe's Cos., Inc.	15,796	1,170,326
MarineMax, Inc.(1)	357	9,050
Nitori Holdings Co. Ltd.	3,600	238,345
O'Reilly Automotive, Inc.(1)	2,291	476,826
Office Depot, Inc.(1)	869	8,143
Penske Automotive Group, Inc.	770	37,984
Restoration Hardware Holdings, Inc.(1)	2,457	216,462
Ross Stores, Inc.	3,957	418,690
Sally Beauty Holdings, Inc.(1)	5,183	173,734
Select Comfort Corp.(1)	1,056	33,898
Signet Jewelers Ltd.	3,530	423,176
TJX Cos., Inc. (The)	8,751	600,669
Tractor Supply Co.	3,986	351,246
		7,375,285
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	33,896	4,354,280
EMC Corp.	8,871	256,727
Hewlett-Packard Co.	17,275	601,861
Nimble Storage, Inc.(1)	1,415	35,743
SanDisk Corp.	4,462	356,648
Silicon Graphics International Corp.(1)	3,866	35,683
Super Micro Computer, Inc.(1)	856	34,394
Western Digital Corp.	16,675	1,783,891
		7,459,227
Textiles, Apparel and Luxury Goods — 0.5%
Burberry Group plc	14,019	405,161
Culp, Inc.	1,389	30,197
Hanesbrands, Inc.	3,390	432,361
Kate Spade & Co.(1)	5,630	193,953
Lululemon Athletica, Inc.(1)	945	64,676

Luxottica Group SpA	7,978	492,367
LVMH Moet Hennessy Louis Vuitton SA	1,150	210,924
Michael Kors Holdings Ltd.(1)	505	34,042
Movado Group, Inc.	897	23,044
Pandora A/S	6,160	562,108
Ralph Lauren Corp.	1,799	247,201
Skechers U.S.A., Inc., Class A(1)	797	54,308
Under Armour, Inc., Class A(1)	5,103	392,982
		3,143,324
Thrifts and Mortgage Finance — 0.2%
Aareal Bank AG	10,110	453,675
Astoria Financial Corp.	1,065	13,973
Capitol Federal Financial, Inc.	5,920	73,467
EverBank Financial Corp.	11,055	198,769
Nationstar Mortgage Holdings, Inc.(1)	3,248	86,559
People's United Financial, Inc.	13,745	207,962
Radian Group, Inc.	487	7,700
		1,042,105
Tobacco — 0.4%
Altria Group, Inc.	5,460	307,343
Japan Tobacco, Inc.	7,400	233,336
Lorillard, Inc.	4,046	276,827
Philip Morris International, Inc.	16,108	1,336,320
		2,153,826
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	875	38,334
Ashtead Group plc	26,483	486,541
Bunzl plc	9,430	276,029
Kaman Corp.	290	12,035
United Rentals, Inc.(1)	4,680	435,521
Wolseley plc	5,090	312,049
		1,560,509
Transportation Infrastructure†
Groupe Eurotunnel SE	5,310	72,613
Water Utilities†
Artesian Resources Corp., Class A	534	11,598
Wireless Telecommunication Services — 0.3%
RingCentral, Inc., Class A(1)	1,795	28,307
Rogers Communications, Inc., Class B	5,865	207,417
SBA Communications Corp., Class A(1)	13,309	1,659,765
		1,895,489
TOTAL COMMON STOCKS (Cost $215,171,322)		286,709,804
U.S. TREASURY SECURITIES — 17.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,100,000	1,290,438
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,570,775
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	941,640
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,476,891
U.S. Treasury Bonds, 3.125%, 8/15/44	855,000	947,647
U.S. Treasury Bonds, 3.00%, 11/15/44	330,000	358,024
U.S. Treasury Bonds, 2.50%, 2/15/45	150,000	147,094
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	749,499	1,008,661
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	568,202	773,110

U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	872,768	891,656
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	765,870	757,912
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	797,730	807,327
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,064,934	5,159,506
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,031,280	2,069,842
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,375,094	3,612,140
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,093,510	1,202,520
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,354,583	2,394,683
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,302,828	1,407,156
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,078,350	4,378,174
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,281,261	3,439,683
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,607,815	1,622,763
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,225,116	1,238,612
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,865,094	3,885,931
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,329,172	3,418,643
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,767,050	2,887,893
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	791,008	792,553
U.S. Treasury Inflation Indexed Notes, 2.50%, 1/15/29	6,533,722	8,381,537
U.S. Treasury Inflation Indexed Notes, 3.375%, 4/15/32	66,134	97,398
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	1,007,370	1,196,803
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/45	1,096,711	1,121,558
U.S. Treasury Notes, 0.375%, 11/15/15	1,700,000	1,702,655
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,513,125
U.S. Treasury Notes, 0.50%, 6/15/16	700,000	701,039
U.S. Treasury Notes, 1.00%, 2/15/18	12,000,000	12,001,404
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	314,391
U.S. Treasury Notes, 1.375%, 7/31/18	3,950,000	3,977,464
U.S. Treasury Notes, 1.25%, 10/31/18	2,700,000	2,700,842
U.S. Treasury Notes, 1.25%, 11/30/18	5,300,000	5,297,514
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	353,008
U.S. Treasury Notes, 1.625%, 8/31/19	6,450,000	6,503,916
U.S. Treasury Notes, 1.50%, 10/31/19	1,950,000	1,952,438
U.S. Treasury Notes, 1.50%, 11/30/19	1,700,000	1,701,460
U.S. Treasury Notes, 1.25%, 1/31/20	700,000	691,688
U.S. Treasury Notes, 1.375%, 2/29/20(2)	1,000,000	993,984
U.S. Treasury Notes, 2.00%, 10/31/21	3,700,000	3,746,539
U.S. Treasury Notes, 1.75%, 5/15/23	2,500,000	2,469,335
TOTAL U.S. TREASURY SECURITIES (Cost $103,995,848)		108,899,372
CORPORATE BONDS — 9.1%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	130,929
Lockheed Martin Corp., 3.80%, 3/1/45(2)	50,000	50,134
Raytheon Co., 2.50%, 12/15/22	80,000	79,415
United Technologies Corp., 6.05%, 6/1/36	51,000	68,523
United Technologies Corp., 5.70%, 4/15/40	150,000	193,555
United Technologies Corp., 4.50%, 6/1/42	50,000	55,952
		578,508
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(3)	40,000	40,325
American Honda Finance Corp., 2.125%, 10/10/18	80,000	81,072
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	140,000	140,443
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	70,000	71,738

Ford Motor Co., 4.75%, 1/15/43		50,000	55,323
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	202,391
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	120,356
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	283,832
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	100,000	122,506
			1,117,986
Banks — 2.0%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	182,809
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	406,795
Bank of America Corp., 3.75%, 7/12/16		$110,000	113,787
Bank of America Corp., 6.50%, 8/1/16		230,000	246,678
Bank of America Corp., 5.75%, 12/1/17		250,000	276,636
Bank of America Corp., 5.70%, 1/24/22		160,000	186,821
Bank of America Corp., 4.10%, 7/24/23		70,000	75,327
Bank of America Corp., MTN, 4.00%, 4/1/24		120,000	126,934
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	134,796
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	91,290
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	69,483
Bank of America N.A., 5.30%, 3/15/17		810,000	869,779
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	143,974
Barclays Bank plc, 5.14%, 10/14/20		100,000	111,147
BB&T Corp., MTN, 3.20%, 3/15/16		160,000	163,783
BB&T Corp., MTN, 2.05%, 6/19/18		60,000	60,580
BPCE SA, 4.625%, 7/18/23	EUR	100,000	134,994
Branch Banking & Trust Co., 3.80%, 10/30/26		$70,000	73,935
Capital One Financial Corp., 1.00%, 11/6/15		60,000	60,089
Capital One Financial Corp., 3.20%, 2/5/25		170,000	168,014
Citigroup, Inc., 4.45%, 1/10/17		100,000	105,480
Citigroup, Inc., 5.50%, 2/15/17		140,000	150,337
Citigroup, Inc., 1.75%, 5/1/18		370,000	368,217
Citigroup, Inc., 4.50%, 1/14/22		260,000	286,739
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,180
Citigroup, Inc., 3.75%, 6/16/24		360,000	374,632
Citigroup, Inc., 6.00%, 10/31/33		50,000	59,223
Citigroup, Inc., 5.30%, 5/6/44		50,000	56,153
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	173,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	183,724
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	192,742
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	302,547
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	150,000	193,296
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	113,876
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	225,975
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	203,122
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	260,000	467,946
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	64,168
Fifth Third Bank, 2.875%, 10/1/21		250,000	253,851
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	70,000	133,160
HSBC Holdings plc, 5.10%, 4/5/21		$90,000	102,327
HSBC Holdings plc, 4.00%, 3/30/22		60,000	64,833
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	123,395
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	365,033
JPMorgan Chase & Co., 6.00%, 1/15/18		$560,000	627,560
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	71,703

JPMorgan Chase & Co., 3.875%, 9/10/24		190,000	193,961
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	237,694
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	264,766
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,840
KFW, 2.00%, 6/1/16		230,000	234,281
KFW, 3.875%, 1/21/19	EUR	125,000	161,442
KFW, MTN, 4.625%, 1/4/23	EUR	210,000	315,573
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	50,000	102,459
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	196,735
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	124,459
SunTrust Banks, Inc., 3.60%, 4/15/16		$40,000	41,166
U.S. Bancorp, 3.44%, 2/1/16		100,000	102,144
U.S. Bancorp, MTN, 3.00%, 3/15/22		70,000	72,224
U.S. Bancorp, MTN, 2.95%, 7/15/22		40,000	40,382
U.S. Bancorp, MTN, 3.60%, 9/11/24		150,000	156,046
US Bank N.A., 2.80%, 1/27/25		250,000	250,661
Wells Fargo & Co., 3.68%, 6/15/16		120,000	124,512
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,843
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,437
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	122,436
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$210,000	234,859
Wells Fargo & Co., MTN, 3.00%, 2/19/25		80,000	79,903
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	125,911
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	53,751
			12,498,274
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		320,000	387,374
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		220,000	216,872
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	142,572
Pernod-Ricard SA, 2.95%, 1/15/17(3)		170,000	174,570
			921,388
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		140,000	142,640
Amgen, Inc., 4.10%, 6/15/21		70,000	75,874
Amgen, Inc., 5.375%, 5/15/43		120,000	144,063
Celgene Corp., 3.25%, 8/15/22		90,000	92,070
Celgene Corp., 3.625%, 5/15/24		120,000	125,615
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	122,431
			702,693
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		80,000	86,131
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	369,825
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	95,230
			551,186
Chemicals — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	101,684
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	109,665
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,805
Eastman Chemical Co., 2.70%, 1/15/20		110,000	111,587
Eastman Chemical Co., 3.60%, 8/15/22		100,000	103,541
Ecolab, Inc., 4.35%, 12/8/21		160,000	175,523
Mosaic Co. (The), 4.25%, 11/15/23		80,000	86,620
Mosaic Co. (The), 5.625%, 11/15/43		60,000	72,637
			792,062

Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22		220,000	229,213
Waste Management, Inc., 4.10%, 3/1/45		70,000	71,636
			300,849
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	40,417
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	286,653
			327,070
Construction Materials†
Owens Corning, 4.20%, 12/15/22		90,000	94,661
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	278,552
American Express Co., 1.55%, 5/22/18		60,000	59,985
American Express Credit Corp., 1.30%, 7/29/16		110,000	110,609
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	250,513
Discover Bank, 2.00%, 2/21/18		250,000	250,697
Equifax, Inc., 3.30%, 12/15/22		100,000	100,873
PNC Bank N.A., 6.00%, 12/7/17		340,000	379,060
Synchrony Financial, 3.00%, 8/15/19		50,000	50,886
			1,481,175
Containers and Packaging†
Rock-Tenn Co., 3.50%, 3/1/20		80,000	81,551
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	34,917
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	69,221
Johns Hopkins University, 4.08%, 7/1/53		30,000	31,896
			136,034
Diversified Financial Services — 1.3%
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	100,705
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	207,469
General Electric Capital Corp., 4.375%, 9/16/20		$410,000	455,922
General Electric Capital Corp., 5.30%, 2/11/21		40,000	46,135
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	277,310
General Electric Capital Corp., MTN, 5.625%, 9/15/17		415,000	460,342
General Electric Capital Corp., MTN, 4.65%, 10/17/21		100,000	113,567
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	132,430
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	154,469
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	631,999
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		120,000	127,029
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		140,000	181,642
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	77,673
Gulf Gate Apartments, VRN, 0.17%, 3/5/15 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)		3,000,000	3,000,000
Morgan Stanley, 3.70%, 10/23/24		150,000	155,176
Morgan Stanley, 5.00%, 11/24/25		350,000	386,228
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	375,635
Morgan Stanley, MTN, 5.625%, 9/23/19		450,000	511,335
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	142,496
UBS AG (Stamford Branch), 5.875%, 12/20/17		$186,000	207,794
			7,745,356
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 2.625%, 12/1/22		90,000	86,990
AT&T, Inc., 6.55%, 2/15/39		171,000	208,035
AT&T, Inc., 4.30%, 12/15/42		130,000	122,456

British Telecommunications plc, 5.95%, 1/15/18		230,000	256,742
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		180,000	183,458
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		150,000	174,686
Orange SA, 4.125%, 9/14/21		120,000	131,087
Verizon Communications, Inc., 3.65%, 9/14/18		310,000	328,702
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	83,339
Verizon Communications, Inc., 5.15%, 9/15/23		220,000	252,527
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	373,381
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	41,089
Verizon Communications, Inc., 4.75%, 11/1/41		120,000	126,259
Verizon Communications, Inc., 6.55%, 9/15/43		79,000	104,106
Verizon Communications, Inc., 4.86%, 8/21/46(3)		57,000	60,705
Verizon Communications, Inc., 5.01%, 8/21/54(3)		77,000	80,795
			2,614,357
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	119,922
Energy Equipment and Services†
Ensco plc, 4.70%, 3/15/21		$180,000	185,154
Weatherford International Ltd., 4.50%, 4/15/22		80,000	72,808
			257,962
Food and Staples Retailing — 0.2%
Dollar General Corp., 3.25%, 4/15/23		70,000	67,693
Kroger Co. (The), 6.40%, 8/15/17		180,000	200,875
Kroger Co. (The), 3.30%, 1/15/21		170,000	176,750
Sysco Corp., 3.50%, 10/2/24		110,000	114,683
Wal-Mart Stores, Inc., 2.55%, 4/11/23		150,000	150,915
Wal-Mart Stores, Inc., 5.625%, 4/1/40		220,000	285,605
			996,521
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16		100,000	104,272
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	97,843
Mondelez International, Inc., 4.00%, 2/1/24		120,000	130,196
Mondelez International, Inc., 6.50%, 2/9/40		70,000	97,520
Tyson Foods, Inc., 4.50%, 6/15/22		100,000	110,082
			539,913
Gas Utilities — 0.4%
Enbridge Energy Partners LP, 6.50%, 4/15/18		130,000	145,656
Enbridge, Inc., 4.50%, 6/10/44		60,000	56,155
Energy Transfer Partners LP, 4.15%, 10/1/20		110,000	115,164
Energy Transfer Partners LP, 5.20%, 2/1/22		50,000	55,122
Energy Transfer Partners LP, 3.60%, 2/1/23		110,000	109,667
Energy Transfer Partners LP, 6.50%, 2/1/42		80,000	96,084
Enterprise Products Operating LLC, 6.30%, 9/15/17		230,000	257,668
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	245,419
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	233,474
Kinder Morgan, Inc., 4.30%, 6/1/25		40,000	41,872
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	117,647
Magellan Midstream Partners LP, 5.15%, 10/15/43		40,000	45,694
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		160,000	166,216
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		170,000	169,368
TransCanada PipeLines Ltd., 2.50%, 8/1/22		150,000	147,064
Williams Cos., Inc. (The), 3.70%, 1/15/23		80,000	74,917
Williams Partners LP, 4.125%, 11/15/20		160,000	167,578

Williams Partners LP, 5.10%, 9/15/45		60,000	59,862
			2,304,627
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23		50,000	50,676
Becton Dickinson and Co., 3.73%, 12/15/24		180,000	188,911
Medtronic, Inc., 2.50%, 3/15/20(3)		70,000	71,236
Medtronic, Inc., 2.75%, 4/1/23		50,000	50,003
Medtronic, Inc., 3.50%, 3/15/25(3)		100,000	104,621
Medtronic, Inc., 4.375%, 3/15/35(3)		120,000	131,123
			596,570
Health Care Providers and Services — 0.1%
Aetna, Inc., 2.75%, 11/15/22		90,000	90,337
Express Scripts Holding Co., 2.65%, 2/15/17		200,000	205,441
Express Scripts Holding Co., 7.25%, 6/15/19		140,000	168,261
NYU Hospitals Center, 4.43%, 7/1/42		70,000	70,922
UnitedHealth Group, Inc., 2.875%, 3/15/23		80,000	81,853
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	87,779
			704,593
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	355,141
General Electric Co., 2.70%, 10/9/22		90,000	91,933
General Electric Co., 4.125%, 10/9/42		100,000	107,220
			554,294
Insurance — 0.5%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	66,805
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	132,792
American International Group, Inc., 4.875%, 6/1/22		$240,000	274,727
American International Group, Inc., 4.50%, 7/16/44		70,000	75,067
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	190,682
American International Group, Inc., VRN, 8.18%, 5/15/38		50,000	69,500
AXA SA, 7.125%, 12/15/20	GBP	80,000	150,661
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$120,000	134,176
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	72,599
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	125,976
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	120,505
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22		$110,000	126,741
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	37,832
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		110,000	118,502
Lincoln National Corp., 6.25%, 2/15/20		180,000	209,685
Markel Corp., 4.90%, 7/1/22		120,000	132,693
Markel Corp., 3.625%, 3/30/23		30,000	30,848
MetLife, Inc., 4.125%, 8/13/42		70,000	72,821
MetLife, Inc., 4.875%, 11/13/43		70,000	81,520
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	101,723
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	50,604
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		100,000	114,776
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		60,000	72,421
Prudential Financial, Inc., MTN, 4.60%, 5/15/44		100,000	106,867
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		60,000	63,507
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	68,869
Voya Financial, Inc., 5.50%, 7/15/22		40,000	46,292
Voya Financial, Inc., 5.70%, 7/15/43		110,000	136,247
WR Berkley Corp., 4.625%, 3/15/22		80,000	86,768

WR Berkley Corp., 4.75%, 8/1/44		50,000	53,517
			3,125,723
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	70,220
International Business Machines Corp., 3.375%, 8/1/23		200,000	208,344
Xerox Corp., 2.95%, 3/15/17		50,000	51,534
			330,098
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		163,000	170,883
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		60,000	64,535
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		80,000	95,179
			330,597
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		130,000	132,526
Deere & Co., 5.375%, 10/16/29		250,000	307,193
			439,719
Media — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39		170,000	238,422
21st Century Fox America, Inc., 4.75%, 9/15/44		100,000	113,280
CBS Corp., 3.50%, 1/15/25		80,000	80,690
CBS Corp., 4.85%, 7/1/42		50,000	52,428
Comcast Corp., 5.90%, 3/15/16		422,000	444,776
Comcast Corp., 6.40%, 5/15/38		110,000	150,997
Comcast Corp., 4.75%, 3/1/44		120,000	140,048
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21		150,000	166,531
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24		50,000	53,468
Discovery Communications LLC, 5.625%, 8/15/19		130,000	147,947
Discovery Communications LLC, 3.25%, 4/1/23		60,000	59,602
NBCUniversal Media LLC, 5.15%, 4/30/20		80,000	92,165
NBCUniversal Media LLC, 4.375%, 4/1/21		440,000	489,028
NBCUniversal Media LLC, 2.875%, 1/15/23		60,000	60,700
Omnicom Group, Inc., 3.625%, 5/1/22		30,000	31,646
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		60,000	61,035
Time Warner Cable, Inc., 4.50%, 9/15/42		110,000	110,434
Time Warner, Inc., 7.70%, 5/1/32		220,000	316,713
Time Warner, Inc., 5.35%, 12/15/43		70,000	82,389
Viacom, Inc., 4.50%, 3/1/21		90,000	97,363
Viacom, Inc., 3.125%, 6/15/22		60,000	59,423
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		100,000	99,829
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		80,000	87,940
			3,236,854
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21		150,000	156,321
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	32,076
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	209,836
Freeport-McMoRan, Inc., 4.55%, 11/14/24		40,000	37,850
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		70,000	75,290
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	114,196
Newmont Mining Corp., 6.25%, 10/1/39		$40,000	42,259
Teck Resources Ltd., 3.15%, 1/15/17		90,000	91,549
			759,377
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	83,651

CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	19,966
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	62,123
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	134,700
Consumers Energy Co., 2.85%, 5/15/22		30,000	30,639
Consumers Energy Co., 3.375%, 8/15/23		110,000	116,435
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	218,275
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	79,977
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	83,241
Dominion Resources, Inc., 4.90%, 8/1/41		100,000	114,241
Duke Energy Florida, Inc., 6.35%, 9/15/37		170,000	242,904
Duke Energy Florida, Inc., 3.85%, 11/15/42		80,000	83,847
Duke Energy Progress, Inc., 4.15%, 12/1/44		70,000	78,158
Edison International, 3.75%, 9/15/17		110,000	116,569
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	63,009
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	46,145
GDF Suez, VRN, 4.75%, 7/10/21	EUR	100,000	128,758
Georgia Power Co., 4.30%, 3/15/42		$50,000	55,145
Nisource Finance Corp., 4.45%, 12/1/21		50,000	54,338
Nisource Finance Corp., 5.65%, 2/1/45		70,000	89,363
PacifiCorp, 6.00%, 1/15/39		70,000	95,576
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	73,905
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,790
Public Service Company of Colorado, 4.75%, 8/15/41		40,000	48,307
Sempra Energy, 6.50%, 6/1/16		150,000	160,420
Sempra Energy, 2.875%, 10/1/22		130,000	130,447
Southern Power Co., 5.15%, 9/15/41		40,000	47,443
Virginia Electric and Power Co., 4.45%, 2/15/44		50,000	57,358
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	34,849
			2,611,579
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		180,000	185,877
Target Corp., 4.00%, 7/1/42		180,000	189,712
			375,589
Oil, Gas and Consumable Fuels — 0.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16		40,000	42,922
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	76,856
Apache Corp., 4.75%, 4/15/43		50,000	52,657
BP Capital Markets plc, 4.50%, 10/1/20		40,000	44,230
BP Capital Markets plc, 2.75%, 5/10/23		60,000	59,157
Chevron Corp., 2.43%, 6/24/20		40,000	41,037
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	54,864
Continental Resources, Inc., 3.80%, 6/1/24		100,000	93,603
EOG Resources, Inc., 5.625%, 6/1/19		210,000	237,873
EOG Resources, Inc., 4.10%, 2/1/21		70,000	75,192
Hess Corp., 6.00%, 1/15/40		50,000	58,453
Marathon Petroleum Corp., 3.50%, 3/1/16		40,000	40,923
Noble Energy, Inc., 4.15%, 12/15/21		120,000	128,421
Petro-Canada, 6.80%, 5/15/38		110,000	147,643
Phillips 66, 4.30%, 4/1/22		160,000	174,991
Phillips 66, 4.65%, 11/15/34		100,000	107,950
Shell International Finance BV, 2.375%, 8/21/22		100,000	99,497
Shell International Finance BV, 3.625%, 8/21/42		70,000	69,639
Shell International Finance BV, 4.55%, 8/12/43		50,000	57,390

Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	118,313
Statoil ASA, 4.80%, 11/8/43		$100,000	118,252
Talisman Energy, Inc., 7.75%, 6/1/19		80,000	92,850
Total Capital Canada Ltd., 2.75%, 7/15/23		80,000	79,856
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	123,903
Total Capital SA, 2.125%, 8/10/18		$90,000	91,913
			2,288,385
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		130,000	131,192
International Paper Co., 6.00%, 11/15/41		60,000	71,170
			202,362
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		110,000	110,914
AbbVie, Inc., 2.90%, 11/6/22		120,000	120,251
AbbVie, Inc., 4.40%, 11/6/42		130,000	137,416
Actavis, Inc., 1.875%, 10/1/17		130,000	129,847
Actavis, Inc., 3.25%, 10/1/22		100,000	99,010
Actavis, Inc., 4.625%, 10/1/42		40,000	40,062
Bristol-Myers Squibb Co., 3.25%, 8/1/42		70,000	63,479
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		70,000	71,234
Merck & Co., Inc., 2.40%, 9/15/22		110,000	109,743
Mylan, Inc., 5.40%, 11/29/43		20,000	22,878
Roche Holdings, Inc., 6.00%, 3/1/19(3)		40,000	46,312
Roche Holdings, Inc., 3.35%, 9/30/24(3)		60,000	63,074
Roche Holdings, Inc., 4.00%, 11/28/44(3)		200,000	216,478
Sanofi, 4.00%, 3/29/21		78,000	85,652
			1,316,350
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	43,714
DDR Corp., 3.625%, 2/1/25		80,000	80,202
Essex Portfolio LP, 3.625%, 8/15/22		90,000	92,422
Essex Portfolio LP, 3.375%, 1/15/23		40,000	40,136
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,494
HCP, Inc., 3.75%, 2/1/16		130,000	133,423
Health Care REIT, Inc., 2.25%, 3/15/18		30,000	30,266
Health Care REIT, Inc., 3.75%, 3/15/23		100,000	103,074
Hospitality Properties Trust, 4.65%, 3/15/24		100,000	103,382
Hospitality Properties Trust, 4.50%, 3/15/25		80,000	82,476
Kilroy Realty LP, 3.80%, 1/15/23		140,000	143,648
Realty Income Corp., 4.125%, 10/15/26		50,000	52,673
Senior Housing Properties Trust, 4.75%, 5/1/24		100,000	103,765
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15		100,000	101,806
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		40,000	43,794
			1,184,275
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	150,106
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	57,993
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		20,000	22,932
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		130,000	140,053
CSX Corp., 4.25%, 6/1/21		110,000	120,537
CSX Corp., 3.40%, 8/1/24		110,000	114,495
Norfolk Southern Corp., 5.75%, 4/1/18		140,000	157,105
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	93,753

Union Pacific Corp., 4.00%, 2/1/21		60,000	66,327
Union Pacific Corp., 4.75%, 9/15/41		120,000	139,726
			1,063,027
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17		100,000	100,623
Software — 0.2%
Intuit, Inc., 5.75%, 3/15/17		302,000	328,388
Microsoft Corp., 2.375%, 5/1/23		50,000	49,763
Microsoft Corp., 2.70%, 2/12/25		120,000	120,673
Oracle Corp., 2.50%, 10/15/22		200,000	200,217
Oracle Corp., 3.625%, 7/15/23		160,000	172,327
Oracle Corp., 3.40%, 7/8/24		80,000	84,661
Oracle Corp., 4.30%, 7/8/34		20,000	21,889
			977,918
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	241,315
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	99,249
Apple, Inc., 2.85%, 5/6/21		100,000	103,977
Apple, Inc., 3.45%, 5/6/24		220,000	234,721
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	161,745
			599,692
Thrifts and Mortgage Finance — 0.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	211,088
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	263,542
			474,630
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	260,099
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	165,116
			425,215
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17		70,000	75,726
TOTAL CORPORATE BONDS (Cost $53,601,211)			56,176,606
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 7.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.75%, 3/15/15		100,260	102,617
FHLMC, VRN, 1.84%, 3/15/15		276,099	283,824
FHLMC, VRN, 1.97%, 3/15/15		246,432	255,781
FHLMC, VRN, 1.99%, 3/15/15		187,946	194,036
FHLMC, VRN, 2.09%, 3/15/15		490,992	499,918
FHLMC, VRN, 2.26%, 3/15/15		91,580	97,665
FHLMC, VRN, 2.33%, 3/15/15		368,691	373,650
FHLMC, VRN, 2.375%, 3/15/15		419,280	448,246
FHLMC, VRN, 2.38%, 3/15/15		121,190	129,701
FHLMC, VRN, 2.39%, 3/15/15		27,613	29,548
FHLMC, VRN, 2.57%, 3/15/15		75,401	80,004
FHLMC, VRN, 2.86%, 3/15/15		97,764	101,113
FHLMC, VRN, 3.24%, 3/15/15		91,948	98,033
FHLMC, VRN, 3.28%, 3/15/15		235,183	250,621
FHLMC, VRN, 3.55%, 3/15/15		254,164	270,360
FHLMC, VRN, 3.78%, 3/15/15		91,933	96,880
FHLMC, VRN, 4.06%, 3/15/15		127,021	134,114

FHLMC, VRN, 4.21%, 3/15/15	198,826	209,602
FHLMC, VRN, 5.12%, 3/15/15	59,362	63,815
FHLMC, VRN, 5.43%, 3/15/15	137,927	146,262
FHLMC, VRN, 6.13%, 3/15/15	105,949	113,018
FNMA, VRN, 1.89%, 3/25/15	222,865	234,673
FNMA, VRN, 1.92%, 3/25/15	374,051	394,184
FNMA, VRN, 1.94%, 3/25/15	592,636	624,375
FNMA, VRN, 1.94%, 3/25/15	387,644	408,405
FNMA, VRN, 1.94%, 3/25/15	289,411	304,911
FNMA, VRN, 1.94%, 3/25/15	279,039	293,982
FNMA, VRN, 2.19%, 3/25/15	27,599	29,389
FNMA, VRN, 2.32%, 3/25/15	210,086	224,222
FNMA, VRN, 2.33%, 3/25/15	63,213	67,491
FNMA, VRN, 2.71%, 3/25/15	292,928	301,758
FNMA, VRN, 3.31%, 3/25/15	86,863	93,447
FNMA, VRN, 3.36%, 3/25/15	142,816	149,606
FNMA, VRN, 3.68%, 3/25/15	179,019	188,005
FNMA, VRN, 3.93%, 3/25/15	143,066	151,726
FNMA, VRN, 5.07%, 3/25/15	230,371	247,424
		7,692,406
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.6%
FHLMC, 6.50%, 6/1/16	5,524	5,647
FHLMC, 4.50%, 1/1/19	214,269	224,949
FHLMC, 5.00%, 1/1/21	404,492	434,657
FHLMC, 5.00%, 4/1/21	89,673	95,774
FHLMC, 8.00%, 7/1/30	4,515	5,473
FHLMC, 6.50%, 5/1/31	12,441	14,192
FHLMC, 5.50%, 12/1/33	151,013	170,418
FHLMC, 5.50%, 1/1/38	333,498	372,718
FHLMC, 6.00%, 2/1/38	357,409	404,363
FHLMC, 6.00%, 11/1/38	254,085	287,104
FHLMC, 6.50%, 7/1/47	8,542	9,443
FNMA, 4.00%, 3/12/15(6)	1,400,000	1,497,016
FNMA, 4.50%, 3/12/15(6)	1,000,000	1,086,875
FNMA, 7.50%, 6/1/15	101	101
FNMA, 4.50%, 5/1/19	105,169	110,413
FNMA, 4.50%, 5/1/19	140,356	147,397
FNMA, 5.00%, 9/1/20	220,290	236,323
FNMA, 2.625%, 9/6/24	320,000	329,555
FNMA, 7.00%, 6/1/26	456	537
FNMA, 7.50%, 3/1/27	1,630	1,648
FNMA, 6.50%, 6/1/29	12,217	13,980
FNMA, 7.00%, 7/1/29	2,108	2,271
FNMA, 7.00%, 3/1/30	9,342	10,696
FNMA, 7.50%, 9/1/30	5,472	6,410
FNMA, 6.625%, 11/15/30	1,290,000	1,929,100
FNMA, 6.50%, 9/1/31	31,422	35,957
FNMA, 7.00%, 9/1/31	11,279	12,360
FNMA, 6.50%, 1/1/32	13,882	15,896
FNMA, 5.50%, 6/1/33	135,601	154,388
FNMA, 5.50%, 8/1/33	650,072	734,983
FNMA, 5.50%, 9/1/33	170,712	195,315
FNMA, 5.00%, 11/1/33	627,783	699,414

FNMA, 5.50%, 1/1/34	523,543	591,875
FNMA, 4.50%, 9/1/35	369,773	404,053
FNMA, 5.00%, 2/1/36	593,906	660,412
FNMA, 5.50%, 4/1/36	105,734	118,860
FNMA, 5.00%, 10/1/36	140,293	155,591
FNMA, 5.50%, 12/1/36	234,163	263,272
FNMA, 5.50%, 1/1/37	690,159	776,458
FNMA, 5.50%, 2/1/37	151,653	170,479
FNMA, 6.50%, 8/1/37	192,504	214,594
FNMA, 5.00%, 4/1/40	1,144,804	1,270,952
FNMA, 5.00%, 6/1/40	871,482	972,951
FNMA, 4.50%, 8/1/40	1,365,509	1,490,790
FNMA, 4.00%, 1/1/41	1,164,327	1,263,985
FNMA, 4.50%, 1/1/41	1,344,285	1,480,564
FNMA, 5.00%, 6/1/41	969,601	1,078,400
FNMA, 4.50%, 7/1/41	683,768	749,935
FNMA, 4.50%, 9/1/41	547,904	598,074
FNMA, 4.50%, 9/1/41	1,674,423	1,826,966
FNMA, 4.00%, 12/1/41	1,190,954	1,287,026
FNMA, 4.00%, 1/1/42	879,479	943,809
FNMA, 4.00%, 1/1/42	727,896	780,801
FNMA, 3.50%, 5/1/42	1,912,154	2,011,487
FNMA, 3.50%, 6/1/42	839,199	884,606
FNMA, 3.50%, 9/1/42	1,515,462	1,591,634
FNMA, 3.00%, 11/1/42	1,528,849	1,562,102
FNMA, 6.50%, 8/1/47	33,212	36,970
FNMA, 6.50%, 8/1/47	50,584	56,303
FNMA, 6.50%, 9/1/47	51,500	57,350
FNMA, 6.50%, 9/1/47	4,231	4,710
FNMA, 6.50%, 9/1/47	19,329	21,517
FNMA, 6.50%, 9/1/47	28,080	31,267
FNMA, 6.50%, 9/1/47	7,500	8,348
GNMA, 7.00%, 1/15/24	2,315	2,574
GNMA, 8.00%, 7/15/24	5,183	5,566
GNMA, 8.00%, 9/15/24	4,114	4,624
GNMA, 9.00%, 4/20/25	1,021	1,160
GNMA, 7.00%, 9/15/25	8,465	8,867
GNMA, 7.50%, 10/15/25	8,494	9,523
GNMA, 7.50%, 2/15/26	12,214	13,740
GNMA, 8.25%, 7/15/26	32,381	33,897
GNMA, 7.00%, 12/15/27	19,229	19,882
GNMA, 6.50%, 2/15/28	6,903	7,905
GNMA, 6.50%, 3/15/28	10,453	11,970
GNMA, 6.50%, 4/15/28	1,318	1,510
GNMA, 6.00%, 10/15/28	24,601	28,363
GNMA, 7.00%, 5/15/31	10,578	12,764
GNMA, 5.50%, 11/15/32	84,819	96,309
GNMA, 6.50%, 10/15/38	1,055,905	1,229,790
GNMA, 4.00%, 1/20/41	1,533,690	1,644,959
GNMA, 4.50%, 5/20/41	965,105	1,051,419
GNMA, 4.50%, 6/15/41	391,079	437,754
GNMA, 4.00%, 12/15/41	1,743,982	1,873,301
GNMA, 3.50%, 6/20/42	711,122	748,489

GNMA, 3.50%, 7/20/42		541,577	570,035
			40,425,915
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $46,346,163)			48,118,321
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.0%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	740,000	595,011
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	238,318
			833,329
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	215,000	283,548
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	155,000	216,121
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	85,000	155,495
			655,164
Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	310,000	390,619
Belgium Government Bond, 2.25%, 6/22/23	EUR	295,000	381,912
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	115,000	215,106
			987,637
Canada — 0.4%
Canadian Government Bond, 1.50%, 3/1/17	CAD	600,000	490,305
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	254,119
Canadian Government Bond, 4.00%, 6/1/41	CAD	325,000	371,609
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	282,853
Province of British Columbia, 2.85%, 6/18/25	CAD	240,000	208,222
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,452
Province of Ontario Canada, 4.40%, 6/2/19	CAD	400,000	365,091
Province of Ontario Canada, 4.65%, 6/2/41	CAD	170,000	183,243
Province of Quebec Canada, 3.00%, 9/1/23	CAD	140,000	122,314
Province of Quebec Canada, 5.00%, 12/1/41	CAD	40,000	44,836
			2,413,044
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	460,000	114,607
Denmark Government Bond, 4.50%, 11/15/39	DKK	250,000	67,583
			182,190
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	129,000	172,232
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	95,000	117,719
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	95,000	144,438
			434,389
France — 0.5%
France Government Bond OAT, 3.25%, 10/25/21	EUR	985,000	1,327,212
France Government Bond OAT, 1.75%, 11/25/24	EUR	660,000	824,080
France Government Bond OAT, 3.25%, 5/25/45	EUR	275,000	446,971
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	738,647
			3,336,910
Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	890,000	1,155,143
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	400,000	477,494
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	195,000	378,308
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	130,000	203,450
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	746,560	862,487
			3,076,882

Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	70,000	98,847
Ireland Government Bond, 3.40%, 3/18/24	EUR	80,000	109,834
			208,681
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	780,000	947,448
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	935,000	1,092,295
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	740,000	915,124
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	260,000	442,881
			3,397,748
Japan — 2.1%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	399,000,000	3,365,569
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	1,761,790
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	316,100,000	2,802,907
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	147,200,000	1,503,668
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	90,200,000	860,210
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	241,300,000	2,389,387
			12,683,531
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	140,000	186,341
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	375,000	483,362
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	90,000	167,976
			837,679
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	214,163
Norway — 0.3%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	130,559
Norway Government Bond, 3.75%, 5/25/21	NOK	11,830,000	1,790,683
			1,921,242
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	203,775
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	94,379
			298,154
Spain — 0.4%
Spain Government Bond, 5.50%, 7/30/17	EUR	540,000	680,615
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	600,000	787,838
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	430,000	609,722
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	120,000	217,369
			2,295,544
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,130,000	311,682
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	180,586
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	140,887
			321,473
United Kingdom — 0.4%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	160,000	260,284
United Kingdom Gilt, 4.50%, 3/7/19	GBP	275,000	481,496
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	148,495
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	358,423
United Kingdom Gilt, 4.25%, 3/7/36	GBP	185,000	374,678
United Kingdom Gilt, 4.50%, 12/7/42	GBP	220,000	480,198
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	556,166
			2,659,740
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,642,805)			37,069,182

COMMERCIAL PAPER(7) — 3.5%
BNP Paribas Finance, Inc., 0.18%, 4/6/15	$2,100,000	2,099,643
Catholic Health Initiatives, 0.20%, 5/19/15	2,400,000	2,399,060
Chariot Funding LLC, 0.24%, 6/10/15(3)	2,150,000	2,148,481
Crown Point Capital Co., 0.19%, 3/4/15(3)	2,200,000	2,199,960
Lexington Parker Capital, 0.19%, 3/18/15(3)	2,150,000	2,149,819
Liberty Street Funding LLC, 0.18%, 6/1/15(3)	2,100,000	2,098,712
Old Line Funding LLC, 0.22%, 4/6/15(3)	2,200,000	2,199,649
San Diego Gas & Electric Co., 0.15%, 3/6/15(3)	2,100,000	2,099,947
Thunder Bay Funding LLC, 0.27%, 6/15/15(3)	2,150,000	2,148,400
Toronto Dominion Holding, 0.17%, 3/23/15(3)	2,150,000	2,149,857
TOTAL COMMERCIAL PAPER (Cost $21,693,467)		21,693,528
MUNICIPAL SECURITIES — 3.2%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.06%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	1,775,000	1,775,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	65,000	96,120
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	130,000	181,137
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	47,847
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	121,188
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	105,871
Chambersburg Municipal Authority Rev., (Wilson College), VRDN, 0.04%, 3/5/15 (LOC: Bank of America N.A.)	1,700,000	1,700,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.10%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(4)	2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.02%, 3/4/15 (LOC: Bayerische Landesbank)	410,000	410,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.02%, 3/5/15 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,235,000	1,235,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.05%, 3/5/15 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Florida Housing Finance Corp. Rev., Series 2003 E-1, (St. Andrews Pointe Apartments), VRDN, 0.04%, 3/5/15 (LIQ FAC: FNMA)	715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	131,897
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.10%, 3/5/15	2,150,000	2,150,000
Little Rock Metrocentre Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	88,897
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	102,642
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	77,717
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.05%, 3/5/15 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.04%, 3/5/15 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	152,159
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	110,597
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	54,232
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	128,338
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.12%, 3/4/15 (LOC: FNMA)	675,000	675,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	92,216
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,018
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	120,000	131,400
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	191,901
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	231,413
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	115,928
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	97,642

Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	132,492
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	166,512
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.08%, 3/5/15 (SBBPA: JPMorgan Chase Bank N.A.)	1,160,000	1,160,000
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.02%, 3/4/15 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	62,012
TOTAL MUNICIPAL SECURITIES (Cost $19,204,057)		19,799,176
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/15	201,748	203,875
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/15	200,000	204,969
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	675,000	685,282
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 3/15/15(3)	450,000	449,893
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	550,000	570,191
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.12%, 3/15/15(3)	750,000	752,703
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	550,000	593,815
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.97%, 3/15/15(3)	515,000	514,059
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	414,285
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	425,000	461,144
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	55,999	56,021
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	72,233	72,187
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	500,000	530,253
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	175,000	181,166
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/15(3)	650,000	669,054
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	166,053
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	278,338
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.07%, 3/15/15(3)	500,000	499,106
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	43,423	44,252
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	350,916	351,854
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/15	100,000	101,928
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 3/1/15(3)	800,000	839,133
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(3)	425,000	454,903
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,863,831)		9,094,464
ASSET-BACKED SECURITIES(5) — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	375,000	376,368
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.59%, 3/9/15(3)	525,000	524,668
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	505,977	505,888
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 3/16/15	425,000	424,759
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	229,080	229,065
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.34%, 3/16/15	497,288	496,506
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.57%, 3/10/15(3)	615,000	614,261
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	127,963	128,912
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	449,130	442,394
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	571,941	571,665
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	375,308
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	292,500	294,249
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	77,670	81,554
TOTAL ASSET-BACKED SECURITIES (Cost $5,069,664)		5,065,597

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/15(3)	167,405	167,666
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 3/1/15(3)	426,497	441,443
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 3/1/15(3)	244,202	252,818
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 3/25/15	65,884	63,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 3/1/15	1,259,535	1,283,972
		2,209,545
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	452,555	491,759
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	693,377	693,458
		1,185,217
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,345,736)		3,394,762
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell Midcap Value Index Fund (Cost $1,104,267)	16,676	1,262,040
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $15,351)	593	15,679
TEMPORARY CASH INVESTMENTS — 3.5%
SSgA U.S. Government Money Market Fund, Class N	18,529,728	18,529,728
State Street Institutional Liquid Reserves Fund, Premier Class	2,844,860	2,844,860
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,374,588)		21,374,588
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $540,428,310)		618,673,119
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,074,423)
TOTAL NET ASSETS — 100.0%		$616,598,696

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

AUD	95,000	USD	73,938	Barclays Bank plc	4/30/15	50
AUD	30,264	USD	23,295	UBS AG	4/30/15	275
USD	72,806	AUD	93,880	Barclays Bank plc	4/30/15	(310)
USD	69,406	AUD	90,000	Barclays Bank plc	4/30/15	(688)
CAD	46,053	USD	37,063	JPMorgan Chase Bank N.A.	3/31/15	(240)
CAD	50,023	USD	40,000	Deutsche Bank	4/30/15	(18)
CAD	56,133	USD	45,000	JPMorgan Chase Bank N.A.	4/30/15	(135)
USD	882,305	CAD	1,112,983	JPMorgan Chase Bank N.A.	3/31/15	(7,630)
USD	438,786	CAD	553,507	JPMorgan Chase Bank N.A.	3/31/15	(3,795)
USD	609,323	CAD	768,631	JPMorgan Chase Bank N.A.	3/31/15	(5,270)
USD	15,289	CAD	19,126	JPMorgan Chase Bank N.A.	3/31/15	(4)
USD	51,260	CAD	64,510	JPMorgan Chase Bank N.A.	4/30/15	(301)
USD	74,295	CAD	92,309	Westpac Group	4/30/15	515
CHF	353,033	USD	384,731	Westpac Group	4/30/15	(13,548)
CLP	35,509,290	USD	56,053	UBS AG	4/30/15	1,224
CLP	97,216,662	USD	154,742	UBS AG	4/30/15	2,068
USD	194,665	CLP	123,319,999	UBS AG	4/30/15	(4,249)
CZK	1,781,072	USD	73,827	JPMorgan Chase Bank N.A.	4/30/15	(1,392)
DKK	521,443	USD	79,562	UBS AG	4/30/15	(1,206)
USD	5,435	DKK	35,022	Barclays Bank plc	4/30/15	172
EUR	130,000	USD	146,008	Barclays Bank plc	4/30/15	(431)
EUR	1,369,928	USD	1,573,851	UBS AG	4/30/15	(39,775)
EUR	30,082	USD	34,569	UBS AG	4/30/15	(882)
EUR	400,000	USD	456,243	Westpac Group	4/30/15	(8,314)
EUR	490,000	USD	558,898	Westpac Group	4/30/15	(10,185)
USD	870,341	EUR	767,793	UBS AG	3/31/15	10,871
USD	12,287	EUR	10,839	UBS AG	3/31/15	153
USD	623,559	EUR	550,088	UBS AG	3/31/15	7,789
USD	31,145	EUR	27,790	UBS AG	3/31/15	37
USD	484,792	EUR	425,000	Deutsche Bank	4/30/15	8,868
USD	587,835	EUR	514,096	JPMorgan Chase Bank N.A.	4/30/15	12,139
USD	94,382	EUR	83,330	JPMorgan Chase Bank N.A.	4/30/15	1,067
GBP	37,743	USD	57,222	JPMorgan Chase Bank N.A.	4/30/15	1,025
GBP	55,000	USD	84,688	JPMorgan Chase Bank N.A.	4/30/15	190
GBP	100,000	USD	153,934	State Street Bank and Trust	4/30/15	390
GBP	793,652	USD	1,202,957	UBS AG	4/30/15	21,834
GBP	75,000	USD	115,460	Westpac Group	4/30/15	283
USD	99,025	GBP	65,000	Barclays Bank plc	4/30/15	(1,285)
HKD	279,000	USD	35,981	Barclays Bank plc	4/30/15	(8)
JPY	43,268,925	USD	365,000	Barclays Bank plc	3/2/15	(3,295)
JPY	23,139,636	USD	195,000	Barclays Bank plc	4/30/15	(1,416)
JPY	12,515,895	USD	105,000	Barclays Bank plc	4/30/15	(293)
JPY	43,268,924	USD	364,160	Barclays Bank plc	4/30/15	(2,177)
JPY	8,959,887	USD	75,000	Deutsche Bank	4/30/15	(42)
USD	20,222	JPY	2,416,756	Credit Suisse AG	3/31/15	11
USD	12,520	JPY	1,489,579	Credit Suisse AG	3/31/15	63
USD	12,833	JPY	1,530,236	Credit Suisse AG	3/31/15	36
USD	12,082	JPY	1,442,688	Credit Suisse AG	3/31/15	17
USD	178,709	JPY	21,198,276	Barclays Bank plc	4/30/15	1,366

USD	280,000	JPY	33,397,280	Barclays Bank plc	4/30/15	601
USD	185,000	JPY	21,970,698	Deutsche Bank	4/30/15	1,195
USD	10,287	JPY	1,206,008	JPMorgan Chase Bank N.A.	4/30/15	198
KRW	1,185,413,123	USD	1,088,534	Westpac Group	4/30/15	(14,572)
KRW	152,169,999	USD	139,734	Westpac Group	4/30/15	(1,871)
KRW	110,350,000	USD	100,000	Westpac Group	4/30/15	(25)
USD	100,000	KRW	110,525,000	UBS AG	4/30/15	(134)
USD	1,886,402	NOK	14,191,972	Deutsche Bank	4/30/15	37,839
NZD	65,000	USD	47,937	JPMorgan Chase Bank N.A.	4/30/15	955
USD	229,655	NZD	313,375	UBS AG	4/30/15	(6,060)
USD	64,285	SEK	526,524	JPMorgan Chase Bank N.A.	4/30/15	1,092
SGD	1,875	USD	1,383	Barclays Bank plc	4/30/15	(9)
SGD	156,347	USD	114,809	Barclays Bank plc	4/30/15	(257)
USD	269,846	SGD	363,725	Westpac Group	4/30/15	3,353
TWD	1,263,112	USD	40,000	UBS AG	4/30/15	162
TWD	1,399,550	USD	44,557	Westpac Group	4/30/15	(58)
USD	85,297	TWD	2,679,170	Westpac Group	4/30/15	111
						(13,926)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $33,097,105, which represented 5.4% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.8% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	247,506,582	39,203,222	—
U.S. Treasury Securities	—	108,899,372	—
Corporate Bonds	—	56,176,606	—
U.S. Government Agency Mortgage-Backed Securities	—	48,118,321	—
Sovereign Governments and Agencies	—	37,069,182	—
Commercial Paper	—	21,693,528	—
Municipal Securities	—	19,799,176	—
Commercial Mortgage-Backed Securities	—	9,094,464	—
Asset-Backed Securities	—	5,065,597	—
Collateralized Mortgage Obligations	—	3,394,762	—
Exchange-Traded Funds	1,262,040	—	—
Convertible Preferred Stocks	—	15,679	—
Temporary Cash Investments	21,374,588	—	—
	270,143,210	348,529,909	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	115,949	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(129,875)	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$545,638,188
Gross tax appreciation of investments	$82,175,389
Gross tax depreciation of investments	(9,140,458)
Net tax appreciation (depreciation) of investments	$73,034,931

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
February 28, 2015

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 65.5%
Aerospace and Defense — 2.3%
AAR Corp.	1,684	49,510
American Science & Engineering, Inc.	2,081	108,815
B/E Aerospace, Inc.(1)	17,262	1,096,827
BAE Systems plc	92,050	756,033
Boeing Co. (The)	41,348	6,237,346
Esterline Technologies Corp.(1)	16,823	1,982,591
Exelis, Inc.	56,824	1,375,141
Honeywell International, Inc.	56,929	5,851,163
Huntington Ingalls Industries, Inc.	10,070	1,423,193
Lockheed Martin Corp.	36,089	7,219,604
Precision Castparts Corp.	5,380	1,163,694
Raytheon Co.	31,088	3,381,442
Teledyne Technologies, Inc.(1)	3,929	396,161
Textron, Inc.	10,452	463,128
United Technologies Corp.	56,204	6,851,830
Vectrus, Inc.(1)	572	18,195
Zodiac Aerospace	71,180	2,561,672
		40,936,345
Air Freight and Logistics — 0.2%
Sinotrans Ltd., H Shares	1,236,000	817,540
United Parcel Service, Inc., Class B	31,239	3,177,944
		3,995,484
Airlines — 0.6%
Airports of Thailand PCL	91,500	874,528
Alaska Air Group, Inc.	17,981	1,144,491
International Consolidated Airlines Group SA(1)	215,615	1,930,689
Pegasus Hava Tasimaciligi AS(1)	40,210	449,592
Ryanair Holdings plc ADR	19,512	1,236,085
Southwest Airlines Co.	71,558	3,094,168
Spirit Airlines, Inc.(1)	32,484	2,526,605
		11,256,158
Auto Components — 0.6%
Autoliv, Inc.	2,125	239,063
BorgWarner, Inc.	30,966	1,903,170
Continental AG	4,278	1,021,130
Cooper Tire & Rubber Co.	5,091	193,764
Dana Holding Corp.	3,346	73,110
Delphi Automotive plc	25,160	1,983,614
Hota Industrial Manufacturing Co. Ltd.	322,000	626,105
Magna International, Inc.	21,707	2,365,195
Stoneridge, Inc.(1)	3,973	45,888
Superior Industries International, Inc.	2,582	50,142
Tower International, Inc.(1)	3,716	100,592

Valeo SA	11,260	1,694,768
		10,296,541
Automobiles — 0.9%
Brilliance China Automotive Holdings Ltd.	528,000	1,036,148
Daimler AG	18,950	1,834,531
Ford Motor Co.	106,200	1,735,308
Fuji Heavy Industries Ltd.	76,300	2,590,214
Great Wall Motor Co. Ltd., H Shares	174,000	1,108,280
Harley-Davidson, Inc.	16,801	1,068,040
Honda Motor Co. Ltd. ADR	8,072	267,506
Isuzu Motors Ltd.	79,200	1,150,014
Peugeot SA(1)	103,240	1,728,918
Suzuki Motor Corp.	68,200	2,155,034
Tata Motors Ltd.	69,293	644,832
Tata Motors Ltd. ADR	12,095	595,316
Tesla Motors, Inc.(1)	1,824	370,892
Thor Industries, Inc.	8,912	549,514
		16,834,547
Banks — 4.5%
Alior Bank SA(1)	21,310	475,945
Bank of America Corp.	303,578	4,799,568
Bank of Hawaii Corp.	10,671	643,034
Bank of Ireland(1)	4,595,994	1,748,670
Bank of the Ozarks, Inc.	8,361	306,013
Bankia SA(1)	728,950	1,058,820
BankUnited, Inc.	11,609	376,248
Barclays plc	298,360	1,183,341
BB&T Corp.	12,099	460,367
BOK Financial Corp.	9,049	533,891
Capitec Bank Holdings Ltd.	28,090	987,177
Cathay General Bancorp	3,734	96,449
China Minsheng Banking Corp. Ltd., H Shares	314,000	379,352
Citigroup, Inc.	26,924	1,411,356
Comerica, Inc.	14,153	647,924
Commerce Bancshares, Inc.	27,645	1,147,820
Commercial International Bank Egypt S.A.E.	111,770	804,211
Commonwealth Bank of Australia	23,623	1,696,753
Credicorp Ltd.	7,760	1,126,907
Cullen / Frost Bankers, Inc.	9,145	620,031
Eagle Bancorp, Inc.(1)	3,692	137,158
East West Bancorp, Inc.	27,552	1,100,702
Fifth Third Bancorp	48,530	939,541
First Horizon National Corp.	21,640	309,236
First NBC Bank Holding Co.(1)	2,868	93,841
FirstMerit Corp.	6,348	115,216
HDFC Bank Ltd.	68,392	1,166,332
Home Bancshares, Inc.	6,170	195,281
ICICI Bank Ltd. ADR	263,560	3,070,474
Industrial & Commercial Bank of China Ltd., H Shares	2,283,105	1,666,156

ING Groep NV CVA(1)	158,070	2,362,343
Intesa Sanpaolo SpA	803,460	2,682,950
Itau Unibanco Holding SA ADR	137,761	1,760,586
JPMorgan Chase & Co.	146,810	8,996,517
Kasikornbank PCL	69,000	460,996
Kasikornbank PCL NVDR	20,600	138,268
KBC Groep NV(1)	24,030	1,458,018
KeyCorp	123,260	1,717,012
M&T Bank Corp.	9,217	1,115,257
Mitsubishi UFJ Financial Group, Inc.	148,800	967,371
OFG Bancorp	8,403	146,632
PNC Financial Services Group, Inc. (The)	41,240	3,792,430
Popular, Inc.(1)	1,926	66,466
PrivateBancorp, Inc.	1,886	65,501
Prosperity Bancshares, Inc.	725	37,504
PT Bank Mandiri (Persero) Tbk	1,483,000	1,376,867
PT Bank Rakyat Indonesia (Persero) Tbk	795,600	792,522
Qatar National Bank SAQ	7,290	405,717
Renasant Corp.	2,076	59,125
Royal Bank of Scotland Group plc(1)	346,780	1,965,903
ServisFirst Bancshares, Inc.	3,885	124,864
Shinhan Financial Group Co. Ltd.	15,130	602,415
Signature Bank(1)	9,966	1,229,306
Skandinaviska Enskilda Banken AB, A Shares	183,480	2,315,233
Southside Bancshares, Inc.	4,815	138,239
SunTrust Banks, Inc.	16,644	682,404
SVB Financial Group(1)	9,091	1,117,284
Texas Capital Bancshares, Inc.(1)	3,893	180,752
U.S. Bancorp	72,840	3,249,392
Valley National Bancorp	18,329	175,958
Wells Fargo & Co.	177,828	9,743,196
Westamerica Bancorp	16,202	697,820
		79,922,662
Beverages — 0.9%
Anheuser-Busch InBev NV	22,203	2,825,021
Boston Beer Co., Inc. (The), Class A(1)	2,551	682,648
Brown-Forman Corp., Class B	20,440	1,874,143
Coca-Cola Co. (The)	4,559	197,405
Constellation Brands, Inc., Class A(1)	29,504	3,384,699
Dr Pepper Snapple Group, Inc.	30,574	2,408,925
PepsiCo, Inc.	37,613	3,722,935
Pernod-Ricard SA	11,000	1,304,197
		16,399,973
Biotechnology — 2.1%
ACADIA Pharmaceuticals, Inc.(1)	2,248	85,357
Acceleron Pharma, Inc.(1)	430	17,471
Acorda Therapeutics, Inc.(1)	1,210	40,946
Agios Pharmaceuticals, Inc.(1)	364	39,050
Alder Biopharmaceuticals, Inc.(1)	1,549	41,637

Alexion Pharmaceuticals, Inc.(1)	21,960	3,960,925
Amgen, Inc.	38,967	6,145,875
Anacor Pharmaceuticals, Inc.(1)	1,921	83,563
ARIAD Pharmaceuticals, Inc.(1)	6,414	52,146
Biogen Idec, Inc.(1)	17,624	7,218,614
BioMarin Pharmaceutical, Inc.(1)	6,208	664,691
Bluebird Bio, Inc.(1)	636	60,623
Celgene Corp.(1)	27,722	3,369,055
Celldex Therapeutics, Inc.(1)	2,630	67,170
Cepheid, Inc.(1)	1,885	107,143
Clovis Oncology, Inc.(1)	904	69,120
CSL Ltd.	22,552	1,625,466
Dyax Corp.(1)	4,394	66,393
Exact Sciences Corp.(1)	2,608	58,602
Gilead Sciences, Inc.(1)	72,331	7,488,428
Halozyme Therapeutics, Inc.(1)	3,850	58,019
Incyte Corp.(1)	12,349	1,060,162
Ironwood Pharmaceuticals, Inc.(1)	3,899	60,240
Isis Pharmaceuticals, Inc.(1)	2,764	189,500
Juno Therapeutics, Inc.(1)	425	19,941
Keryx Biopharmaceuticals, Inc.(1)	3,144	38,231
Ligand Pharmaceuticals, Inc., Class B(1)	695	38,274
Medy-Tox, Inc.	1,740	561,055
Momenta Pharmaceuticals, Inc.(1)	1,351	18,441
Neurocrine Biosciences, Inc.(1)	2,478	96,766
Novavax, Inc.(1)	8,299	75,936
Opko Health, Inc.(1)	6,086	88,612
Portola Pharmaceuticals, Inc.(1)	1,543	58,757
PTC Therapeutics, Inc.(1)	476	33,953
Puma Biotechnology, Inc.(1)	502	106,931
Raptor Pharmaceutical Corp.(1)	1,639	15,194
Receptos, Inc.(1)	573	72,565
Regeneron Pharmaceuticals, Inc.(1)	4,589	1,899,112
Sangamo Biosciences, Inc.(1)	2,856	48,038
Sarepta Therapeutics, Inc.(1)	1,490	20,711
Spark Therapeutics, Inc.(1)	449	25,858
Synageva BioPharma Corp.(1)	668	65,952
Vertex Pharmaceuticals, Inc.(1)	10,309	1,231,204
		37,145,727
Building Products — 0.3%
American Woodmark Corp.(1)	537	28,278
Apogee Enterprises, Inc.	3,713	170,241
Caesarstone Sdot-Yam Ltd.	2,334	152,667
Continental Building Products, Inc.(1)	4,647	96,937
Daikin Industries Ltd.	24,400	1,590,360
Insteel Industries, Inc.	3,610	78,373
Lennox International, Inc.	13,207	1,376,962
Masco Corp.	29,280	766,843
NCI Building Systems, Inc.(1)	8,897	149,826

Nortek, Inc.(1)	200	15,530
Trex Co., Inc.(1)	3,681	185,338
		4,611,355
Capital Markets — 1.7%
Affiliated Managers Group, Inc.(1)	12,899	2,791,602
Ameriprise Financial, Inc.	35,030	4,681,059
Ares Management LP	6,755	137,127
BlackRock, Inc.	2,510	932,264
Blackstone Group LP (The)	14,270	534,554
Credit Suisse Group AG	44,740	1,092,044
Evercore Partners, Inc., Class A	3,469	177,717
Franklin Resources, Inc.	89,349	4,809,657
Goldman Sachs Group, Inc. (The)	10,720	2,034,549
HFF, Inc., Class A	4,023	143,138
Invesco Ltd.	67,070	2,700,909
LPL Financial Holdings, Inc.	21,078	945,559
Man Group plc	326,710	966,414
Morgan Stanley	35,636	1,275,412
Northern Trust Corp.	41,254	2,880,767
State Street Corp.	25,345	1,886,935
T. Rowe Price Group, Inc.	11,667	963,694
Waddell & Reed Financial, Inc., Class A	24,072	1,190,601
		30,144,002
Chemicals — 1.7%
Akzo Nobel NV	33,120	2,460,979
Cabot Corp.	28,965	1,306,901
Chemtura Corp.(1)	5,614	147,368
Dow Chemical Co. (The)	139,679	6,877,794
E.I. du Pont de Nemours & Co.	43,147	3,358,994
Givaudan SA	1,080	2,074,244
Innophos Holdings, Inc.	2,579	144,759
Johnson Matthey plc	43,800	2,305,189
LSB Industries, Inc.(1)	4,023	151,184
LyondellBasell Industries NV, Class A	46,030	3,954,437
Mosaic Co. (The)	15,705	836,448
PolyOne Corp.	2,862	113,736
PPG Industries, Inc.	9,148	2,153,256
Sherwin-Williams Co. (The)	11,397	3,250,424
Trecora Resources(1)	4,249	61,313
Tronox Ltd., Class A	8,593	185,953
		29,382,979
Commercial Services and Supplies — 0.5%
ABM Industries, Inc.	3,274	101,789
ADT Corp. (The)	29,726	1,165,854
ARC Document Solutions, Inc.(1)	9,899	83,746
Brink's Co. (The)	7,481	210,515
Cintas Corp.	4,676	390,352
Clean Harbors, Inc.(1)	17,584	979,253
HNI Corp.	2,829	144,279

KAR Auction Services, Inc.	27,899	1,017,477
Multi-Color Corp.	6,282	428,935
Republic Services, Inc.	68,964	2,822,007
Stericycle, Inc.(1)	7,701	1,039,404
Tyco International plc	24,025	1,014,335
Waste Management, Inc.	5,136	279,809
		9,677,755
Communications Equipment — 1.1%
Aruba Networks, Inc.(1)	3,330	82,617
Cisco Systems, Inc.	242,433	7,154,198
CommScope Holding Co., Inc.(1)	3,078	96,957
Harris Corp.	7,376	572,968
Infinera Corp.(1)	7,785	132,734
Juniper Networks, Inc.	49,424	1,181,728
Motorola Solutions, Inc.	17,827	1,211,166
Palo Alto Networks, Inc.(1)	9,481	1,348,388
Polycom, Inc.(1)	8,610	118,990
QUALCOMM, Inc.	106,125	7,695,124
Riverbed Technology, Inc.(1)	7,107	148,821
		19,743,691
Construction and Engineering — 0.2%
Great Lakes Dredge & Dock Corp.(1)	11,246	68,601
Hyundai Development Co-Engineering & Construction	26,910	1,225,912
Larsen & Toubro Ltd.	37,300	1,061,546
Northwest Pipe Co.(1)	2,652	64,231
Promotora y Operadora de Infraestructura SAB de CV(1)	18,557	223,144
		2,643,434
Construction Materials — 0.2%
Cemex Latam Holdings SA(1)	71,870	431,224
Cemex SAB de CV ADR(1)	278,634	2,828,135
Headwaters, Inc.(1)	8,525	139,981
Titan Cement Co. SA	15,710	397,138
		3,796,478
Consumer Finance — 0.3%
Capital One Financial Corp.	23,800	1,873,298
Cash America International, Inc.	31,127	671,721
Discover Financial Services	50,974	3,108,394
		5,653,413
Containers and Packaging — 0.4%
Ball Corp.	48,954	3,510,492
Bemis Co., Inc.	16,505	805,444
Berry Plastics Group, Inc.(1)	14,110	484,114
Crown Holdings, Inc.(1)	3,797	201,241
Graphic Packaging Holding Co.(1)	21,532	324,918
Sonoco Products Co.	44,775	2,096,813
		7,423,022
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,070	75,243
LKQ Corp.(1)	34,738	853,686
		928,929

Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.(1)	1,892	86,767
H&R Block, Inc.	72,036	2,460,030
Liberty Tax, Inc.(1)	2,770	78,723
Nord Anglia Education, Inc.(1)	5,837	124,970
Sotheby's	2,278	100,118
Steiner Leisure, Ltd.(1)	2,908	134,117
		2,984,725
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	19,807	2,919,750
Chailease Holding Co. Ltd.	233,000	566,089
Compass Diversified Holdings	6,134	101,211
MarketAxess Holdings, Inc.	1,719	136,815
ORIX Corp.	152,400	2,161,309
PHH Corp.(1)	1,900	46,132
		5,931,306
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	17,197	594,328
BT Group plc	249,560	1,755,737
CenturyLink, Inc.	22,462	850,411
Orange SA	86,520	1,578,170
Thaicom PCL	596,400	645,654
Verizon Communications, Inc.	21,189	1,047,796
		6,472,096
Electric Utilities — 0.6%
ALLETE, Inc.	2,648	145,216
Edison International	18,619	1,196,271
El Paso Electric Co.	1,903	71,971
Entergy Corp.	28,277	2,248,304
Great Plains Energy, Inc.	32,413	862,510
OGE Energy Corp.	10,794	350,913
Portland General Electric Co.	1,923	71,709
PPL Corp.	46,660	1,591,106
Southern Co. (The)	2,574	117,864
Westar Energy, Inc.	48,907	1,900,037
Xcel Energy, Inc.	62,411	2,201,860
		10,757,761
Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,196	1,298,902
Eaton Corp. plc	28,440	2,019,524
Emerson Electric Co.	59,784	3,462,689
Generac Holdings, Inc.(1)	22,227	1,095,569
GrafTech International Ltd.(1)	11,021	42,982
Nidec Corp.	27,600	1,862,380
Schneider Electric SE	28,791	2,319,093
		12,101,139
Electronic Equipment, Instruments and Components — 0.6%
Belden, Inc.	2,300	204,194
Cognex Corp.(1)	1,927	86,118

Ingram Micro, Inc., Class A(1)	6,633	163,901
Keyence Corp.	6,600	3,371,035
Keysight Technologies, Inc.(1)	23,660	888,196
Largan Precision Co. Ltd.	6,000	513,361
LG Display Co. Ltd.	21,510	666,339
Littelfuse, Inc.	1,182	118,578
Mercury Systems, Inc.(1)	2,263	38,516
Methode Electronics, Inc.	4,134	160,771
Murata Manufacturing Co. Ltd.	16,200	1,996,815
PAX Global Technology Ltd.(1)	520,000	474,020
TE Connectivity Ltd.	31,192	2,249,879
		10,931,723
Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	16,020	1,001,410
Cameron International Corp.(1)	15,102	711,002
Forum Energy Technologies, Inc.(1)	1,894	36,990
Halliburton Co.	42,760	1,836,114
Helmerich & Payne, Inc.	4,227	283,463
Matrix Service Co.(1)	2,413	44,882
National Oilwell Varco, Inc.	59,617	3,240,184
Patterson-UTI Energy, Inc.	42,148	787,535
RigNet, Inc.(1)	1,664	52,616
Sapurakencana Petroleum Bhd	534,100	422,360
Schlumberger Ltd.	44,644	3,757,239
Weatherford International plc(1)	26,218	332,706
		12,506,501
Food and Staples Retailing — 1.2%
Alimentation Couche Tard, Inc., B Shares	23,630	911,856
BIM Birlesik Magazalar AS	37,914	710,311
Carrefour SA	35,269	1,166,865
Costco Wholesale Corp.	13,478	1,980,727
CP ALL PCL	423,100	523,477
CVS Health Corp.	39,240	4,075,859
Kroger Co. (The)	25,369	1,805,004
Magnit PJSC GDR	9,026	430,269
Natural Grocers by Vitamin Cottage, Inc.(1)	3,276	96,478
President Chain Store Corp.	80,000	621,957
Seven & I Holdings Co. Ltd.	40,300	1,540,749
Sysco Corp.	39,926	1,556,715
United Natural Foods, Inc.(1)	12,565	1,043,398
Village Super Market, Inc., Class A	1,637	45,230
Wal-Mart Stores, Inc.	47,597	3,994,816
Weis Markets, Inc.	587	27,689
Whole Foods Market, Inc.	22,327	1,261,252
		21,792,652
Food Products — 1.9%
Archer-Daniels-Midland Co.	59,657	2,856,377
Associated British Foods plc	57,837	2,790,366
BRF SA ADR	25,390	576,353

Bunge Ltd.	23,559	1,926,655
Campbell Soup Co.	13,068	608,838
ConAgra Foods, Inc.	96,177	3,364,272
Danone SA	3,833	267,353
General Mills, Inc.	16,786	902,919
Hain Celestial Group, Inc. (The)(1)	17,373	1,086,334
Hershey Co. (The)	14,460	1,500,659
Ingredion, Inc.	23,625	1,942,211
J&J Snack Foods Corp.	1,394	141,059
J.M. Smucker Co. (The)	8,825	1,017,964
Kellogg Co.	9,340	602,243
Kraft Foods Group, Inc.	9,874	632,528
Mead Johnson Nutrition Co.	20,827	2,181,837
Mondelez International, Inc., Class A	17,507	646,621
Nestle SA	49,270	3,845,060
Pilgrim's Pride Corp.	48,679	1,335,265
Pinnacle Foods, Inc.	10,070	365,541
Sanderson Farms, Inc.	20,040	1,707,608
Snyders-Lance, Inc.	1,069	32,979
TreeHouse Foods, Inc.(1)	1,699	141,968
Ulker Biskuvi Sanayi AS	71,810	556,744
Universal Robina Corp.	230,000	1,137,219
WhiteWave Foods Co., Class A(1)	19,882	814,168
		32,981,141
Gas Utilities — 0.2%
Atmos Energy Corp.	16,035	850,496
China Gas Holdings Ltd.	418,000	649,976
Infraestructura Energetica Nova SAB de CV	99,810	525,678
Laclede Group, Inc. (The)	27,169	1,406,268
South Jersey Industries, Inc.	1,265	71,700
		3,504,118
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	62,560	2,963,467
Becton Dickinson and Co.	3,955	580,278
Boston Scientific Corp.(1)	36,686	619,993
C.R. Bard, Inc.	16,690	2,822,947
Cantel Medical Corp.	1,189	53,981
Cardiovascular Systems, Inc.(1)	2,944	111,018
CareFusion Corp.(1)	17,227	1,034,998
Cie Generale d'Optique Essilor International SA	10,672	1,247,394
Coloplast A/S, B Shares	13,680	1,092,406
Cooper Cos., Inc. (The)	5,515	904,295
DENTSPLY International, Inc.	25,666	1,360,555
DexCom, Inc.(1)	2,006	121,844
Entellus Medical, Inc.(1)	2,867	62,357
Ginko International Co. Ltd.	37,000	377,502
GN Store Nord A/S	80,730	1,875,274
Haemonetics Corp.(1)	4,775	212,296
HeartWare International, Inc.(1)	540	46,024

Hill-Rom Holdings, Inc.	703	33,688
Insulet Corp.(1)	1,660	52,672
Intuitive Surgical, Inc.(1)	5,959	2,979,500
Medtronic plc	78,049	6,055,822
Neogen Corp.(1)	1,233	63,068
NuVasive, Inc.(1)	3,918	179,248
Orthofix International NV(1)	1,194	38,721
Smith & Nephew plc	104,463	1,912,725
St. Jude Medical, Inc.	36,088	2,406,348
STERIS Corp.	2,169	139,944
Stryker Corp.	7,014	664,576
Teleflex, Inc.	23,951	2,914,597
Utah Medical Products, Inc.	2,114	125,572
West Pharmaceutical Services, Inc.	1,939	106,102
Zimmer Holdings, Inc.	7,617	917,011
		34,076,223
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	1,195	75,560
Adeptus Health, Inc., Class A(1)	2,039	90,430
Aetna, Inc.	43,399	4,320,370
Air Methods Corp.(1)	1,192	63,164
AmerisourceBergen Corp.	22,989	2,362,350
AMN Healthcare Services, Inc.(1)	5,881	132,675
Anthem, Inc.	13,800	2,021,010
Cardinal Health, Inc.	27,887	2,453,777
Catamaran Corp.(1)	23,679	1,182,766
Cigna Corp.	5,163	627,976
ExamWorks Group, Inc.(1)	6,215	251,086
Express Scripts Holding Co.(1)	28,277	2,397,607
Fresenius Medical Care AG & Co. KGaA	12,950	1,060,358
Hanger, Inc.(1)	3,805	98,511
HCA Holdings, Inc.(1)	15,164	1,084,833
HealthSouth Corp.	868	37,723
Healthways, Inc.(1)	3,354	75,063
Humana, Inc.	4,374	718,998
LifePoint Hospitals, Inc.(1)	22,863	1,645,221
Magellan Health, Inc.(1)	590	37,801
Molina Healthcare, Inc.(1)	1,049	66,811
National Healthcare Corp.	625	39,381
Owens & Minor, Inc.	1,061	37,835
PT Siloam International Hospitals Tbk(1)	223,200	211,112
Quest Diagnostics, Inc.	17,598	1,234,324
Team Health Holdings, Inc.(1)	25,356	1,502,850
WellCare Health Plans, Inc.(1)	583	52,942
		23,882,534
Health Care Technology — 0.1%
Cerner Corp.(1)	25,019	1,802,869
HMS Holdings Corp.(1)	6,030	105,766
Inovalon Holdings, Inc.(1)	1,496	46,466

MedAssets, Inc.(1)	8,783	168,722
Medidata Solutions, Inc.(1)	2,185	105,120
		2,228,943
Hotels, Restaurants and Leisure — 1.6%
Accor SA	52,000	2,724,775
Alsea SAB de CV(1)	129,227	398,221
Brinker International, Inc.	9,493	564,454
Buffalo Wild Wings, Inc.(1)	698	133,402
Carnival Corp.	19,662	864,931
Carnival plc	41,790	1,885,202
Chipotle Mexican Grill, Inc.(1)	6,039	4,015,754
ClubCorp Holdings, Inc.	6,699	119,242
Dave & Buster's Entertainment, Inc.(1)	2,801	87,391
El Pollo Loco Holdings, Inc.(1)	4,362	107,262
Galaxy Entertainment Group Ltd.	178,000	904,252
Hyatt Hotels Corp., Class A(1)	6,898	417,605
International Game Technology	21,269	379,439
Jack in the Box, Inc.	2,245	217,069
La Quinta Holdings, Inc.(1)	42,500	943,925
Las Vegas Sands Corp.	47,162	2,683,518
Marriott International, Inc., Class A	37,240	3,094,644
MGM Resorts International(1)	42,569	925,024
Panera Bread Co., Class A(1)	2,555	412,454
Papa John's International, Inc.	14,026	867,368
Papa Murphy's Holdings, Inc.(1)	3,688	49,272
Peak Resorts, Inc.	3,739	27,295
Red Robin Gourmet Burgers, Inc.(1)	1,879	156,840
SeaWorld Entertainment, Inc.	20,863	390,973
Starbucks Corp.	11,411	1,066,757
Texas Roadhouse, Inc.	4,007	150,823
Vail Resorts, Inc.	2,418	212,325
Whitbread plc	34,144	2,770,081
Wyndham Worldwide Corp.	26,855	2,456,695
Wynn Resorts Ltd.	917	130,672
		29,157,665
Household Durables — 0.5%
Cavco Industries, Inc.(1)	1,652	118,382
Century Communities, Inc.(1)	3,749	69,544
Coway Co. Ltd.	6,250	490,866
Electrolux AB	64,580	2,109,288
Harman International Industries, Inc.	11,659	1,608,826
Libbey, Inc.	1,696	64,499
Mohawk Industries, Inc.(1)	5,881	1,084,162
PulteGroup, Inc.	15,222	343,408
Toll Brothers, Inc.(1)	18,191	696,897
Whirlpool Corp.	10,610	2,248,790
		8,834,662
Household Products — 0.9%
Central Garden and Pet Co.(1)	308	2,982

Church & Dwight Co., Inc.	14,424	1,228,059
Energizer Holdings, Inc.	20,027	2,680,214
Henkel AG & Co. KGaA Preference Shares	10,380	1,229,526
Kimberly-Clark Corp.	11,432	1,253,633
LG Household & Health Care Ltd.	1,140	695,914
Procter & Gamble Co. (The)	47,672	4,058,317
Reckitt Benckiser Group plc	33,770	3,055,160
Spectrum Brands Holdings, Inc.	10,238	959,096
Unicharm Corp.	59,100	1,635,038
		16,797,939
Industrial Conglomerates — 0.6%
3M Co.	41,361	6,975,533
General Electric Co.	68,789	1,787,826
Koninklijke Philips Electronics NV	49,970	1,496,950
		10,260,309
Insurance — 2.1%
ACE Ltd.	7,799	889,164
Aflac, Inc.	6,932	431,517
AIA Group Ltd.	154,400	908,786
Allied World Assurance Co. Holdings Ltd.	1,476	59,704
Allstate Corp. (The)	29,484	2,081,570
American International Group, Inc.	108,173	5,985,212
Amtrust Financial Services, Inc.	41,668	2,245,905
Argo Group International Holdings Ltd.	1,889	90,488
Arthur J Gallagher & Co.	6,242	293,312
Aspen Insurance Holdings Ltd.	34,116	1,564,219
Atlas Financial Holdings, Inc.(1)	4,082	73,394
Baldwin & Lyons, Inc., Class B	2,738	63,604
BB Seguridade Participacoes SA	50,900	580,946
Brown & Brown, Inc.	19,126	614,710
Chubb Corp. (The)	5,532	555,689
CNO Financial Group, Inc.	3,731	60,666
Discovery Holdings Ltd.	90,184	925,997
Endurance Specialty Holdings Ltd.	3,136	199,355
Hanover Insurance Group, Inc. (The)	26,930	1,891,563
HCC Insurance Holdings, Inc.	18,768	1,048,756
Infinity Property & Casualty Corp.	931	72,199
James River Group Holdings Ltd.(1)	5,331	117,122
MetLife, Inc.	42,086	2,139,231
Ping An Insurance Group Co., H Shares	143,000	1,590,261
Platinum Underwriters Holdings Ltd.	429	32,754
Powszechny Zaklad Ubezpieczen SA	4,921	648,770
Principal Financial Group, Inc.	15,460	791,088
Prudential Financial, Inc.	25,880	2,092,398
Prudential plc	93,060	2,341,115
Reinsurance Group of America, Inc.	10,564	943,471
RenaissanceRe Holdings Ltd.	3,451	353,831
St. James's Place plc	134,830	1,973,332
Torchmark Corp.	7,407	394,423

Travelers Cos., Inc. (The)	16,395	1,761,479
United Fire Group, Inc.	155	4,470
Unum Group	23,527	789,566
Validus Holdings Ltd.	2,804	116,759
		36,726,826
Internet and Catalog Retail — 0.7%
Expedia, Inc.	48,650	4,463,637
Priceline Group, Inc. (The)(1)	2,281	2,822,692
Rakuten, Inc.	114,092	1,899,864
Shutterfly, Inc.(1)	1,536	73,743
TripAdvisor, Inc.(1)	14,404	1,285,557
Vipshop Holdings Ltd. ADR(1)	93,330	2,281,919
		12,827,412
Internet Software and Services — 1.8%
Alibaba Group Holding Ltd. ADR(1)	3,867	329,159
Baidu, Inc. ADR(1)	14,510	2,956,413
comScore, Inc.(1)	3,970	204,812
CoStar Group, Inc.(1)	13,908	2,769,917
Cvent, Inc.(1)	3,431	99,328
eBay, Inc.(1)	56,280	3,259,175
Envestnet, Inc.(1)	4,909	264,497
Everyday Health, Inc.(1)	3,917	56,013
Facebook, Inc., Class A(1)	55,237	4,362,066
Google, Inc., Class A(1)	8,254	4,643,948
LinkedIn Corp., Class A(1)	10,996	2,938,131
Pandora Media, Inc.(1)	55,695	824,286
PChome Online, Inc.	44,000	521,914
Q2 Holdings, Inc.(1)	6,253	123,872
TechTarget, Inc.(1)	5,806	70,485
Tencent Holdings Ltd.	313,200	5,488,006
Twitter, Inc.(1)	27,628	1,328,354
VeriSign, Inc.(1)	14,244	911,901
Yelp, Inc.(1)	22,814	1,095,072
		32,247,349
IT Services — 1.8%
Accenture plc, Class A	22,668	2,040,800
Alliance Data Systems Corp.(1)	16,977	4,728,264
Amdocs Ltd.	28,842	1,514,205
Cielo SA	40,700	641,021
Cognizant Technology Solutions Corp., Class A(1)	27,867	1,741,269
EVERTEC, Inc.	12,804	266,963
Fidelity National Information Services, Inc.	9,765	660,016
Fiserv, Inc.(1)	20,548	1,604,182
HCL Technologies Ltd.	35,250	1,153,232
Heartland Payment Systems, Inc.	2,364	115,907
International Business Machines Corp.	27,114	4,390,841
MoneyGram International, Inc.(1)	2,739	23,268
QIWI plc ADR	17,080	402,405
Tata Consultancy Services Ltd.	37,460	1,613,650

Teradata Corp.(1)	20,231	900,684
VeriFone Systems, Inc.(1)	3,904	137,382
Virtusa Corp.(1)	4,763	187,472
Visa, Inc., Class A	28,076	7,617,300
WEX, Inc.(1)	1,319	141,120
Wirecard AG	35,040	1,617,083
		31,497,064
Leisure Products — 0.2%
Brunswick Corp.	5,424	294,198
Malibu Boats, Inc.(1)	3,495	70,774
Mattel, Inc.	27,453	722,563
Polaris Industries, Inc.	10,311	1,580,985
		2,668,520
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	8,946	1,137,752
Charles River Laboratories International, Inc.(1)	1,498	114,852
Illumina, Inc.(1)	5,236	1,023,429
Mettler-Toledo International, Inc.(1)	2,584	811,815
PAREXEL International Corp.(1)	1,320	85,087
Waters Corp.(1)	6,600	794,508
		3,967,443
Machinery — 2.0%
Albany International Corp., Class A	4,710	177,614
Altra Industrial Motion Corp.	759	20,721
Briggs & Stratton Corp.	784	16,339
Caterpillar, Inc.	70,644	5,856,388
CSR Corp. Ltd., H Shares	670,000	867,325
Cummins, Inc.	14,641	2,082,389
Dynamic Materials Corp.	4,634	74,839
EnPro Industries, Inc.	2,097	137,920
Flowserve Corp.	26,096	1,621,344
Global Brass & Copper Holdings, Inc.	11,625	163,215
Graham Corp.	165	3,734
Ingersoll-Rand plc	75,760	5,090,314
John Bean Technologies Corp.	3,688	127,457
Kennametal, Inc.	1,302	45,570
Kubota Corp.	135,000	2,194,420
Middleby Corp.(1)	31,066	3,311,946
Oshkosh Corp.	26,335	1,284,885
Parker-Hannifin Corp.	33,714	4,136,371
Pentair plc	6,243	414,972
Rexnord Corp.(1)	2,313	63,769
Snap-On, Inc.	8,154	1,200,513
Stanley Black & Decker, Inc.	31,390	3,086,893
WABCO Holdings, Inc.(1)	19,673	2,298,397
Wabtec Corp.	13,294	1,261,468
		35,538,803
Media — 1.4%
Cablevision Systems Corp., Class A	25,852	485,501

Charter Communications, Inc., Class A(1)	14,436	2,607,142
Comcast Corp., Class A	154,753	9,189,233
Cumulus Media, Inc., Class A(1)	33,562	133,912
Cyfrowy Polsat SA	27,464	178,408
DIRECTV(1)	4,087	362,108
Entercom Communications Corp., Class A(1)	9,209	104,799
Entravision Communications Corp., Class A	42,979	294,836
Journal Communications, Inc., Class A(1)	2,110	25,067
Markit Ltd.(1)	21,165	564,047
Naspers Ltd., N Shares	7,398	1,085,778
Nexstar Broadcasting Group, Inc., Class A	2,400	130,872
Omnicom Group, Inc.	9,654	767,879
Scripps Networks Interactive, Inc., Class A	10,237	740,135
Sirius XM Holdings, Inc.(1)	270,435	1,051,992
Time Warner Cable, Inc.	13,327	2,053,024
Time Warner, Inc.	29,490	2,414,051
Townsquare Media, Inc.(1)	2,161	28,590
Walt Disney Co. (The)	33,822	3,520,194
		25,737,568
Metals and Mining — 0.4%
Alcoa, Inc.	113,170	1,673,784
BHP Billiton Ltd.	21,479	564,771
Compass Minerals International, Inc.	1,950	176,807
Grupo Mexico SAB de CV	188,640	574,229
Haynes International, Inc.	2,761	111,489
Horsehead Holding Corp.(1)	20,770	266,687
MMC Norilsk Nickel OJSC ADR	26,590	480,747
Newmont Mining Corp.	14,613	384,760
Nucor Corp.	15,106	710,435
Rio Tinto plc	47,512	2,341,378
United States Steel Corp.	16,531	395,918
		7,681,005
Multi-Utilities — 0.1%
Ameren Corp.	1,831	77,653
Avista Corp.	1,878	64,040
Black Hills Corp.	945	48,034
NorthWestern Corp.	10,143	549,649
PG&E Corp.	10,694	574,589
		1,313,965
Multiline Retail — 1.0%
Big Lots, Inc.	11,763	561,213
Burlington Stores, Inc.(1)	17,959	997,982
Dillard's, Inc., Class A	15,663	2,038,696
Dollar Tree, Inc.(1)	21,146	1,684,913
Kohl's Corp.	30,340	2,239,092
Lojas Americanas SA Preference Shares	60,300	354,525
Macy's, Inc.	114,321	7,284,534
PT Matahari Department Store Tbk	705,700	974,603
Target Corp.	15,857	1,218,293
		17,353,851

Oil, Gas and Consumable Fuels — 2.9%
Aegean Marine Petroleum Network, Inc.	6,103	89,470
Antero Midstream Partners LP	3,094	80,444
Antero Resources Corp.(1)	29,277	1,154,978
Apache Corp.	15,206	1,001,163
Ardmore Shipping Corp.	8,986	94,982
BG Group plc	159,313	2,356,254
Cabot Oil & Gas Corp.	22,306	646,874
Carrizo Oil & Gas, Inc.(1)	3,015	143,484
Chevron Corp.	56,553	6,033,074
CNOOC Ltd.	648,000	930,751
Concho Resources, Inc.(1)	29,077	3,167,067
Delek US Holdings, Inc.	741	27,624
Devon Energy Corp.	16,710	1,029,169
Diamondback Energy, Inc.(1)	1,459	103,895
EOG Resources, Inc.	31,080	2,788,498
Euronav NV(1)	4,556	55,902
Exxon Mobil Corp.	100,193	8,871,088
Gulfport Energy Corp.(1)	18,402	842,996
Imperial Oil Ltd.	95,889	3,700,252
Marathon Petroleum Corp.	12,462	1,308,510
Noble Energy, Inc.	13,737	648,799
Nordic American Tanker Shipping Ltd.	3,387	34,649
Northern Tier Energy LP	4,816	118,233
NovaTek OAO GDR	4,316	361,897
Oasis Petroleum, Inc.(1)	46,986	673,309
Occidental Petroleum Corp.	51,076	3,977,799
PDC Energy, Inc.(1)	575	29,716
Phillips 66	2,397	188,069
Scorpio Tankers, Inc.	11,162	96,663
Southwestern Energy Co.(1)	5,303	132,999
Statoil ASA	56,910	1,072,716
Tesoro Corp.	10,931	1,003,903
Total SA	41,060	2,216,311
Total SA ADR	53,690	2,879,395
Ultrapar Participacoes SA	26,000	545,691
Valero Energy Corp.	52,848	3,260,193
Western Refining, Inc.	1,185	55,813
		51,722,630
Paper and Forest Products†
KapStone Paper and Packaging Corp.	4,676	161,135
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	26,487	2,189,680
Hypermarcas SA(1)	77,700	522,790
		2,712,470
Pharmaceuticals — 3.5%
AbbVie, Inc.	90,926	5,501,023
Aerie Pharmaceuticals, Inc.(1)	2,936	82,560
Akorn, Inc.(1)	1,643	88,410

Aspen Pharmacare Holdings Ltd.	28,498	1,010,798
Bayer AG	20,430	3,018,953
Catalent, Inc.(1)	22,958	642,135
Eli Lilly & Co.	6,337	444,667
Endo International plc(1)	21,945	1,878,492
Hospira, Inc.(1)	5,195	454,770
Jazz Pharmaceuticals plc(1)	5,461	928,861
Johnson & Johnson	116,238	11,915,557
Lannett Co., Inc.(1)	1,049	65,458
Medicines Co. (The)(1)	2,022	58,163
Merck & Co., Inc.	133,692	7,826,330
Mylan, Inc.(1)	35,459	2,032,687
Nektar Therapeutics(1)	3,230	42,216
Novartis AG	48,238	4,930,816
Novo Nordisk A/S, B Shares	20,405	978,267
Ono Pharmaceutical Co. Ltd.	12,400	1,233,521
Pacira Pharmaceuticals, Inc.(1)	7,440	853,889
Pfizer, Inc.	165,933	5,694,821
Roche Holding AG	15,884	4,311,931
Salix Pharmaceuticals Ltd.(1)	2,908	457,138
Shire plc	31,850	2,593,804
Teva Pharmaceutical Industries Ltd. ADR	30,600	1,744,812
Zoetis, Inc.	69,967	3,224,779
		62,014,858
Professional Services — 0.3%
Adecco SA	36,705	2,887,581
CDI Corp.	5,258	96,747
Huron Consulting Group, Inc.(1)	2,033	135,500
Kforce, Inc.	5,753	135,771
Korn/Ferry International(1)	3,758	114,995
Nielsen NV	39,111	1,768,208
On Assignment, Inc.(1)	3,740	142,905
		5,281,707
Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	13,841	472,809
Alexandria Real Estate Equities, Inc.	9,941	953,441
Annaly Capital Management, Inc.	23,210	246,490
Apartment Investment & Management Co., Class A	17,564	661,812
Apollo Commercial Real Estate Finance, Inc.	4,566	78,033
Armada Hoffler Properties, Inc.	7,871	85,007
Associated Estates Realty Corp.	2,685	64,306
AvalonBay Communities, Inc.	8,898	1,497,889
Blackstone Mortgage Trust, Inc., Class A	1,635	47,268
Boston Properties, Inc.	15,257	2,096,464
Brixmor Property Group, Inc.	32,740	831,596
Campus Crest Communities, Inc.	14,092	109,777
Capstead Mortgage Corp.	3,866	46,276
CBL & Associates Properties, Inc.	1,921	38,458
Chatham Lodging Trust	3,179	92,255

Colony Financial, Inc.	96	2,420
Corporate Office Properties Trust	15,846	465,872
Corrections Corp. of America	35,502	1,416,175
CubeSmart	18,341	425,511
DCT Industrial Trust, Inc.	8,784	316,927
DDR Corp.	24,332	460,848
DiamondRock Hospitality Co.	3,305	47,856
Duke Realty Corp.	42,338	904,340
DuPont Fabros Technology, Inc.	7,851	245,815
Easterly Government Properties, Inc.(1)	3,545	57,074
Education Realty Trust, Inc.	2,621	91,892
Empire State Realty Trust, Inc.	25,247	446,872
EPR Properties	725	44,232
Equity Lifestyle Properties, Inc.	1,625	87,539
Equity One, Inc.	14,243	381,428
Equity Residential	21,305	1,641,124
Essex Property Trust, Inc.	4,858	1,080,565
Excel Trust, Inc.	5,271	72,213
Extra Space Storage, Inc.	10,448	687,269
First Industrial Realty Trust, Inc.	2,048	43,581
General Growth Properties, Inc.	48,779	1,415,079
Geo Group, Inc. (The)	6,172	266,322
Hatteras Financial Corp.	3,741	68,647
HCP, Inc.	3,982	168,678
Health Care REIT, Inc.	20,097	1,549,680
Healthcare Realty Trust, Inc.	1,136	32,421
Healthcare Trust of America, Inc., Class A	12,551	348,290
Hersha Hospitality Trust	3,984	26,733
Highwoods Properties, Inc.	1,026	46,796
Hospitality Properties Trust	40,494	1,247,620
Host Hotels & Resorts, Inc.	134,703	2,828,763
Hudson Pacific Properties, Inc.	19,233	614,687
Kilroy Realty Corp.	9,085	672,017
Kimco Realty Corp.	34,041	894,597
Kite Realty Group Trust	29,120	824,678
LaSalle Hotel Properties	46,267	1,800,712
Lexington Realty Trust	9,219	99,842
Macerich Co. (The)	6,737	563,550
Mack-Cali Realty Corp.	2,262	42,548
Medical Properties Trust, Inc.	5,466	82,755
MFA Financial, Inc.	9,973	79,385
National Retail Properties, Inc.	13,012	523,603
New Residential Investment Corp.	3,368	50,890
Omega Healthcare Investors, Inc.	9,044	362,303
Outfront Media, Inc.	3,403	101,920
Pebblebrook Hotel Trust	14,091	684,541
Pennsylvania Real Estate Investment Trust	2,572	58,590
PennyMac Mortgage Investment Trust	3,760	80,614
Piedmont Office Realty Trust, Inc., Class A	55,527	1,017,810

Post Properties, Inc.	3,427	194,893
Potlatch Corp.	7,464	298,038
ProLogis, Inc.	30,848	1,317,518
Public Storage	5,983	1,179,967
Rayonier, Inc.	27,138	743,853
Regency Centers Corp.	10,282	674,808
Rexford Industrial Realty, Inc.	2,414	38,721
RLJ Lodging Trust	14,379	457,396
Rouse Properties, Inc.	4,978	86,020
Sabra Health Care REIT, Inc.	1,490	48,708
Simon Property Group, Inc.	24,535	4,670,483
SL Green Realty Corp.	7,465	947,532
Summit Hotel Properties, Inc.	6,764	88,811
Sun Communities, Inc.	2,497	168,772
Sunstone Hotel Investors, Inc.	3,172	55,351
Taubman Centers, Inc.	4,341	314,028
Two Harbors Investment Corp.	9,588	100,099
UDR, Inc.	18,225	582,106
Urstadt Biddle Properties, Inc., Class A	4,470	101,558
Ventas, Inc.	20,425	1,521,050
Vornado Realty Trust	11,364	1,250,495
Washington Real Estate Investment Trust	2,617	74,166
Weyerhaeuser Co.	35,343	1,240,893
		48,950,771
Real Estate Management and Development — 0.3%
China Overseas Land & Investment Ltd.	258,000	786,728
Corp. Inmobiliaria Vesta SAB de CV	183,520	353,824
Daito Trust Construction Co. Ltd.	14,100	1,524,627
Forest City Enterprises, Inc., Class A(1)	14,961	377,765
Guangzhou R&F Properties Co. Ltd.	359,600	418,215
Jones Lang LaSalle, Inc.	15,265	2,461,481
		5,922,640
Road and Rail — 0.6%
Canadian Pacific Railway Ltd., New York Shares	16,183	3,036,254
Celadon Group, Inc.	1,979	51,949
CJ Korea Express Co. Ltd.(1)	4,690	773,441
Heartland Express, Inc.	20,779	523,007
Kansas City Southern	13,804	1,599,055
Marten Transport Ltd.	2,925	67,831
Saia, Inc.(1)	2,900	133,487
Swift Transportation Co.(1)	3,553	100,479
Union Pacific Corp.	30,355	3,650,492
Werner Enterprises, Inc.	21,221	680,558
		10,616,553
Semiconductors and Semiconductor Equipment — 2.4%
Altera Corp.	37,221	1,377,549
Applied Materials, Inc.	153,624	3,848,281
ARM Holdings plc	72,090	1,289,923
ASML Holding NV	22,463	2,428,507

Avago Technologies Ltd.	24,790	3,163,700
Broadcom Corp., Class A	83,943	3,796,742
Cavium, Inc.(1)	1,847	126,501
Exar Corp.(1)	13,341	143,015
Fairchild Semiconductor International, Inc.(1)	8,230	143,531
Formfactor, Inc.(1)	9,673	94,989
Freescale Semiconductor Ltd.(1)	18,806	679,085
Intel Corp.	146,864	4,883,228
Kulicke & Soffa Industries, Inc.(1)	9,266	148,256
Lam Research Corp.	11,723	966,679
M/A-COM Technology Solutions Holdings, Inc.(1)	2,934	98,934
Maxim Integrated Products, Inc.	14,372	494,325
MediaTek, Inc.	39,000	588,300
Microchip Technology, Inc.	62,695	3,214,373
Micron Technology, Inc.(1)	26,530	813,675
Nanometrics, Inc.(1)	4,141	74,041
NXP Semiconductors NV(1)	45,841	3,891,672
Photronics, Inc.(1)	11,394	94,684
Qorvo, Inc.(1)	2,893	200,774
Semtech Corp.(1)	2,971	85,951
SK Hynix, Inc.	8,310	352,828
Spansion, Inc., Class A(1)	5,129	185,054
Synaptics, Inc.(1)	2,324	199,748
Taiwan Semiconductor Manufacturing Co. Ltd.	704,500	3,367,210
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	60,388	1,481,318
Teradyne, Inc.	56,114	1,084,122
Texas Instruments, Inc.	39,972	2,350,354
Xilinx, Inc.	15,779	668,556
		42,335,905
Software — 2.4%
AVG Technologies NV(1)	1,594	35,977
Barracuda Networks, Inc.(1)	3,228	122,955
BroadSoft, Inc.(1)	5,225	164,379
Electronic Arts, Inc.(1)	172,233	9,848,283
ePlus, Inc.(1)	1,178	97,974
FireEye, Inc.(1)	1,546	68,441
Intuit, Inc.	61,851	6,038,513
Manhattan Associates, Inc.(1)	3,252	162,112
Mavenir Systems, Inc.(1)	4,770	69,499
Mentor Graphics Corp.	11,490	269,555
Microsoft Corp.	202,555	8,882,037
Monotype Imaging Holdings, Inc.	4,503	144,141
NetSuite, Inc.(1)	17,911	1,726,979
Oracle Corp.	250,240	10,965,517
QLIK Technologies, Inc.(1)	4,842	157,074
Splunk, Inc.(1)	28,233	1,898,669
Symantec Corp.	22,600	568,616
Synopsys, Inc.(1)	40,862	1,896,405
Take-Two Interactive Software, Inc.(1)	3,130	82,914

Tyler Technologies, Inc.(1)	757	90,363
Ultimate Software Group, Inc.(1)	744	122,496
Verint Systems, Inc.(1)	3,351	203,992
		43,616,891
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	8,953	1,387,088
AutoZone, Inc.(1)	4,675	3,004,529
Bed Bath & Beyond, Inc.(1)	57,499	4,292,875
Boot Barn Holdings, Inc.(1)	239	5,882
Destination Maternity Corp.	3,637	59,574
Foot Locker, Inc.	40,268	2,261,854
Gap, Inc. (The)	36,780	1,530,048
Inditex SA	62,645	1,968,840
Kirkland's, Inc.(1)	6,576	156,312
Lowe's Cos., Inc.	42,367	3,138,971
MarineMax, Inc.(1)	1,455	36,884
Mr Price Group Ltd.	44,580	1,030,768
Nitori Holdings Co. Ltd.	17,300	1,145,379
O'Reilly Automotive, Inc.(1)	9,845	2,049,040
Office Depot, Inc.(1)	3,285	30,781
Penske Automotive Group, Inc.	2,991	147,546
Restoration Hardware Holdings, Inc.(1)	11,144	981,786
Ross Stores, Inc.	16,984	1,797,077
Sally Beauty Holdings, Inc.(1)	24,704	828,078
Select Comfort Corp.(1)	4,113	132,027
Signet Jewelers Ltd.	16,091	1,928,989
TJX Cos., Inc. (The)	37,759	2,591,778
Tractor Supply Co.	18,000	1,586,160
		32,092,266
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	156,957	20,162,696
EMC Corp.	47,339	1,369,991
Hewlett-Packard Co.	89,670	3,124,103
Nimble Storage, Inc.(1)	5,539	139,915
Samsung Electronics Co. Ltd.	2,086	2,579,110
SanDisk Corp.	10,534	841,983
Silicon Graphics International Corp.(1)	15,207	140,360
Super Micro Computer, Inc.(1)	3,350	134,603
Western Digital Corp.	53,139	5,684,810
		34,177,571
Textiles, Apparel and Luxury Goods — 0.9%
Burberry Group plc	76,527	2,211,698
Culp, Inc.	5,463	118,766
Eclat Textile Co. Ltd.	70,000	800,223
Hanesbrands, Inc.	16,224	2,069,209
Kate Spade & Co.(1)	25,897	892,152
Lululemon Athletica, Inc.(1)	4,366	298,809
Luxottica Group SpA	35,707	2,203,680
LVMH Moet Hennessy Louis Vuitton SA	6,500	1,192,180

Michael Kors Holdings Ltd.(1)	2,332	157,200
Movado Group, Inc.	3,530	90,686
Pandora A/S	30,290	2,764,001
Ralph Lauren Corp.	4,235	581,931
Shenzhou International Group Holdings Ltd.	189,000	748,124
Skechers U.S.A., Inc., Class A(1)	3,117	212,392
Under Armour, Inc., Class A(1)	23,817	1,834,147
		16,175,198
Thrifts and Mortgage Finance — 0.1%
Astoria Financial Corp.	4,100	53,792
Capitol Federal Financial, Inc.	13,394	166,220
EverBank Financial Corp.	60,142	1,081,353
Nationstar Mortgage Holdings, Inc.(1)	16,874	449,692
People's United Financial, Inc.	32,444	490,878
Radian Group, Inc.	1,903	30,086
		2,272,021
Tobacco — 0.4%
Altria Group, Inc.	13,560	763,292
Japan Tobacco, Inc.	29,900	942,803
Lorillard, Inc.	17,408	1,191,055
Philip Morris International, Inc.	53,912	4,472,540
		7,369,690
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	3,394	148,691
Ashtead Group plc	129,972	2,387,823
Bunzl plc	45,790	1,340,338
COSON Co. Ltd.(1)	20,950	358,854
Daewoo International Corp.	23,500	620,928
Kaman Corp.	1,106	45,899
United Rentals, Inc.(1)	11,510	1,071,121
Wolseley plc	21,430	1,313,794
		7,287,448
Transportation Infrastructure†
TAV Havalimanlari Holding AS	85,442	682,868
Water Utilities†
Artesian Resources Corp., Class A	2,079	45,156
Wireless Telecommunication Services — 0.7%
Axiata Group Bhd	331,100	657,790
Bharti Infratel Ltd.	172,751	1,027,618
China Mobile Ltd.	126,500	1,719,113
MTN Group Ltd.	28,470	504,268
PT Tower Bersama Infrastructure Tbk	1,053,000	755,634
RingCentral, Inc., Class A(1)	6,905	108,892
Rogers Communications, Inc., Class B	13,569	479,870
SBA Communications Corp., Class A(1)	59,259	7,390,190
		12,643,375
TOTAL COMMON STOCKS (Cost $891,717,957)		1,169,634,891

U.S. TREASURY SECURITIES — 10.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,350,000	2,756,844
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	7,217,014
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	553,906
U.S. Treasury Bonds, 2.75%, 11/15/42	2,050,000	2,109,417
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,740,621
U.S. Treasury Bonds, 3.125%, 8/15/44	1,290,000	1,429,783
U.S. Treasury Bonds, 3.00%, 11/15/44	590,000	640,104
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	490,313
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	977,607	1,315,645
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,447,308	1,969,243
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,026,070	2,069,916
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,194,757	1,182,342
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,775,922	3,821,350
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	11,990,456	12,214,342
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,656,304	3,725,715
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,674,498	3,932,572
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,280,530	3,607,559
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	4,608,970	4,687,465
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,388,518	2,579,786
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,371,350	8,986,778
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,625,018	5,896,599
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,074,600	2,093,888
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,552,325	2,580,441
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,713,058	6,749,248
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,364,532	7,562,454
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	6,590,610	6,878,435
U.S. Treasury Inflation Indexed Notes, 2.50%, 1/15/29	12,640,976	16,215,995
U.S. Treasury Inflation Indexed Notes, 3.375%, 4/15/32	396,804	584,387
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	2,619,162	3,111,688
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/45	1,246,263	1,274,498
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	504,375
U.S. Treasury Notes, 1.50%, 6/30/16	2,250,000	2,282,870
U.S. Treasury Notes, 0.875%, 1/31/18	1,750,000	1,744,122
U.S. Treasury Notes, 1.00%, 2/15/18	28,050,000	28,053,282
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	314,391
U.S. Treasury Notes, 1.25%, 11/30/18	4,800,000	4,797,749
U.S. Treasury Notes, 1.625%, 8/31/19	6,700,000	6,756,005
U.S. Treasury Notes, 1.50%, 10/31/19	10,900,000	10,913,625
U.S. Treasury Notes, 1.375%, 2/29/20(2)	5,400,000	5,367,514
U.S. Treasury Notes, 2.00%, 10/31/21	4,100,000	4,151,570
TOTAL U.S. TREASURY SECURITIES (Cost $176,550,757)		184,863,851
CORPORATE BONDS — 8.8%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)	85,000	90,950
Bombardier, Inc., 5.50%, 9/15/18(2)(3)	70,000	70,525
Bombardier, Inc., 5.75%, 3/15/22(3)	130,000	124,800
Bombardier, Inc., 7.50%, 3/15/25(2)(3)	80,000	80,500
KLX, Inc., 5.875%, 12/1/22(3)	75,000	76,781

Lockheed Martin Corp., 4.25%, 11/15/19		220,000	240,037
Raytheon Co., 2.50%, 12/15/22		40,000	39,708
TransDigm, Inc., 6.00%, 7/15/22		140,000	142,450
United Technologies Corp., 6.05%, 6/1/36		140,000	188,102
United Technologies Corp., 4.50%, 6/1/42		160,000	179,046
			1,232,899
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)(3)		80,000	80,300
Auto Components†
Allison Transmission, Inc., 7.125%, 5/15/19(3)		150,000	157,312
American Axle & Manufacturing, Inc., 6.25%, 3/15/21		25,000	26,875
Dana Holding Corp., 6.75%, 2/15/21		40,000	42,600
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20		55,000	58,781
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		150,000	166,500
Tenneco, Inc., 6.875%, 12/15/20		50,000	53,553
UCI International, Inc., 8.625%, 2/15/19		75,000	69,563
			575,184
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(3)		70,000	70,569
American Honda Finance Corp., 2.125%, 10/10/18		150,000	152,010
Daimler Finance North America LLC, 1.30%, 7/31/15(3)		230,000	230,728
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		160,000	163,972
FCA US LLC / CG Co-Issuer, Inc., 8.00%, 6/15/19		300,000	318,426
Ford Motor Co., 4.75%, 1/15/43		90,000	99,582
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		100,000	109,414
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	591,317
General Motors Co., 3.50%, 10/2/18		125,000	129,375
General Motors Co., 4.875%, 10/2/23		140,000	153,239
General Motors Co., 5.00%, 4/1/35		50,000	54,217
General Motors Financial Co., Inc., 3.25%, 5/15/18		175,000	179,156
General Motors Financial Co., Inc., 4.00%, 1/15/25		80,000	82,226
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	100,000	122,506
			2,456,737
Banks — 1.1%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	182,809
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	406,795
Bank of America Corp., 3.75%, 7/12/16		$170,000	175,852
Bank of America Corp., 6.50%, 8/1/16		210,000	225,228
Bank of America Corp., 5.75%, 12/1/17		540,000	597,533
Bank of America Corp., 5.70%, 1/24/22		310,000	361,966
Bank of America Corp., 4.10%, 7/24/23		110,000	118,370
Bank of America Corp., MTN, 4.00%, 4/1/24		90,000	95,200
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	217,748
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	253,583
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	115,805
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,578,488
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	215,961
Barclays Bank plc, 5.14%, 10/14/20		100,000	111,147
Barclays Bank plc, 7.625%, 11/21/22		100,000	114,625

Barclays Bank plc, 3.75%, 5/15/24		200,000	212,069
BB&T Corp., MTN, 3.20%, 3/15/16		260,000	266,148
BB&T Corp., MTN, 2.05%, 6/19/18		100,000	100,967
BPCE SA, 4.625%, 7/18/23	EUR	100,000	134,994
Capital One Financial Corp., 1.00%, 11/6/15		$110,000	110,164
Citigroup, Inc., 4.45%, 1/10/17		50,000	52,740
Citigroup, Inc., 5.50%, 2/15/17		210,000	225,505
Citigroup, Inc., 1.75%, 5/1/18		580,000	577,205
Citigroup, Inc., 4.50%, 1/14/22		580,000	639,648
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,489
Citigroup, Inc., 3.75%, 6/16/24		210,000	218,535
Citigroup, Inc., 6.00%, 10/31/33		110,000	130,290
Citigroup, Inc., 5.30%, 5/6/44		70,000	78,614
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	173,920
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	140,246
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	302,604
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	192,742
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	260,000	327,760
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	170,000	219,068
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	128,110
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	225,975
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	203,122
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	280,000	503,942
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	128,336
Fifth Third Bank, 2.875%, 10/1/21		230,000	233,543
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	80,000	152,183
HSBC Holdings plc, 5.10%, 4/5/21		$170,000	193,285
HSBC Holdings plc, 4.00%, 3/30/22		120,000	129,666
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	123,395
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	365,033
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$145,000	149,594
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	100,000	145,009
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,456,835
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	89,020
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	133,162
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	214,378
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	316,925
KeyCorp, MTN, 2.30%, 12/13/18		230,000	233,526
KFW, 2.00%, 6/1/16		420,000	427,818
KFW, 3.875%, 1/21/19	EUR	130,000	167,900
KFW, 2.00%, 10/4/22		$250,000	251,031
KFW, MTN, 4.625%, 1/4/23	EUR	175,000	262,977
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		$265,000	298,788
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		250,000	289,667
Regions Bank, 6.45%, 6/26/37		125,000	157,244
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		300,000	331,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	156,875
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	320,989
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	124,459

SunTrust Banks, Inc., 3.60%, 4/15/16		$74,000	76,157
U.S. Bancorp, 3.44%, 2/1/16		180,000	183,860
U.S. Bancorp, MTN, 3.00%, 3/15/22		130,000	134,130
U.S. Bancorp, MTN, 2.95%, 7/15/22		60,000	60,572
U.S. Bancorp, MTN, 3.60%, 9/11/24		250,000	260,076
Wells Fargo & Co., 3.68%, 6/15/16		220,000	228,271
Wells Fargo & Co., 4.125%, 8/15/23		300,000	320,529
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,437
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	122,436
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$220,000	246,043
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	209,851
Wells Fargo & Co., MTN, 4.65%, 11/4/44		70,000	75,251
			18,809,718
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		530,000	641,588
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	354,881
Coca-Cola Co. (The), 1.80%, 9/1/16		260,000	264,776
Constellation Brands, Inc., 3.875%, 11/15/19		50,000	52,000
Pernod-Ricard SA, 2.95%, 1/15/17(3)		230,000	236,183
			1,549,428
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		330,000	336,224
Amgen, Inc., 4.10%, 6/15/21		120,000	130,070
Amgen, Inc., 5.375%, 5/15/43		190,000	228,099
Celgene Corp., 3.25%, 8/15/22		160,000	163,681
Celgene Corp., 3.625%, 5/15/24		160,000	167,486
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	111,301
			1,136,861
Building Products†
Masco Corp., 5.95%, 3/15/22		120,000	135,300
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		140,000	150,730
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		540,000	605,168
Dresdner Funding Trust I, 8.15%, 6/30/31(3)		210,000	257,250
Jefferies Group, Inc., 5.125%, 4/13/18		180,000	190,460
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	50,000	102,459
			1,306,067
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		$245,000	251,823
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	203,368
Dow Chemical Co. (The), 4.25%, 11/15/20		180,000	197,396
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		50,000	51,341
Eastman Chemical Co., 2.70%, 1/15/20		180,000	182,597
Eastman Chemical Co., 3.60%, 8/15/22		200,000	207,083
Ecolab, Inc., 4.35%, 12/8/21		60,000	65,821
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	105,625
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20		125,000	120,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		50,000	32,000
Huntsman International LLC, 8.625%, 3/15/21		50,000	54,083

Ineos Finance plc, 7.50%, 5/1/20(3)	125,000	133,125
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	220,844
Mosaic Co. (The), 4.25%, 11/15/23	150,000	162,413
Mosaic Co. (The), 5.625%, 11/15/43	120,000	145,275
WR Grace & Co-Conn, 5.125%, 10/1/21(3)	110,000	114,125
		2,246,919
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,575
ADT Corp. (The), 6.25%, 10/15/21	195,000	211,575
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	117,875
Covanta Holding Corp., 5.875%, 3/1/24	155,000	161,975
Envision Healthcare Corp., 5.125%, 7/1/22(3)	200,000	208,750
Iron Mountain, Inc., 8.375%, 8/15/21	32,000	33,416
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	162,800
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	166,636
Republic Services, Inc., 3.55%, 6/1/22	350,000	364,658
ServiceMaster Co. LLC (The), 8.00%, 2/15/20	65,000	69,063
Waste Management, Inc., 4.10%, 3/1/45	120,000	122,804
		1,651,127
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(3)	465,000	499,875
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	150,937
Avaya, Inc., 7.00%, 4/1/19(3)	145,000	147,175
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	70,730
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	195,445
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	66,138
Crown Castle International Corp., 5.25%, 1/15/23	270,000	286,200
Nokia Oyj, 5.375%, 5/15/19	50,000	55,250
SBA Communications Corp., 5.625%, 10/1/19	125,000	132,187
SBA Communications Corp., 4.875%, 7/15/22(3)	75,000	75,188
		1,679,125
Construction and Engineering†
Tutor Perini Corp., 7.625%, 11/1/18	75,000	78,000
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	89,500
Builders FirstSource, Inc., 7.625%, 6/1/21(3)	75,000	76,125
Building Materials Corp. of America, 6.75%, 5/1/21(3)	115,000	123,912
Covanta Holding Corp., 7.25%, 12/1/20	80,000	86,000
Interline Brands, Inc., PIK, 10.00%, 11/15/18	70,000	73,850
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,625
Nortek, Inc., 8.50%, 4/15/21	225,000	243,000
Owens Corning, 4.20%, 12/15/22	140,000	147,251
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	97,375
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	100,000	110,875
USG Corp., 5.875%, 11/1/21(3)	25,000	26,438
Vulcan Materials Co., 7.00%, 6/15/18	100,000	112,500
		1,240,451
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	278,552

American Express Co., 1.55%, 5/22/18	120,000	119,970
American Express Credit Corp., 1.30%, 7/29/16	220,000	221,218
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(3)	60,000	60,750
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(3)	110,000	98,175
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,513
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	252,273
CIT Group, Inc., 4.25%, 8/15/17	280,000	287,700
CIT Group, Inc., 5.50%, 2/15/19(3)	130,000	139,256
CIT Group, Inc., 3.875%, 2/19/19	120,000	121,785
CIT Group, Inc., 5.00%, 8/15/22	370,000	394,283
CIT Group, Inc., 5.00%, 8/1/23	125,000	132,188
Discover Bank, 2.00%, 2/21/18	250,000	250,697
Equifax, Inc., 3.30%, 12/15/22	170,000	171,485
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	75,000	78,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	74,200
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	34,081
Navient Corp., 5.00%, 10/26/20	100,000	101,750
Navient Corp., 5.50%, 1/25/23	470,000	462,950
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(3)	50,000	52,875
PNC Bank N.A., 6.00%, 12/7/17	640,000	713,524
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	28,375
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	194,850
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	95,000	96,841
		4,617,041
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	179,812
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)	130,000	139,425
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(3)	100,000	101,250
Ball Corp., 5.00%, 3/15/22	125,000	131,250
Ball Corp., 4.00%, 11/15/23	65,000	64,188
Berry Plastics Corp., 9.75%, 1/15/21	75,000	83,813
Berry Plastics Corp., 5.50%, 5/15/22	25,000	26,156
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(3)	150,000	151,875
BWAY Holding Co., 9.125%, 8/15/21(3)	80,000	83,600
Consolidated Container Co., 10.125%, 7/15/20(3)	230,000	198,950
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	155,000	159,263
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	100,000	106,250
Rock-Tenn Co., 3.50%, 3/1/20	170,000	173,295
Sealed Air Corp., 5.125%, 12/1/24(3)	100,000	104,750
		1,703,877
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	55,000	54,869
Catholic Health Initiatives, 2.95%, 11/1/22	130,000	128,553
Johns Hopkins University, 4.08%, 7/1/53	50,000	53,161
Laureate Education, Inc., 10.00%, 9/1/19(3)	125,000	120,000
Service Corp. International/US, 5.375%, 1/15/22	75,000	79,125
		435,708
Diversified Financial Services — 0.5%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	50,000

Ally Financial, Inc., 5.50%, 2/15/17		125,000	131,339
Ally Financial, Inc., 6.25%, 12/1/17		150,000	162,375
Ally Financial, Inc., 4.75%, 9/10/18		150,000	156,375
Ally Financial, Inc., 3.50%, 1/27/19		195,000	195,975
Ally Financial, Inc., 8.00%, 3/15/20		145,000	174,000
Ally Financial, Inc., 8.00%, 11/1/31		75,000	97,031
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	100,705
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$125,000	132,578
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(3)		125,000	133,438
DFC Finance Corp., 10.50%, 6/15/20(3)		30,000	24,900
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	207,469
General Electric Capital Corp., 4.375%, 9/16/20		$900,000	1,000,805
General Electric Capital Corp., MTN, 5.625%, 9/15/17		710,000	787,572
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	458,410
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	597,279
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	678,814
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	211,715
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	337,335
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	99,865
HUB International Ltd., 7.875%, 10/1/21(3)		75,000	77,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	96,638
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	84,400
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(3)		75,000	74,625
Morgan Stanley, 3.70%, 10/23/24		50,000	51,725
Morgan Stanley, 5.00%, 11/24/25		520,000	573,825
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	637,441
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	874,951
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	142,496
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)		$240,000	256,800
Societe Generale SA, VRN, 5.92%, 4/5/17(3)		105,000	109,935
UBS AG, 7.625%, 8/17/22		175,000	213,209
UBS AG (Stamford Branch), 5.875%, 12/20/17		297,000	331,800
UPCB Finance III Ltd., 6.625%, 7/1/20(3)		160,000	167,800
			9,430,875
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21		100,000	104,985
AT&T, Inc., 2.625%, 12/1/22		170,000	164,315
AT&T, Inc., 6.55%, 2/15/39		290,000	352,808
AT&T, Inc., 4.30%, 12/15/42		210,000	197,813
British Telecommunications plc, 5.95%, 1/15/18		420,000	468,833
CenturyLink, Inc., 5.625%, 4/1/20		420,000	450,975
CenturyLink, Inc., 7.65%, 3/15/42		100,000	103,500
Cincinnati Bell, Inc., 8.75%, 3/15/18		48,000	49,152
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		250,000	254,803
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		240,000	279,497
Frontier Communications Corp., 7.125%, 3/15/19		220,000	241,450
Frontier Communications Corp., 8.50%, 4/15/20		50,000	56,750
Frontier Communications Corp., 7.125%, 1/15/23		125,000	131,094
Frontier Communications Corp., 6.875%, 1/15/25		140,000	140,700

Hughes Satellite Systems Corp., 6.50%, 6/15/19		105,000	115,238
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	51,010
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		325,000	337,594
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	182,438
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		45,000	44,213
Intelsat Luxembourg SA, 7.75%, 6/1/21		145,000	134,850
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	42,075
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	135,026
Level 3 Financing, Inc., 8.625%, 7/15/20		350,000	383,250
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	41,588
Orange SA, 4.125%, 9/14/21		180,000	196,630
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	121,921
Softbank Corp., 4.50%, 4/15/20(3)		$120,000	122,400
Sprint Capital Corp., 6.90%, 5/1/19		250,000	260,000
Sprint Capital Corp., 8.75%, 3/15/32		105,000	111,431
Telecom Italia Capital SA, 7.00%, 6/4/18		205,000	231,137
Telecom Italia Capital SA, 6.375%, 11/15/33		347,000	372,157
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	145,000
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	85,741
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	130,958
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	583,180
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	145,842
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	436,183
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	823,635
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	105,216
Verizon Communications, Inc., 6.55%, 9/15/43		146,000	192,399
Verizon Communications, Inc., 4.86%, 8/21/46(3)		90,000	95,851
Verizon Communications, Inc., 5.01%, 8/21/54(3)		144,000	151,097
Virgin Media Finance plc, 5.75%, 1/15/25(3)		210,000	223,387
Windstream Corp., 7.875%, 11/1/17		20,000	21,725
Windstream Corp., 7.75%, 10/15/20		120,000	124,764
Windstream Corp., 6.375%, 8/1/23		100,000	92,375
			9,236,986
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		335,000	329,975
Atlantic Power Corp., 9.00%, 11/15/18		340,000	355,300
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	119,922
			805,197
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20		$100,000	109,250
Sanmina Corp., 4.375%, 6/1/19(3)		213,000	216,129
Viasystems, Inc., 7.875%, 5/1/19(3)		50,000	53,000
			378,379
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		215,000	170,925
Ensco plc, 4.70%, 3/15/21		300,000	308,590
FTS International, Inc., 6.25%, 5/1/22(3)		120,000	94,800
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	128,250
Offshore Group Investment Ltd., 7.125%, 4/1/23		100,000	65,750

Pacific Drilling SA, 5.375%, 6/1/20(3)		50,000	40,281
Paragon Offshore plc, 7.25%, 8/15/24(3)		90,000	36,675
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)		100,000	92,250
Precision Drilling Corp. Co., 5.25%, 11/15/24(3)		105,000	90,300
Schlumberger Investment SA, 3.65%, 12/1/23		170,000	182,029
SESI LLC, 6.375%, 5/1/19		50,000	50,500
Weatherford International Ltd., 4.50%, 4/15/22		150,000	136,515
			1,396,865
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)(3)		95,000	98,562
Food and Staples Retailing — 0.1%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(3)		27,000	29,228
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(3)		40,000	39,700
Delhaize Group SA, 5.70%, 10/1/40		90,000	98,142
Dollar General Corp., 3.25%, 4/15/23		120,000	116,044
Kroger Co. (The), 6.40%, 8/15/17		320,000	357,111
Kroger Co. (The), 3.30%, 1/15/21		190,000	197,544
Rite Aid Corp., 9.25%, 3/15/20		170,000	188,700
Rite Aid Corp., 6.75%, 6/15/21		85,000	90,737
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	82,000
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	100,000	112,706
Tesco plc, 6.15%, 11/15/37(3)		$80,000	85,501
Wal-Mart Stores, Inc., 2.55%, 4/11/23		280,000	281,709
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	441,389
			2,120,511
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		70,000	73,500
Big Heart Pet Brands, 7.625%, 2/15/19		145,000	148,154
HJ Heinz Co., 4.25%, 10/15/20		170,000	172,762
HJ Heinz Co., 4.875%, 2/15/25(3)		295,000	297,212
JBS Investments GmbH, 7.25%, 4/3/24(3)		70,000	71,575
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)		90,000	95,850
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(3)		70,000	73,983
Kellogg Co., 4.45%, 5/30/16		500,000	521,358
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	97,842
Mondelez International, Inc., 4.00%, 2/1/24		220,000	238,693
Mondelez International, Inc., 6.50%, 2/9/40		77,000	107,272
NBTY, Inc., 9.00%, 10/1/18		75,000	78,938
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		75,000	75,563
Post Holdings, Inc., 7.375%, 2/15/22		160,000	167,200
Smithfield Foods, Inc., 6.625%, 8/15/22		80,000	87,300
Tyson Foods, Inc., 4.50%, 6/15/22		160,000	176,132
			2,483,334
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	70,525
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		150,000	172,611
Enbridge Energy Partners LP, 6.50%, 4/15/18		240,000	268,904
Enbridge, Inc., 4.50%, 6/10/44		120,000	112,309
Energy Transfer Equity LP, 5.875%, 1/15/24		70,000	75,250

Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	209,389
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	88,196
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	169,485
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	120,105
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	380,900
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	401,595
Genesis Energy LP, 5.625%, 6/15/24	130,000	121,550
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	41,082
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	350,210
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	360,000	394,888
Kinder Morgan, Inc., 4.30%, 6/1/25	70,000	73,277
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	235,293
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	91,388
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	173,595
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 7/15/23	50,000	50,469
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	110,000	113,575
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	150,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	280,490
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	131,250
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	120,000	123,300
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	355,000	373,638
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	102,875
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	132,031
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	190,000	195,225
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	259,033
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(3)	70,000	73,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	59,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	204,000	202,980
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(3)	100,000	106,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(3)	100,000	106,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	176,477
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	121,741
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	76,560
Williams Partners LP, 4.125%, 11/15/20	220,000	230,419
Williams Partners LP, 5.10%, 9/15/45(2)	100,000	99,770
Williams Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	75,000	78,609
Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	100,000	107,172
		6,901,229
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	62,700
Alere, Inc., 6.50%, 6/15/20	100,000	104,000
Baxter International, Inc., 3.20%, 6/15/23	90,000	91,217
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	125,941
Crimson Merger Sub, Inc., 6.625%, 5/15/22(3)	40,000	37,150
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	51,500
Hospira, Inc., 5.60%, 9/15/40	70,000	86,844
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	200,000	219,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	50,000	55,500
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	157,200

Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	70,000	74,113
Medtronic, Inc., 2.50%, 3/15/20(3)	120,000	122,119
Medtronic, Inc., 2.75%, 4/1/23	50,000	50,003
Medtronic, Inc., 3.50%, 3/15/25(3)	160,000	167,393
Medtronic, Inc., 4.375%, 3/15/35(3)	130,000	142,050
		1,546,980
Health Care Providers and Services — 0.3%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	20,550
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	136,350
Acadia Healthcare Co., Inc., 5.625%, 2/15/23(3)	40,000	41,500
Aetna, Inc., 2.75%, 11/15/22	160,000	160,600
Amsurg Corp., 5.625%, 7/15/22	195,000	207,187
Capella Healthcare, Inc., 9.25%, 7/1/17	100,000	104,188
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	125,000	129,688
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	166,431
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	64,200
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	270,000	288,900
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	74,135
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	129,900
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	210,000	218,269
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	308,161
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	264,410
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	145,000	163,487
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(3)	100,000	106,750
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	160,860
HCA, Inc., 3.75%, 3/15/19	80,000	81,900
HCA, Inc., 4.25%, 10/15/19	125,000	129,531
HCA, Inc., 6.50%, 2/15/20	150,000	171,000
HCA, Inc., 7.50%, 2/15/22	220,000	260,150
HCA, Inc., 5.875%, 3/15/22	75,000	84,488
HCA, Inc., 4.75%, 5/1/23	195,000	206,193
HCA, Inc., 5.375%, 2/1/25	95,000	101,175
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	240,062
Kindred Healthcare, Inc., 8.00%, 1/15/20(3)	145,000	158,775
Kindred Healthcare, Inc., 6.375%, 4/15/22	40,000	40,200
LifePoint Hospitals, Inc., 5.50%, 12/1/21	175,000	186,812
NYU Hospitals Center, 4.43%, 7/1/42	110,000	111,449
Tenet Healthcare Corp., 5.00%, 3/1/19(3)	120,000	120,900
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	180,625
Tenet Healthcare Corp., 6.00%, 10/1/20	205,000	223,706
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,350
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	221,325
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	133,011
Universal Health Services, Inc., 4.75%, 8/1/22(3)	150,000	157,500
		5,594,718
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	160,000	167,200
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	72,375
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	73,500

CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	24,375
Felcor Lodging LP, 5.625%, 3/1/23	100,000	103,870
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	125,000	131,094
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	260,000	277,225
MGM Resorts International, 8.625%, 2/1/19	80,000	92,400
MGM Resorts International, 5.25%, 3/31/20	150,000	153,375
MGM Resorts International, 6.00%, 3/15/23	100,000	104,500
Pinnacle Entertainment, 7.50%, 4/15/21	180,000	191,475
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	91,587
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	34,875
Scientific Games International, Inc., 7.00%, 1/1/22(3)	50,000	51,750
Scientific Games International, Inc., 10.00%, 12/1/22(3)	115,000	112,844
Station Casinos LLC, 7.50%, 3/1/21	460,000	496,800
Wynn Macau Ltd., 5.25%, 10/15/21(3)	200,000	197,500
		2,376,745
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	20,134
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	130,000
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,150
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	460,000	433,837
KB Home, 4.75%, 5/15/19	35,000	33,994
KB Home, 8.00%, 3/15/20	50,000	53,250
Meritage Homes Corp., 7.00%, 4/1/22	125,000	133,750
Standard Pacific Corp., 8.375%, 5/15/18	355,000	408,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(3)	195,000	191,587
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	55,000	58,575
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	103,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	194,650
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(3)	200,000	201,000
WCI Communities, Inc., 6.875%, 8/15/21	160,000	164,000
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	135,625
		2,291,802
Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	41,700
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	175,000	184,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	105,000	111,668
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	134,531
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	160,000	166,600
Spectrum Brands, Inc., 6.75%, 3/15/20	125,000	131,875
Spectrum Brands, Inc., 6.375%, 11/15/20	255,000	276,037
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	143,000
		1,189,599
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(3)	90,000	77,400
General Electric Co., 5.25%, 12/6/17	550,000	610,399
General Electric Co., 4.125%, 10/9/42	150,000	160,831
HD Supply, Inc., 7.50%, 7/15/20	285,000	306,375
HD Supply, Inc., 5.25%, 12/15/21(3)	100,000	104,125
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	150,000	152,353

Jack Cooper Holdings Corp., 9.25%, 6/1/20(3)		75,000	77,625
Schaeffler Finance BV, 7.75%, 2/15/17(3)		125,000	138,760
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		100,000	99,000
			1,726,868
Insurance — 0.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(3)		150,000	159,000
Aircastle Ltd., 6.75%, 4/15/17		130,000	141,050
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	66,805
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	132,792
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	108,288
American International Group, Inc., 4.875%, 6/1/22		540,000	618,136
American International Group, Inc., 4.50%, 7/16/44		110,000	117,962
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	347,715
American International Group, Inc., VRN, 8.18%, 5/15/38		195,000	271,050
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	100,000	129,063
AXA SA, 7.125%, 12/15/20	GBP	80,000	150,661
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	201,264
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	114,085
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	194,691
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	120,505
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		$140,000	91,350
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22		150,000	172,829
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	75,663
International Lease Finance Corp., 8.75%, 3/15/17		215,000	240,520
International Lease Finance Corp., 6.25%, 5/15/19		135,000	151,706
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		50,000	55,307
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		190,000	204,685
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)		175,000	179,156
Lincoln National Corp., 6.25%, 2/15/20		300,000	349,475
Markel Corp., 4.90%, 7/1/22		200,000	221,155
Markel Corp., 3.625%, 3/30/23		80,000	82,262
MetLife, Inc., 4.125%, 8/13/42		90,000	93,627
MetLife, Inc., 4.875%, 11/13/43		50,000	58,229
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		250,000	254,308
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, 2/15/18(3)		125,000	132,812
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	80,966
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		160,000	183,642
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		100,000	120,701
Prudential Financial, Inc., MTN, 4.60%, 5/15/44		165,000	176,330
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)		200,000	210,400
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		110,000	116,430
Travelers Cos., Inc. (The), 4.60%, 8/1/43		110,000	126,260
USI Inc./NY, 7.75%, 1/15/21(3)		50,000	51,125
Voya Financial, Inc., 5.50%, 7/15/22		200,000	231,462
Voya Financial, Inc., 5.70%, 7/15/43		150,000	185,791
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	130,313
WR Berkley Corp., 4.625%, 3/15/22		130,000	140,997
WR Berkley Corp., 4.75%, 8/1/44		80,000	85,627
			7,076,195

Internet Software and Services†
Alibaba Group Holding Ltd., 3.125%, 11/28/21(3)	200,000	201,228
Equinix, Inc., 4.875%, 4/1/20	50,000	52,250
Equinix, Inc., 5.375%, 4/1/23	75,000	78,797
IAC/InterActiveCorp, 4.75%, 12/15/22	75,000	74,625
Netflix, Inc., 5.375%, 2/1/21	40,000	41,300
Netflix, Inc., 5.75%, 3/1/24(3)	175,000	182,000
VeriSign, Inc., 4.625%, 5/1/23	40,000	40,200
		670,400
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(3)	100,000	106,750
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23(2)	70,000	70,525
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	75,000	78,188
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	120,377
First Data Corp., 7.375%, 6/15/19(3)	255,000	268,464
First Data Corp., 8.875%, 8/15/20(3)	110,000	118,250
First Data Corp., 8.25%, 1/15/21(3)	545,000	587,237
First Data Corp., 12.625%, 1/15/21	60,000	71,880
First Data Corp., 11.75%, 8/15/21	214,000	250,380
SunGard Data Systems, Inc., 7.375%, 11/15/18	67,000	69,848
Xerox Corp., 2.95%, 3/15/17	90,000	92,761
		1,834,660
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	220,156
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	193,606
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	140,000	166,563
		580,325
Machinery — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	175,000	196,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	200,000	203,886
Deere & Co., 5.375%, 10/16/29	410,000	503,797
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	140,744
Navistar International Corp., 8.25%, 11/1/21	100,000	100,875
Terex Corp., 6.50%, 4/1/20	50,000	52,750
Terex Corp., 6.00%, 5/15/21	50,000	51,563
		1,249,615
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	330,000	318,450
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	50,000	43,250
		361,700
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	364,645
21st Century Fox America, Inc., 4.75%, 9/15/44	110,000	124,608
Altice Financing SA, 6.50%, 1/15/22(3)	90,000	93,375
Altice Financing SA, 6.625%, 2/15/23(3)	90,000	94,163
Altice Finco SA, 7.625%, 2/15/25(3)	115,000	119,946
Altice SA, 7.75%, 5/15/22(3)	110,000	113,850
Altice SA, 7.625%, 2/15/25(3)	90,000	93,038
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	110,500

Cablevision Systems Corp., 5.875%, 9/15/22	155,000	161,006
CBS Corp., 3.50%, 1/15/25	150,000	151,293
CBS Corp., 4.85%, 7/1/42	70,000	73,400
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	145,000	155,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	330,000	338,662
CCOH Safari LLC, 5.50%, 12/1/22	250,000	259,063
CCOH Safari LLC, 5.75%, 12/1/24	270,000	280,125
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(3)	60,000	60,150
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,722
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	292,187
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	40,000	42,160
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	63,150
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	110,000	116,600
Comcast Corp., 5.90%, 3/15/16	720,000	758,860
Comcast Corp., 6.40%, 5/15/38	230,000	315,722
Comcast Corp., 4.75%, 3/1/44	150,000	175,059
CSC Holdings LLC, 7.625%, 7/15/18	150,000	170,063
CSC Holdings LLC, 6.75%, 11/15/21	125,000	141,719
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	104,375
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	160,000	177,633
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	120,000	128,322
Discovery Communications LLC, 5.625%, 8/15/19	130,000	147,947
Discovery Communications LLC, 3.25%, 4/1/23	100,000	99,337
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,413
DISH DBS Corp., 6.75%, 6/1/21	270,000	288,562
DISH DBS Corp., 5.00%, 3/15/23	100,000	96,438
DISH DBS Corp., 5.875%, 11/15/24	100,000	99,750
Embarq Corp., 8.00%, 6/1/36	120,000	140,700
Gannett Co., Inc., 5.50%, 9/15/24(3)	140,000	145,950
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,375
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	125,938
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	123,698	102,824
Lamar Media Corp., 5.875%, 2/1/22	120,000	128,100
Lamar Media Corp., 5.00%, 5/1/23	150,000	154,125
McClatchy Co. (The), 9.00%, 12/15/22	50,000	51,000
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	108,500
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	172,810
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	288,971
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	354,081
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	116,280
Numericable-SFR, 6.00%, 5/15/22(3)	390,000	397,312
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	31,646
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,250
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	32,480
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	145,425
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	135,625
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	100,000	101,726
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	81,400

Sirius XM Radio, Inc., 4.25%, 5/15/20(3)		75,000	74,813
Sirius XM Radio, Inc., 5.875%, 10/1/20(3)		125,000	131,953
Sirius XM Radio, Inc., 5.75%, 8/1/21(3)		125,000	131,875
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		95,000	101,175
Time Warner Cable, Inc., 6.75%, 7/1/18		240,000	275,921
Time Warner Cable, Inc., 5.50%, 9/1/41		80,000	88,284
Time Warner Cable, Inc., 4.50%, 9/15/42		90,000	90,355
Time Warner, Inc., 7.70%, 5/1/32		390,000	561,445
Time Warner, Inc., 5.35%, 12/15/43		120,000	141,239
Unitymedia KabelBW GmbH, 6.125%, 1/15/25(3)		95,000	101,056
Univision Communications, Inc., 8.50%, 5/15/21(3)		120,000	129,300
Viacom, Inc., 4.50%, 3/1/21		40,000	43,272
Viacom, Inc., 3.125%, 6/15/22		100,000	99,038
Videotron Ltee, 5.00%, 7/15/22		125,000	130,625
Visant Corp., 10.00%, 10/1/17		150,000	136,125
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		160,000	159,726
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		100,000	109,925
Wind Acquisition Finance SA, 4.75%, 7/15/20(3)		130,000	131,625
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)		100,000	104,500
WMG Acquisition Corp., 5.625%, 4/15/22(3)		150,000	150,375
Ziggo Bond Finance BV, 5.875%, 1/15/25(3)		90,000	94,500
			12,092,863
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20		50,000	45,625
Alcoa, Inc., 5.40%, 4/15/21		100,000	109,979
Alcoa, Inc., 5.125%, 10/1/24		95,000	103,529
Alcoa, Inc., 5.95%, 2/1/37		60,000	64,854
Aleris International, Inc., 7.625%, 2/15/18		47,000	47,059
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20		150,000	165,923
ArcelorMittal, 5.25%, 2/25/17		240,000	252,480
ArcelorMittal, 6.125%, 6/1/18		210,000	227,824
ArcelorMittal, 6.25%, 3/1/21		100,000	109,375
ArcelorMittal, 7.50%, 3/1/41		305,000	322,537
Barrick North America Finance LLC, 4.40%, 5/30/21		240,000	250,113
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	74,845
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	209,836
Cliffs Natural Resources, Inc., 4.875%, 4/1/21		85,000	63,750
First Quantum Minerals Ltd., 6.75%, 2/15/20(3)		45,000	42,075
First Quantum Minerals Ltd., 7.00%, 2/15/21(3)		50,000	46,750
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		160,000	148,200
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(3)		44,444	44,667
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(3)		195,000	185,006
Freeport-McMoRan, Inc., 4.55%, 11/14/24		70,000	66,237
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		130,000	139,824
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	114,196
Newmont Mining Corp., 6.25%, 10/1/39		$80,000	84,519
Southern Copper Corp., 5.25%, 11/8/42		60,000	54,521
Steel Dynamics, Inc., 6.125%, 8/15/19		50,000	53,875
Steel Dynamics, Inc., 7.625%, 3/15/20		50,000	52,250

Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	103,500
Teck Resources Ltd., 3.15%, 1/15/17		160,000	162,753
United States Steel Corp., 7.375%, 4/1/20		40,000	42,750
Vale Overseas Ltd., 5.625%, 9/15/19		300,000	325,962
Vale Overseas Ltd., 4.625%, 9/15/20		120,000	123,050
Vale SA, 5.625%, 9/11/42		40,000	35,928
			3,873,792
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	146,389
Calpine Corp., 5.375%, 1/15/23		180,000	183,600
Calpine Corp., 5.875%, 1/15/24(3)		50,000	54,500
Calpine Corp., 5.75%, 1/15/25		205,000	209,869
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	29,949
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	103,539
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	224,500
Consumers Energy Co., 2.85%, 5/15/22		50,000	51,065
Consumers Energy Co., 3.375%, 8/15/23		180,000	190,529
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	413,573
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	139,961
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	145,672
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	79,969
Duke Energy Corp., 3.55%, 9/15/21		120,000	127,339
Duke Energy Florida, Inc., 6.35%, 9/15/37		270,000	385,789
Duke Energy Florida, Inc., 3.85%, 11/15/42		130,000	136,251
Duke Energy Progress, Inc., 4.15%, 12/1/44		120,000	133,986
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/1/19(3)		100,000	104,750
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.375%, 11/1/22(3)		415,000	439,900
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.625%, 11/1/24(3)		115,000	122,187
Edison International, 3.75%, 9/15/17		200,000	211,944
Exelon Generation Co. LLC, 4.25%, 6/15/22		120,000	126,018
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	92,290
GDF Suez, VRN, 4.75%, 7/10/21	EUR	100,000	128,758
GenOn Energy, Inc., 9.50%, 10/15/18		$165,000	170,569
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	81,600
Georgia Power Co., 4.30%, 3/15/42		60,000	66,174
IPALCO Enterprises, Inc., 5.00%, 5/1/18		197,000	211,282
Nisource Finance Corp., 4.45%, 12/1/21		100,000	108,676
Nisource Finance Corp., 5.65%, 2/1/45		110,000	140,428
NRG Energy, Inc., 7.625%, 1/15/18		310,000	344,875
NRG Energy, Inc., 6.25%, 7/15/22		50,000	52,375
NRG Energy, Inc., 6.25%, 5/1/24		120,000	123,000
PacifiCorp, 6.00%, 1/15/39		110,000	150,191
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	126,694
Progress Energy, Inc., 3.15%, 4/1/22		110,000	113,281
Public Service Company of Colorado, 4.75%, 8/15/41		70,000	84,537
RJS Power Holdings LLC, 5.125%, 7/15/19(3)		80,000	79,200
Sempra Energy, 6.50%, 6/1/16		170,000	181,810
Sempra Energy, 2.875%, 10/1/22		220,000	220,756
Southern Power Co., 5.15%, 9/15/41		60,000	71,164

Teco Finance, Inc., 6.75%, 5/1/15	40,000	40,397
Virginia Electric and Power Co., 4.45%, 2/15/44	70,000	80,301
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	58,082
		6,487,719
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	60,000	48,750
J.C. Penney Corp., Inc., 5.75%, 2/15/18	25,000	23,813
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	400,000	413,060
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	170,000	179,562
Target Corp., 4.00%, 7/1/42	240,000	252,949
		918,134
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	38,438
Alpha Natural Resources, Inc., 7.50%, 8/1/20(3)	20,000	8,950
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	128,700
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	131,250
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	75,114
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	153,711
Antero Resources Corp., 5.125%, 12/1/22(3)	180,000	178,200
Apache Corp., 4.75%, 4/15/43	70,000	73,720
BP Capital Markets plc, 4.50%, 10/1/20	150,000	165,864
California Resources Corp., 5.50%, 9/15/21(3)	245,000	224,788
California Resources Corp., 6.00%, 11/15/24(3)	200,000	178,875
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	145,000	148,806
Chesapeake Energy Corp., 6.625%, 8/15/20	215,000	234,887
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	101,750
Chesapeake Energy Corp., 4.875%, 4/15/22	120,000	119,100
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	78,656
Chevron Corp., 2.43%, 6/24/20	80,000	82,074
Cimarex Energy Co., 5.875%, 5/1/22	70,000	74,550
Cimarex Energy Co., 4.375%, 6/1/24	120,000	118,500
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	160,269
Concho Resources, Inc., 5.50%, 10/1/22	200,000	208,000
Concho Resources, Inc., 5.50%, 4/1/23	195,000	202,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	109,727
CONSOL Energy, Inc., 8.25%, 4/1/20	150,000	156,938
Continental Resources, Inc., 3.80%, 6/1/24	180,000	168,485
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	56,400
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	112,656
Ecopetrol SA, 4.125%, 1/16/25	80,000	76,336
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	50,000	36,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	107,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(3)	100,000	50,500
EOG Resources, Inc., 5.625%, 6/1/19	380,000	430,436
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,643
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	265,000	284,212
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	91,800
Halcon Resources Corp., 8.875%, 5/15/21	185,000	141,525
Hess Corp., 6.00%, 1/15/40	90,000	105,215

Laredo Petroleum, Inc., 5.625%, 1/15/22		75,000	72,375
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19		110,000	96,800
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20		155,000	141,050
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21		80,000	67,600
Marathon Petroleum Corp., 3.50%, 3/1/16		70,000	71,616
MEG Energy Corp., 6.50%, 3/15/21(3)		50,000	48,625
MEG Energy Corp., 7.00%, 3/31/24(3)		150,000	146,813
Newfield Exploration Co., 5.75%, 1/30/22		70,000	73,675
Newfield Exploration Co., 5.625%, 7/1/24		90,000	94,275
Noble Energy, Inc., 4.15%, 12/15/21		300,000	321,051
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20		50,000	53,250
Peabody Energy Corp., 7.375%, 11/1/16		50,000	52,750
Peabody Energy Corp., 6.00%, 11/15/18		250,000	228,750
Peabody Energy Corp., 6.50%, 9/15/20		50,000	42,563
Peabody Energy Corp., 6.25%, 11/15/21		135,000	111,881
Pemex Project Funding Master Trust, 6.625%, 6/15/35		70,000	80,896
Petro-Canada, 6.80%, 5/15/38		160,000	214,754
Petrobras Global Finance BV, 5.75%, 1/20/20		390,000	360,738
Petrobras Global Finance BV, 5.375%, 1/27/21		190,000	171,908
Petrobras Global Finance BV, 5.625%, 5/20/43		60,000	48,450
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	216,125
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	42,600
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	68,754
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	234,600
Phillips 66, 4.30%, 4/1/22		260,000	284,361
Phillips 66, 4.65%, 11/15/34		160,000	172,721
QEP Resources, Inc., 5.375%, 10/1/22		415,000	411,887
QEP Resources, Inc., 5.25%, 5/1/23		125,000	122,969
Range Resources Corp., 5.75%, 6/1/21		110,000	116,325
Range Resources Corp., 5.00%, 8/15/22		160,000	164,400
Rice Energy, Inc., 6.25%, 5/1/22		65,000	63,700
Rosetta Resources, Inc., 5.875%, 6/1/22		95,000	91,675
Sabine Pass LNG LP, 7.50%, 11/30/16		240,000	255,000
Sabine Pass LNG LP, 6.50%, 11/1/20		30,000	31,125
Samson Investment Co., 9.75%, 2/15/20		215,000	74,175
Sanchez Energy Corp., 6.125%, 1/15/23(3)		90,000	83,025
SandRidge Energy, Inc., 7.50%, 3/15/21		315,000	231,525
SandRidge Energy, Inc., 7.50%, 2/15/23		60,000	43,650
Shell International Finance BV, 2.375%, 8/21/22		280,000	278,591
Shell International Finance BV, 3.625%, 8/21/42		65,000	64,665
Shell International Finance BV, 4.55%, 8/12/43		120,000	137,735
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	118,313
SM Energy Co., 5.00%, 1/15/24		$80,000	78,000
Statoil ASA, 2.45%, 1/17/23		230,000	227,328
Statoil ASA, 3.95%, 5/15/43		50,000	51,732
Statoil ASA, 4.80%, 11/8/43		130,000	153,728
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24		100,000	102,250
Talisman Energy, Inc., 7.75%, 6/1/19		125,000	145,078
Tesoro Corp., 4.25%, 10/1/17		100,000	104,500

Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	109,801
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	123,903
Total Capital SA, 2.125%, 8/10/18		$150,000	153,188
Venoco, Inc., 8.875%, 2/15/19		40,000	23,350
Whiting Petroleum Corp., 5.75%, 3/15/21		150,000	148,313
WPX Energy, Inc., 5.25%, 1/15/17		135,000	138,375
			12,321,662
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		220,000	222,017
International Paper Co., 6.00%, 11/15/41		100,000	118,617
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)		200,000	208,000
			548,634
Personal Products†
Avon Products, Inc., 5.00%, 3/15/23		95,000	86,545
Procter & Gamble Co. (The), 3.15%, 9/1/15		668,000	677,352
			763,897
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		170,000	171,413
AbbVie, Inc., 2.90%, 11/6/22		210,000	210,439
AbbVie, Inc., 4.40%, 11/6/42		240,000	253,691
Actavis Funding SCS, 3.85%, 6/15/24		100,000	101,957
Actavis, Inc., 1.875%, 10/1/17		220,000	219,742
Actavis, Inc., 3.25%, 10/1/22		170,000	168,317
Actavis, Inc., 4.625%, 10/1/42		70,000	70,108
Bristol-Myers Squibb Co., 3.25%, 8/1/42		100,000	90,685
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(3)		95,000	100,344
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(3)		35,000	37,144
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(3)		60,000	64,725
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(3)		120,000	122,400
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 2/1/25(3)		95,000	101,056
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		280,000	284,936
Merck & Co., Inc., 2.40%, 9/15/22		180,000	179,579
Mylan, Inc., 5.40%, 11/29/43		50,000	57,195
Perrigo Finance plc, 3.90%, 12/15/24		200,000	207,680
Roche Holdings, Inc., 6.00%, 3/1/19(3)		116,000	134,305
Sanofi, 4.00%, 3/29/21		143,000	157,028
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(3)		160,000	170,400
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(3)		50,000	52,813
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)		225,000	237,656
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(3)		85,000	92,544
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(3)		120,000	126,450
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(3)		225,000	239,906
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)		80,000	80,900
			3,733,413
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		170,000	185,786
Corrections Corp. of America, 4.125%, 4/1/20		110,000	111,650
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		75,000	76,875
DDR Corp., 3.625%, 2/1/25		130,000	130,328

DuPont Fabros Technology LP, 5.875%, 9/15/21		25,000	26,250
Essex Portfolio LP, 3.625%, 8/15/22		100,000	102,691
Essex Portfolio LP, 3.375%, 1/15/23		80,000	80,272
Essex Portfolio LP, 3.25%, 5/1/23		50,000	49,157
HCP, Inc., 3.75%, 2/1/16		210,000	215,529
Health Care REIT, Inc., 2.25%, 3/15/18		60,000	60,531
Health Care REIT, Inc., 3.75%, 3/15/23		160,000	164,919
Hospitality Properties Trust, 4.65%, 3/15/24		350,000	361,837
Hospitality Properties Trust, 4.50%, 3/15/25		130,000	134,024
Host Hotels & Resorts LP, 3.75%, 10/15/23		100,000	101,046
iStar Financial, Inc., 5.00%, 7/1/19		100,000	100,500
Kilroy Realty LP, 3.80%, 1/15/23		220,000	225,732
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21		140,000	151,725
Omega Healthcare Investors, Inc., 5.875%, 3/15/24		50,000	53,875
Realty Income Corp., 4.125%, 10/15/26		80,000	84,277
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	76,687
Senior Housing Properties Trust, 4.75%, 5/1/24		180,000	186,777
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15		200,000	203,612
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		90,000	98,536
			2,982,616
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23		125,000	131,875
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)		160,000	163,600
			295,475
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		265,000	280,127
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		100,000	115,986
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		50,000	57,331
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	172,372
CSX Corp., 4.25%, 6/1/21		140,000	153,411
CSX Corp., 3.40%, 8/1/24		200,000	208,172
Firstgroup plc, 6.125%, 1/18/19	GBP	50,000	86,251
Norfolk Southern Corp., 5.75%, 4/1/18		$40,000	44,887
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,919
Union Pacific Corp., 4.00%, 2/1/21		100,000	110,545
Union Pacific Corp., 4.75%, 9/15/41		220,000	256,165
			1,558,166
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	29,775
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	69,563
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	78,187
Freescale Semiconductor, Inc., 6.00%, 1/15/22(3)		345,000	372,600
Intel Corp., 1.35%, 12/15/17		170,000	171,059
Micron Technology, Inc., 5.25%, 8/1/23(3)		45,000	46,238
Micron Technology, Inc., 5.50%, 2/1/25(3)		125,000	128,437
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(3)		50,000	53,500
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(3)		50,000	53,625
			1,002,984

Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	25,000	26,813
BMC Software Finance, Inc., 8.125%, 7/15/21(3)	25,000	23,469
Infor US, Inc., 9.375%, 4/1/19	125,000	134,562
Intuit, Inc., 5.75%, 3/15/17	571,000	620,892
Microsoft Corp., 2.375%, 5/1/23	90,000	89,574
Microsoft Corp., 2.70%, 2/12/25	170,000	170,954
Nuance Communications, Inc., 5.375%, 8/15/20(3)	100,000	103,000
Oracle Corp., 2.50%, 10/15/22	310,000	310,336
Oracle Corp., 3.625%, 7/15/23	280,000	301,572
Oracle Corp., 3.40%, 7/8/24	140,000	148,156
Sabre GLBL, Inc., 8.50%, 5/15/19(3)	75,000	80,906
		2,010,234
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	105,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	100,000	102,500
Claire's Stores, Inc., 9.00%, 3/15/19(3)	40,000	37,750
Hertz Corp. (The), 6.75%, 4/15/19	125,000	129,688
Hertz Corp. (The), 5.875%, 10/15/20	50,000	51,875
Hertz Corp. (The), 7.375%, 1/15/21	200,000	211,500
Hertz Corp. (The), 6.25%, 10/15/22	75,000	78,375
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	348,566
Michaels Stores, Inc., 5.875%, 12/15/20(3)	70,000	72,450
Party City Holdings, Inc., 8.875%, 8/1/20	100,000	109,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	150,000	157,500
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	66,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	155,512
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,938
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	87,800
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,625
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	90,450
United Rentals North America, Inc., 5.75%, 7/15/18	150,000	156,469
United Rentals North America, Inc., 8.375%, 9/15/20	210,000	225,750
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	27,895
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	80,906
		2,501,049
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	170,000	168,723
Apple, Inc., 2.85%, 5/6/21	180,000	187,159
Apple, Inc., 3.45%, 5/6/24	380,000	405,427
Dell, Inc., 2.30%, 9/10/15	100,000	100,375
Dell, Inc., 3.10%, 4/1/16	40,000	40,550
Dell, Inc., 5.875%, 6/15/19	125,000	136,719
Hewlett-Packard Co., 4.30%, 6/1/21	125,000	134,788
NCR Corp., 5.00%, 7/15/22	40,000	40,500
		1,214,241
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	220,000	235,400
L Brands, Inc., 7.00%, 5/1/20	50,000	57,875

L Brands, Inc., 6.625%, 4/1/21		80,000	92,200
L Brands, Inc., 5.625%, 2/15/22		275,000	305,272
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(3)		100,000	105,750
Polymer Group, Inc., 7.75%, 2/1/19		121,000	126,445
PVH Corp., 4.50%, 12/15/22		50,000	51,125
			974,067
Thrifts and Mortgage Finance†
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	211,088
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	263,542
			474,630
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22		$400,000	400,152
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	308,217
			708,369
Wireless Telecommunication Services — 0.1%
Sprint Communications, 9.00%, 11/15/18(3)		160,000	186,400
Sprint Communications, 7.00%, 3/1/20(3)		110,000	122,409
Sprint Communications, 6.00%, 11/15/22		225,000	218,812
Sprint Corp., 7.25%, 9/15/21		275,000	283,250
Sprint Corp., 7.875%, 9/15/23		50,000	51,875
Sprint Corp., 7.125%, 6/15/24		335,000	335,000
T-Mobile USA, Inc., 6.46%, 4/28/19		100,000	104,125
T-Mobile USA, Inc., 6.625%, 11/15/20		135,000	142,931
T-Mobile USA, Inc., 6.63%, 4/28/21		120,000	128,100
T-Mobile USA, Inc., 6.125%, 1/15/22		75,000	79,219
T-Mobile USA, Inc., 6.625%, 4/1/23		220,000	234,850
T-Mobile USA, Inc., 6.375%, 3/1/25		150,000	157,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)		130,000	118,498
Vodafone Group plc, 5.625%, 2/27/17		230,000	248,813
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(3)		45,000	46,238
			2,457,645
TOTAL CORPORATE BONDS (Cost $152,500,897)			157,205,877
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 1.75%, 3/15/15		200,521	205,235
FHLMC, VRN, 1.84%, 3/15/15		473,312	486,556
FHLMC, VRN, 1.97%, 3/15/15		444,946	461,827
FHLMC, VRN, 1.99%, 3/15/15		334,126	344,953
FHLMC, VRN, 2.09%, 3/15/15		944,215	961,380
FHLMC, VRN, 2.26%, 3/15/15		400,664	427,282
FHLMC, VRN, 2.33%, 3/15/15		655,451	664,267
FHLMC, VRN, 2.375%, 3/15/15		745,387	796,882
FHLMC, VRN, 2.38%, 3/15/15		173,128	185,287
FHLMC, VRN, 2.39%, 3/15/15		138,064	147,738
FHLMC, VRN, 2.57%, 3/15/15		145,416	154,293
FHLMC, VRN, 2.86%, 3/15/15		117,317	121,336
FHLMC, VRN, 3.24%, 3/15/15		133,742	142,594
FHLMC, VRN, 3.28%, 3/15/15		367,473	391,596
FHLMC, VRN, 3.55%, 3/15/15		423,607	450,601

FHLMC, VRN, 3.78%, 3/15/15	275,800	290,639
FHLMC, VRN, 4.06%, 3/15/15	216,406	228,490
FHLMC, VRN, 4.21%, 3/15/15	353,468	372,625
FHLMC, VRN, 5.12%, 3/15/15	59,362	63,815
FHLMC, VRN, 5.43%, 3/15/15	262,719	278,595
FHLMC, VRN, 6.13%, 3/15/15	136,220	145,309
FNMA, VRN, 1.89%, 3/25/15	428,587	451,295
FNMA, VRN, 1.92%, 3/25/15	748,101	788,368
FNMA, VRN, 1.94%, 3/25/15	1,077,519	1,135,227
FNMA, VRN, 1.94%, 3/25/15	678,377	714,708
FNMA, VRN, 1.94%, 3/25/15	578,823	609,822
FNMA, VRN, 1.94%, 3/25/15	507,343	534,512
FNMA, VRN, 2.19%, 3/25/15	110,398	117,555
FNMA, VRN, 2.32%, 3/25/15	420,172	448,444
FNMA, VRN, 2.33%, 3/25/15	108,365	115,700
FNMA, VRN, 2.71%, 3/25/15	448,008	461,513
FNMA, VRN, 3.31%, 3/25/15	148,907	160,195
FNMA, VRN, 3.36%, 3/25/15	249,362	261,217
FNMA, VRN, 3.68%, 3/25/15	268,528	282,007
FNMA, VRN, 3.93%, 3/25/15	228,906	242,762
FNMA, VRN, 5.07%, 3/25/15	394,921	424,155
		14,068,780
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.0%
FHLMC, 6.50%, 6/1/16	11,048	11,293
FHLMC, 6.50%, 6/1/16	9,095	9,330
FHLMC, 4.50%, 1/1/19	286,389	300,663
FHLMC, 5.00%, 10/1/19	5,162	5,444
FHLMC, 5.00%, 11/1/19	37,866	40,148
FHLMC, 5.50%, 11/1/19	1,608	1,690
FHLMC, 5.50%, 11/1/19	2,133	2,242
FHLMC, 5.50%, 11/1/19	3,156	3,320
FHLMC, 5.50%, 11/1/19	2,169	2,280
FHLMC, 5.50%, 11/1/19	1,499	1,576
FHLMC, 5.50%, 12/1/19	2,691	2,830
FHLMC, 5.00%, 2/1/20	3,203	3,378
FHLMC, 5.00%, 2/1/20	1,248	1,316
FHLMC, 5.50%, 3/1/20	4,759	5,026
FHLMC, 5.50%, 3/1/20	3,680	3,886
FHLMC, 5.50%, 3/1/20	5,570	5,891
FHLMC, 5.00%, 5/1/20	3,121	3,299
FHLMC, 5.00%, 5/1/20	5,978	6,325
FHLMC, 5.00%, 5/1/20	8,627	9,156
FHLMC, 4.50%, 7/1/20	28,313	30,183
FHLMC, 4.00%, 10/1/20	8,830	9,342
FHLMC, 5.00%, 4/1/21	1,147,813	1,225,908
FHLMC, 8.00%, 6/1/26	4,807	5,006
FHLMC, 8.00%, 6/1/26	553	605
FHLMC, 8.00%, 7/1/26	822	826
FHLMC, 7.00%, 8/1/29	2,414	2,758

FHLMC, 8.00%, 7/1/30	14,958	18,130
FHLMC, 5.50%, 12/1/33	274,569	309,851
FHLMC, 6.50%, 5/1/34	9,630	10,984
FHLMC, 5.50%, 6/1/35	21,925	24,616
FHLMC, 5.00%, 9/1/35	9,709	10,745
FHLMC, 5.00%, 9/1/35	6,408	7,074
FHLMC, 5.50%, 10/1/35	63,437	71,120
FHLMC, 5.50%, 10/1/35	25,571	28,778
FHLMC, 5.00%, 11/1/35	119,011	132,379
FHLMC, 5.00%, 11/1/35	159,575	178,273
FHLMC, 6.50%, 3/1/36	4,828	5,507
FHLMC, 6.50%, 3/1/36	2,932	3,343
FHLMC, 5.50%, 1/1/38	265,283	296,480
FHLMC, 6.00%, 2/1/38	137,341	155,384
FHLMC, 6.00%, 11/1/38	582,871	658,617
FHLMC, 6.50%, 7/1/47	16,008	17,696
FNMA, 4.00%, 3/12/15(5)	1,970,000	2,106,515
FNMA, 4.50%, 3/12/15(5)	2,000,000	2,173,750
FNMA, 7.50%, 6/1/15	302	303
FNMA, 4.50%, 5/1/19	414,898	435,712
FNMA, 4.00%, 6/1/19	3,247	3,436
FNMA, 4.50%, 6/1/19	63,513	67,033
FNMA, 4.50%, 12/1/19	6,063	6,375
FNMA, 5.00%, 3/1/20	12,365	13,216
FNMA, 5.00%, 3/1/20	11,168	11,925
FNMA, 5.00%, 4/1/20	7,333	7,787
FNMA, 5.00%, 5/1/20	2,797	2,949
FNMA, 5.00%, 5/1/20	10,735	11,353
FNMA, 5.00%, 7/1/20	12,054	12,706
FNMA, 2.625%, 9/6/24	540,000	556,124
FNMA, 7.00%, 5/1/26	3,067	3,413
FNMA, 7.00%, 6/1/26	1,823	2,147
FNMA, 7.50%, 3/1/27	1,630	1,648
FNMA, 6.50%, 4/1/29	11,569	13,239
FNMA, 6.50%, 6/1/29	12,217	13,980
FNMA, 6.50%, 6/1/29	21,070	24,110
FNMA, 7.00%, 7/1/29	4,217	4,542
FNMA, 6.50%, 8/1/29	24,503	28,697
FNMA, 7.00%, 3/1/30	14,013	16,043
FNMA, 8.00%, 7/1/30	33,995	37,027
FNMA, 7.50%, 9/1/30	9,120	10,684
FNMA, 6.625%, 11/15/30	2,510,000	3,753,519
FNMA, 6.50%, 9/1/31	52,163	59,692
FNMA, 7.00%, 9/1/31	33,838	37,079
FNMA, 6.50%, 1/1/32	23,136	26,494
FNMA, 5.50%, 6/1/33	101,701	115,791
FNMA, 5.50%, 8/1/33	696,506	787,482
FNMA, 5.00%, 11/1/33	622,701	693,752
FNMA, 5.50%, 1/1/34	594,701	672,320

FNMA, 5.50%, 9/1/34	33,854	38,528
FNMA, 5.50%, 10/1/34	32,037	36,014
FNMA, 6.00%, 10/1/34	22,664	25,761
FNMA, 5.00%, 11/1/34	140,354	157,299
FNMA, 5.50%, 3/1/35	3,269	3,675
FNMA, 5.50%, 3/1/35	6,756	7,617
FNMA, 5.50%, 3/1/35	10,450	11,869
FNMA, 5.50%, 3/1/35	25,102	28,608
FNMA, 5.50%, 3/1/35	18,968	21,697
FNMA, 5.00%, 4/1/35	31,932	36,066
FNMA, 6.00%, 5/1/35	14,189	16,245
FNMA, 6.00%, 5/1/35	1,189	1,351
FNMA, 6.00%, 6/1/35	29,009	33,320
FNMA, 6.00%, 6/1/35	5,696	6,474
FNMA, 6.00%, 6/1/35	487	554
FNMA, 5.00%, 7/1/35	138,994	156,898
FNMA, 5.50%, 7/1/35	20,679	23,546
FNMA, 6.00%, 7/1/35	54,296	62,193
FNMA, 6.00%, 7/1/35	3,366	3,825
FNMA, 6.00%, 7/1/35	39,767	45,544
FNMA, 5.50%, 8/1/35	9,824	11,179
FNMA, 4.50%, 9/1/35	723,112	790,149
FNMA, 5.50%, 9/1/35	55,096	62,727
FNMA, 5.50%, 9/1/35	1,565	1,782
FNMA, 5.50%, 9/1/35	712	810
FNMA, 5.50%, 9/1/35	13,946	15,878
FNMA, 5.50%, 9/1/35	107,582	122,491
FNMA, 5.00%, 10/1/35	23,535	26,570
FNMA, 5.50%, 10/1/35	239,539	272,737
FNMA, 6.00%, 10/1/35	34,459	39,268
FNMA, 5.50%, 11/1/35	139,155	158,441
FNMA, 6.00%, 11/1/35	27,141	31,282
FNMA, 6.50%, 11/1/35	3,168	3,625
FNMA, 6.50%, 12/1/35	16,680	19,087
FNMA, 6.50%, 4/1/36	13,196	15,102
FNMA, 6.00%, 8/1/36	25,055	28,542
FNMA, 5.00%, 10/1/36	519,610	576,270
FNMA, 5.00%, 11/1/36	291,526	323,316
FNMA, 5.50%, 1/1/37	920,212	1,035,277
FNMA, 5.50%, 2/1/37	285,807	321,288
FNMA, 6.00%, 5/1/37	24,457	27,849
FNMA, 6.00%, 7/1/37	4,844	5,507
FNMA, 6.50%, 8/1/37	12,556	13,996
FNMA, 6.50%, 8/1/37	345,782	364,029
FNMA, 6.50%, 8/1/37	417,000	460,715
FNMA, 5.00%, 4/1/40	2,126,064	2,360,339
FNMA, 5.00%, 6/1/40	1,584,512	1,769,001
FNMA, 4.50%, 8/1/40	2,321,365	2,534,344
FNMA, 3.50%, 1/1/41	1,730,206	1,817,967

FNMA, 4.00%, 1/1/41		5,804,359	6,301,172
FNMA, 4.50%, 1/1/41		806,571	888,339
FNMA, 4.00%, 5/1/41		1,367,735	1,468,266
FNMA, 5.00%, 6/1/41		1,739,953	1,935,192
FNMA, 4.50%, 7/1/41		1,367,536	1,499,870
FNMA, 4.50%, 9/1/41		39,449	43,061
FNMA, 4.50%, 9/1/41		3,588,049	3,914,927
FNMA, 4.00%, 12/1/41		2,722,181	2,941,774
FNMA, 4.00%, 1/1/42		52,409	56,218
FNMA, 4.00%, 1/1/42		1,172,639	1,258,412
FNMA, 3.50%, 5/1/42		2,739,897	2,882,231
FNMA, 3.50%, 6/1/42		1,048,999	1,105,757
FNMA, 3.50%, 9/1/42		3,788,655	3,979,084
FNMA, 3.00%, 11/1/42		1,528,849	1,562,102
FNMA, 6.50%, 8/1/47		62,241	69,285
FNMA, 6.50%, 8/1/47		94,797	105,514
FNMA, 6.50%, 9/1/47		96,514	107,478
FNMA, 6.50%, 9/1/47		7,929	8,827
FNMA, 6.50%, 9/1/47		36,223	40,324
FNMA, 6.50%, 9/1/47		52,624	58,596
FNMA, 6.50%, 9/1/47		14,056	15,644
GNMA, 9.00%, 4/20/25		1,021	1,160
GNMA, 7.50%, 10/15/25		4,633	5,194
GNMA, 6.00%, 4/15/26		724	826
GNMA, 6.00%, 4/15/26		294	335
GNMA, 7.50%, 6/15/26		2,665	2,807
GNMA, 7.00%, 12/15/27		13,735	14,202
GNMA, 7.50%, 12/15/27		17,350	19,863
GNMA, 6.00%, 5/15/28		16,636	18,984
GNMA, 6.00%, 5/15/28		29,377	33,524
GNMA, 6.50%, 5/15/28		6,430	7,363
GNMA, 7.00%, 5/15/31		34,907	42,120
GNMA, 5.50%, 11/15/32		127,229	144,464
GNMA, 6.50%, 10/15/38		1,957,918	2,280,345
GNMA, 4.00%, 1/20/41		2,194,631	2,353,852
GNMA, 4.50%, 5/20/41		2,517,666	2,742,831
GNMA, 4.50%, 6/15/41		725,389	811,964
GNMA, 4.00%, 12/15/41		1,089,989	1,170,813
GNMA, 4.00%, 6/20/42		1,977,435	2,109,474
GNMA, 3.50%, 7/20/42		902,628	950,059
			72,212,446
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $82,981,918)			86,281,226
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.5%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	780,000	627,174
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	246,679
			873,853
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	390,000	514,343

Austria Government Bond, 3.40%, 11/22/22(3)	EUR	155,000	216,121
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	70,000	128,055
			858,519
Belgium — 0.1%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	560,000	705,635
Belgium Government Bond, 2.25%, 6/22/23	EUR	160,000	207,139
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	125,000	233,811
			1,146,585
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$360,000	399,960
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	600,000	490,305
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	290,422
Canadian Government Bond, 4.00%, 6/1/41	CAD	270,000	308,721
Canadian Government Bond, 3.50%, 12/1/45	CAD	50,000	54,695
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	237,955
Province of British Columbia, 2.85%, 6/18/25	CAD	265,000	229,912
Province of Ontario Canada, 1.00%, 7/22/16		$150,000	150,754
Province of Ontario Canada, 4.40%, 6/2/19	CAD	430,000	392,473
Province of Ontario Canada, 4.65%, 6/2/41	CAD	180,000	194,022
Province of Quebec Canada, 3.00%, 9/1/23	CAD	155,000	135,419
Province of Quebec Canada, 5.00%, 12/1/41	CAD	45,000	50,441
			2,535,119
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	245,525
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	310,300
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,000,000	160,146
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	470,000	117,098
Denmark Government Bond, 4.50%, 11/15/39	DKK	250,000	67,583
			184,681
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	110,000	167,244
France — 0.2%
France Government Bond OAT, 3.25%, 10/25/21	EUR	975,000	1,313,737
France Government Bond OAT, 1.75%, 11/25/24	EUR	660,000	824,080
France Government Bond OAT, 3.25%, 5/25/45	EUR	310,000	503,859
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,047,848
			3,689,524
Germany — 0.2%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	785,000	1,024,016
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	570,000	680,429
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	160,000	310,406
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	160,000	250,399
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	825,981	954,242
			3,219,492

Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	80,000	112,968
Ireland Government Bond, 3.40%, 3/18/24	EUR	100,000	137,292
			250,260
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	820,000	996,036
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	820,000	957,948
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	780,000	964,590
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	240,000	408,813
Italy Government International Bond, 6.875%, 9/27/23		$150,000	194,757
			3,522,144
Japan — 0.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	431,000,000	3,635,489
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	1,778,989
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	327,600,000	2,904,879
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	154,950,000	1,582,836
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	96,200,000	917,430
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	274,450,000	2,717,643
			13,537,266
Mexico — 0.1%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	815,435
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	393,750
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	189,750
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	290,250
			1,689,185
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	345,000	459,196
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	300,000	386,689
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	100,000	186,641
			1,032,526
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	214,163
Norway — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	140,386
Norway Government Bond, 3.75%, 5/25/21	NOK	12,350,000	1,869,395
			2,009,781
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	133,250
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	197,800
			331,050
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	328,875
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	138,500
			467,375
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	380,000	118,361
Poland Government International Bond, 5.125%, 4/21/21		$250,000	285,073
			403,434

Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	211,322
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	94,379
			305,701
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	249,985
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	163,496
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	166,661
			580,142
Spain — 0.1%
Spain Government Bond, 5.50%, 7/30/17	EUR	580,000	731,031
Spain Government Bond, 4.30%, 10/31/19(3)	EUR	640,000	840,361
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	450,000	638,081
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	130,000	235,483
			2,444,956
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,415,000	353,386
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	192,625
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	148,302
			340,927
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	190,266
United Kingdom — 0.2%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	190,000	309,087
United Kingdom Gilt, 4.50%, 3/7/19	GBP	150,000	262,634
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	152,799
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	358,423
United Kingdom Gilt, 4.25%, 3/7/36	GBP	225,000	455,690
United Kingdom Gilt, 4.50%, 12/7/42	GBP	270,000	589,334
United Kingdom Gilt, 4.25%, 12/7/55	GBP	260,000	590,217
			2,718,184
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $47,696,028)			44,256,894
COMMERCIAL PAPER(6) — 2.2%
BNP Paribas Finance, Inc., 0.18%, 4/6/15		3,500,000	3,499,405
Catholic Health Initiatives, 0.20%, 5/19/15		4,100,000	4,098,395
Chariot Funding LLC, 0.24%, 6/10/15(3)		3,600,000	3,597,456
Crown Point Capital Co., 0.19%, 3/4/15(3)		3,650,000	3,649,934
Jupiter Securitization Co. LLC, 0.26%, 6/5/15(3)		3,600,000	3,597,834
Lexington Parker Capital, 0.19%, 3/18/15(3)		3,600,000	3,599,696
Liberty Street Funding LLC, 0.18%, 6/1/15(3)		3,550,000	3,547,822
Old Line Funding LLC, 0.22%, 4/6/15(3)		3,700,000	3,699,410
San Diego Gas & Electric Co., 0.15%, 3/6/15(3)		3,550,000	3,549,910
Thunder Bay Funding LLC, 0.27%, 6/15/15(3)		3,600,000	3,597,322
Toronto Dominion Holding, 0.17%, 3/23/15(3)		3,600,000	3,599,761
TOTAL COMMERCIAL PAPER (Cost $40,036,513)			40,036,945

MUNICIPAL SECURITIES — 1.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	120,000	177,453
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	120,000	167,203
California GO, (Building Bonds), 7.55%, 4/1/39	60,000	95,695
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	242,376
California GO, (Building Bonds), 7.60%, 11/1/40	145,000	236,175
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.10%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12-4/7/14, Cost $4,300,000)(7)	4,300,000	4,300,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 3/2/15 (LOC: Bank of America N.A.)	780,000	780,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	230,000	233,356
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	750,000	750,000
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.10%, 3/5/15	3,850,000	3,850,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	164,117
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	166,794
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	185,000	259,405
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	141,304
Metropolitan Water District of Southern California Rev., Series 2011 A-3, VRDN, 0.05%, 3/5/15	2,300,000	2,296,734
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	273,886
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	206,448
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	75,000	101,684
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	200,000	233,342
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.12%, 3/4/15 (LOC: FNMA)	2,120,000	2,120,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	171,258
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	361,350
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	700,000	484,344
Riverside County Industrial Development Authority Rev., (Cal-Mold, Inc.), VRDN, 0.08%, 3/4/15 (LOC: Bank of the West)	1,700,000	1,700,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	358,215
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	218,557
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	207,449
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	175,755
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	246,057
Snohomish County Housing Authority Rev., (Autumn Chase Apartments Project), VRDN, 0.03%, 3/5/15 (LOC: Bank of America N.A.)	1,415,000	1,415,000
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.11%, 3/5/15 (LOC: Bank of America N.A.)	3,900,000	3,900,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.05%, 3/5/15 (LIQ FAC: FHLMC) (Acquired 11/7/11, Cost $3,400,000)(7)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (16th Street Community Health Center, Inc.), VRDN, 0.01%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.)	1,285,000	1,285,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.03%, 3/5/15 (LOC: JPMorgan Chase Bank N.A.)	3,765,000	3,765,000
TOTAL MUNICIPAL SECURITIES (Cost $33,535,848)		34,483,957
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	80,319	84,456
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.67%, 3/1/15	142,069	142,218

Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	806,794	599,450
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 3/1/15	222,368	223,785
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	84,666	85,719
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.73%, 3/1/15	428,997	428,600
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	221,997	231,616
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 3/1/15	263,193	261,427
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.24%, 3/1/15	277,299	270,881
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 3/1/15	427,222	424,550
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.11%, 3/1/15	146,993	141,221
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 3/1/15	251,832	245,446
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 3/1/15	356,096	354,329
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 3/1/15	417,049	416,574
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 3/1/15	406,471	408,934
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.55%, 3/1/15	274,732	273,959
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 3/1/15	188,798	188,362
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 3/1/15	439,186	443,498
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/15(3)	234,366	234,733
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 3/1/15	551,539	563,060
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	139,031	146,419
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 3/25/15	296,695	294,282
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 3/1/15	304,860	299,743
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 3/1/15	123,623	124,109
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/15	150,807	151,700
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 3/1/15(3)	434,554	453,049
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.41%, 3/1/15	271,831	272,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.41%, 3/1/15	298,150	298,327
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 3/25/15	518,833	501,208
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	211,207	218,883
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 3/1/15	766,128	762,935
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 3/1/15	255,601	261,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 3/1/15	518,397	522,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	270,081	275,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	356,451	365,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	51,523	53,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	627,454	662,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 3/1/15	835,690	856,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 3/1/15	83,969	85,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 3/1/15	419,845	423,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 3/1/15	115,532	116,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 3/1/15	419,177	423,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 3/1/15	132,711	134,761
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 3/1/15	500,845	505,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	323,606	333,066
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	179,225	186,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	176,433	182,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	135,816	140,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	42,524	43,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.12%, 3/1/15	167,591	167,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	294,228	311,137
		15,596,042

U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	856,622	930,830
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,248,078	1,248,224
		2,179,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,891,875)		17,775,096
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/15	403,497	407,750
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/15	425,000	435,560
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	1,325,000	1,345,183
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 3/15/15(3)	775,000	774,816
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,036,711
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.12%, 3/15/15(3)	1,275,000	1,279,595
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	950,000	1,025,680
COMM Mortgage Trust, Series 2015-3BP, Class B, VRN, 3.24%, 3/10/15(3)	625,000	633,008
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.97%, 3/15/15(3)	950,000	948,265
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	773,332
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 3/1/15	700,000	759,531
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	138,130	138,186
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	77,518	77,469
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	900,000	954,455
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	275,000	284,689
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/15(3)	1,100,000	1,132,245
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	304,431
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	528,842
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.07%, 3/15/15(3)	825,000	823,524
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	75,990	77,440
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/15	600,000	606,389
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/15	725,000	738,976
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/15(3)	700,000	719,572
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,432,590)		15,805,649
ASSET-BACKED SECURITIES(4) — 0.6%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	52,989	57,095
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	700,000	702,554
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	90,375	95,359
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.59%, 3/9/15(3)	975,000	974,383
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	906,541	906,383
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 3/15/15	800,000	799,546
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	435,251	435,222
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.34%, 3/16/15	870,253	868,885
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.57%, 3/10/15(3)	1,100,000	1,098,679
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	223,935	225,596
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	791,323	779,456
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,033,184	1,032,685
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	700,000	700,575
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(3)	602,968	598,020
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	540,000	543,230
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	85,621	92,685

US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	145,632	152,914
TOTAL ASSET-BACKED SECURITIES (Cost $10,067,420)		10,063,267
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell Midcap Value Index Fund (Cost $2,590,987)	39,248	2,970,289
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(3) (Cost $70,945)	77	77,589
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $60,482)	2,322	61,394
TEMPORARY CASH INVESTMENTS — 1.5%
SSgA U.S. Government Money Market Fund, Class N	16,800,058	16,800,058
State Street Institutional Liquid Reserves Fund, Premier Class	10,049,898	10,049,898
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,849,956)		26,849,956
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,497,984,173)		1,790,366,881
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,794,316)
TOTAL NET ASSETS — 100.0%		$1,784,572,565

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,837	AUD	23,173	UBS AG	4/30/15	(210)
BRL	477,828	USD	170,046	UBS AG	4/30/15	(4,541)
USD	17,107	BRL	48,070	UBS AG	4/30/15	457
USD	170,000	BRL	483,055	UBS AG	4/30/15	2,685
USD	145,000	BRL	421,660	UBS AG	4/30/15	(1,050)
CAD	50,023	USD	40,000	Deutsche Bank	4/30/15	(18)
CAD	18,090	USD	14,560	Westpac Group	4/30/15	(101)
USD	2,072,604	CAD	2,614,486	JPMorgan Chase Bank N.A.	3/31/15	(17,924)
USD	1,085,091	CAD	1,368,789	JPMorgan Chase Bank N.A.	3/31/15	(9,384)
USD	2,749,005	CAD	3,467,732	JPMorgan Chase Bank N.A.	3/31/15	(23,774)
USD	46,396	CAD	58,039	JPMorgan Chase Bank N.A.	3/31/15	(12)
USD	45,000	CAD	56,133	JPMorgan Chase Bank N.A.	4/30/15	135
CHF	391,965	USD	427,159	Westpac Group	4/30/15	(15,042)
USD	30,000	CHF	27,616	UBS AG	4/30/15	964
CLP	151,297,050	USD	240,823	UBS AG	4/30/15	3,218
USD	208,851	CLP	132,307,343	UBS AG	4/30/15	(4,559)
CNY	3,226,370	USD	519,879	Westpac Group	4/30/15	(253)
USD	531,549	CNY	3,298,794	Westpac Group	4/30/15	258
COP	67,159,994	USD	27,902	UBS AG	4/30/15	(1,190)
USD	21,899	COP	52,710,002	UBS AG	4/30/15	934
USD	85,582	CZK	2,064,651	JPMorgan Chase Bank N.A.	4/30/15	1,614
DKK	110,839	USD	17,200	Barclays Bank plc	4/30/15	(544)
DKK	558,689	USD	85,245	UBS AG	4/30/15	(1,292)
EUR	270,000	USD	307,365	Barclays Bank plc	4/30/15	(5,013)
EUR	402,989	USD	462,977	UBS AG	4/30/15	(11,701)
EUR	20,513	USD	23,573	UBS AG	4/30/15	(602)
EUR	160,000	USD	182,497	Westpac Group	4/30/15	(3,326)
EUR	405,000	USD	461,946	Westpac Group	4/30/15	(8,418)
USD	47,887	EUR	42,245	UBS AG	3/31/15	598
USD	1,477,689	EUR	1,303,580	UBS AG	3/31/15	18,458
USD	2,121,135	EUR	1,871,212	UBS AG	3/31/15	26,495
USD	75,904	EUR	67,727	UBS AG	3/31/15	91
USD	275,169	EUR	245,000	Barclays Bank plc	4/30/15	813
USD	228,137	EUR	200,000	Deutsche Bank	4/30/15	4,173
USD	70,009	EUR	61,811	JPMorgan Chase Bank N.A.	4/30/15	792
GBP	85,000	USD	131,336	Deutsche Bank	4/30/15	(161)
GBP	35,000	USD	53,892	JPMorgan Chase Bank N.A.	4/30/15	121
GBP	40,000	USD	61,573	State Street Bank and Trust	4/30/15	156
GBP	970,655	USD	1,471,244	UBS AG	4/30/15	26,704
GBP	110,000	USD	169,341	Westpac Group	4/30/15	415
USD	175,198	GBP	115,000	Barclays Bank plc	4/30/15	(2,274)
USD	50,452	GBP	33,278	JPMorgan Chase Bank N.A.	4/30/15	(903)
HKD	309,000	USD	39,849	Barclays Bank plc	4/30/15	(9)
HUF	3,633,359	USD	13,495	JPMorgan Chase Bank N.A.	4/30/15	(92)
USD	6,881	IDR	88,359,968	Westpac Group	4/30/15	195
ILS	553,950	USD	142,505	JPMorgan Chase Bank N.A.	4/30/15	(3,398)
ILS	640,155	USD	165,000	JPMorgan Chase Bank N.A.	4/30/15	(4,245)
USD	285,000	ILS	1,126,300	State Street Bank and Trust	4/30/15	2,166
INR	2,354,225	USD	37,668	Westpac Group	4/30/15	201

INR	21,500,500	USD	344,008	Westpac Group	4/30/15	1,838
INR	13,997,250	USD	225,000	Westpac Group	4/30/15	153
USD	285,000	INR	17,957,850	UBS AG	4/30/15	(3,861)
JPY	20,766,340	USD	175,000	Barclays Bank plc	4/30/15	(1,271)
JPY	22,051,815	USD	185,000	Barclays Bank plc	4/30/15	(517)
JPY	18,487,780	USD	155,000	Barclays Bank plc	4/30/15	(333)
JPY	6,553,480	USD	55,900	JPMorgan Chase Bank N.A.	4/30/15	(1,074)
USD	47,575	JPY	5,685,787	Credit Suisse AG	3/31/15	26
USD	29,716	JPY	3,535,533	Credit Suisse AG	3/31/15	149
USD	30,300	JPY	3,612,980	Credit Suisse AG	3/31/15	85
USD	28,531	JPY	3,406,870	Credit Suisse AG	3/31/15	40
USD	143,068	JPY	16,970,530	Barclays Bank plc	4/30/15	1,094
USD	235,000	JPY	27,908,725	Deutsche Bank	4/30/15	1,518
KRW	291,615,001	USD	267,782	Westpac Group	4/30/15	(3,585)
KRW	1,338,375,588	USD	1,228,995	Westpac Group	4/30/15	(16,452)
USD	300,000	KRW	331,575,000	UBS AG	4/30/15	(401)
USD	80,000	KRW	89,384,000	UBS AG	4/30/15	(980)
MXN	2,891,403	USD	195,000	Barclays Bank plc	3/2/15	(1,304)
MXN	3,569,048	USD	240,000	Barclays Bank plc	4/30/15	(1,838)
MXN	2,891,403	USD	192,998	JPMorgan Chase Bank N.A.	4/30/15	(55)
USD	230,000	MXN	3,456,918	Barclays Bank plc	4/30/15	(680)
USD	60,458	MXN	893,118	JPMorgan Chase Bank N.A.	4/30/15	860
MYR	620,420	USD	173,617	UBS AG	4/30/15	(2,745)
MYR	1,341,108	USD	372,323	Westpac Group	4/30/15	(2,964)
USD	352,392	MYR	1,269,317	Westpac Group	4/30/15	2,806
USD	35,000	NOK	265,882	Barclays Bank plc	4/30/15	368
USD	1,972,697	NOK	14,841,196	Deutsche Bank	4/30/15	39,570
USD	271,875	NZD	370,986	UBS AG	4/30/15	(7,174)
PEN	22,723	USD	7,358	UBS AG	4/30/15	(84)
USD	175,000	PEN	547,925	UBS AG	4/30/15	(422)
PHP	19,281,125	USD	437,016	Westpac Group	4/30/15	135
USD	35,000	PHP	1,560,388	UBS AG	4/30/15	(378)
USD	148,850	PHP	6,567,250	Westpac Group	4/30/15	(46)
PLN	787,853	USD	212,820	Barclays Bank plc	3/2/15	(280)
PLN	787,854	USD	214,660	JPMorgan Chase Bank N.A.	4/30/15	(2,588)
USD	119,129	PLN	437,669	Barclays Bank plc	4/30/15	1,318
USD	252,024	PLN	934,606	Barclays Bank plc	4/30/15	450
USD	2,010	PLN	7,304	JPMorgan Chase Bank N.A.	4/30/15	43
RUB	4,648,727	USD	72,807	UBS AG	4/30/15	440
USD	80,000	SEK	667,358	Deutsche Bank	4/30/15	(96)
USD	48,816	SEK	399,824	JPMorgan Chase Bank N.A.	4/30/15	830
SGD	1,875	USD	1,383	Barclays Bank plc	4/30/15	(9)
SGD	343,206	USD	252,024	Barclays Bank plc	4/30/15	(565)
USD	389,386	SGD	524,854	Westpac Group	4/30/15	4,838
THB	16,574,100	USD	505,585	Westpac Group	4/30/15	5,475
USD	30,699	TRY	74,814	JPMorgan Chase Bank N.A.	4/30/15	1,327
TWD	4,798,733	USD	152,777	Westpac Group	4/30/15	(198)
USD	135,359	TWD	4,251,634	Westpac Group	4/30/15	175
ZAR	2,934,800	USD	250,000	Barclays Bank plc	4/30/15	(780)
ZAR	3,711,376	USD	321,784	Deutsche Bank	4/30/15	(6,617)
USD	110,000	ZAR	1,290,998	JPMorgan Chase Bank N.A.	4/30/15	370
USD	210,000	ZAR	2,495,456	State Street Bank and Trust	4/30/15	(1,912)
						(23,694)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PJSC	-	Public Joint Stock Company
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $77,869,026, which represented 4.4% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(7)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,700,000, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.
• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	933,121,483	236,513,408	—
U.S. Treasury Securities	—	184,863,851	—
Corporate Bonds	—	157,205,877	—
U.S. Government Agency Mortgage-Backed Securities	—	86,281,226	—
Sovereign Governments and Agencies	—	44,256,894	—
Commercial Paper	—	40,036,945	—
Municipal Securities	—	34,483,957	—
Collateralized Mortgage Obligations	—	17,775,096	—
Commercial Mortgage-Backed Securities	—	15,805,649	—
Asset-Backed Securities	—	10,063,267	—
Exchange-Traded Funds	2,970,289	—	—
Preferred Stocks	—	77,589	—
Convertible Preferred Stocks	—	61,394	—
Temporary Cash Investments	26,849,956	—	—
	962,941,728	827,425,153	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	155,551	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(179,245)	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,513,936,892
Gross tax appreciation of investments	$301,248,289
Gross tax depreciation of investments	(24,818,300)
Net tax appreciation (depreciation) of investments	$276,429,989

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
February 28, 2015

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 80.1%
Aerospace and Defense — 2.6%
AAR Corp.	1,087	31,959
American Science & Engineering, Inc.	1,353	70,748
B/E Aerospace, Inc.(1)	19,116	1,214,631
BAE Systems plc	72,170	592,753
Boeing Co. (The)	35,337	5,330,587
Esterline Technologies Corp.(1)	18,339	2,161,251
Exelis, Inc.	30,900	747,780
Honeywell International, Inc.	32,103	3,299,546
Huntington Ingalls Industries, Inc.	5,600	791,448
Lockheed Martin Corp.	29,347	5,870,867
Precision Castparts Corp.	3,120	674,856
Raytheon Co.	22,276	2,422,961
Teledyne Technologies, Inc.(1)	2,291	231,002
Textron, Inc.	5,684	251,858
United Technologies Corp.	31,587	3,850,771
Vectrus, Inc.(1)	358	11,388
Zodiac Aerospace	55,130	1,984,054
		29,538,460
Air Freight and Logistics — 0.2%
Sinotrans Ltd., H Shares	1,263,000	835,399
United Parcel Service, Inc., Class B	17,753	1,806,013
		2,641,412
Airlines — 0.8%
Airports of Thailand PCL	93,400	892,688
Alaska Air Group, Inc.	18,755	1,193,756
International Consolidated Airlines Group SA(1)	169,505	1,517,804
Pegasus Hava Tasimaciligi AS(1)	40,450	452,275
Ryanair Holdings plc ADR	15,300	969,255
Southwest Airlines Co.	40,606	1,755,803
Spirit Airlines, Inc.(1)	35,816	2,785,769
		9,567,350
Auto Components — 0.7%
Autoliv, Inc.	1,156	130,050
BorgWarner, Inc.	34,541	2,122,890
Continental AG	3,347	798,907
Cooper Tire & Rubber Co.	3,934	149,728
Dana Holding Corp.	2,179	47,611
Delphi Automotive plc	13,880	1,094,299
Hota Industrial Manufacturing Co. Ltd.	329,000	639,715
Magna International, Inc.	12,372	1,348,053
Stoneridge, Inc.(1)	2,547	29,418
Superior Industries International, Inc.	1,671	32,451

Tower International, Inc.(1)	2,411	65,266
Valeo SA	8,740	1,315,477
		7,773,865
Automobiles — 1.2%
Brilliance China Automotive Holdings Ltd.	536,000	1,051,848
Daimler AG	14,820	1,434,710
Ford Motor Co.	58,510	956,053
Fuji Heavy Industries Ltd.	59,100	2,006,312
Great Wall Motor Co. Ltd., H Shares	178,000	1,133,758
Harley-Davidson, Inc.	17,405	1,106,436
Honda Motor Co. Ltd. ADR	4,227	140,083
Isuzu Motors Ltd.	62,400	906,071
Peugeot SA(1)	80,760	1,352,454
Suzuki Motor Corp.	52,900	1,671,574
Tata Motors Ltd.	70,868	659,489
Tata Motors Ltd. ADR	9,484	466,803
Tesla Motors, Inc.(1)	2,039	414,610
Thor Industries, Inc.	4,846	298,804
		13,599,005
Banks — 5.2%
Alior Bank SA(1)	21,490	479,965
Bank of America Corp.	174,054	2,751,794
Bank of Hawaii Corp.	5,803	349,689
Bank of Ireland(1)	3,563,773	1,355,934
Bank of the Ozarks, Inc.	5,824	213,158
Bankia SA(1)	571,470	830,076
BankUnited, Inc.	7,542	244,436
Barclays plc	231,020	916,261
BB&T Corp.	6,580	250,369
BOK Financial Corp.	4,921	290,339
Capitec Bank Holdings Ltd.	28,750	1,010,372
Cathay General Bancorp	2,950	76,198
China Minsheng Banking Corp. Ltd., H Shares	323,500	390,829
Citigroup, Inc.	15,178	795,631
Comerica, Inc.	7,697	352,369
Commerce Bancshares, Inc.	15,033	624,170
Commercial International Bank Egypt S.A.E.	113,760	818,530
Commonwealth Bank of Australia	19,147	1,375,258
Credicorp Ltd.	7,904	1,147,819
Cullen / Frost Bankers, Inc.	5,201	352,628
Eagle Bancorp, Inc.(1)	2,420	89,903
East West Bancorp, Inc.	30,432	1,215,758
Fifth Third Bancorp	27,010	522,914
First Horizon National Corp.	15,119	216,051
First NBC Bank Holding Co.(1)	1,839	60,172
FirstMerit Corp.	4,098	74,379
HDFC Bank Ltd.	71,087	1,212,292
Home Bancshares, Inc.	4,145	131,189
ICICI Bank Ltd. ADR	219,480	2,556,942

Industrial & Commercial Bank of China Ltd., H Shares	2,310,770	1,686,345
ING Groep NV CVA(1)	121,100	1,809,829
Intesa Sanpaolo SpA	676,090	2,257,631
Itau Unibanco Holding SA ADR	140,640	1,797,379
JPMorgan Chase & Co.	82,762	5,071,655
Kasikornbank PCL	69,400	463,668
Kasikornbank PCL NVDR	21,000	140,953
KBC Groep NV(1)	18,610	1,129,160
KeyCorp	68,080	948,354
M&T Bank Corp.	5,012	606,452
Mitsubishi UFJ Financial Group, Inc.	116,000	754,133
OFG Bancorp	5,423	94,631
PNC Financial Services Group, Inc. (The)	22,699	2,087,400
Popular, Inc.(1)	1,241	42,827
PrivateBancorp, Inc.	1,251	43,447
Prosperity Bancshares, Inc.	490	25,348
PT Bank Mandiri (Persero) Tbk	1,140,300	1,058,692
PT Bank Rakyat Indonesia (Persero) Tbk	812,000	808,859
Qatar National Bank SAQ	7,430	413,508
Renasant Corp.	1,671	47,590
Royal Bank of Scotland Group plc(1)	272,790	1,546,452
ServisFirst Bancshares, Inc.	2,506	80,543
Shinhan Financial Group Co. Ltd.	15,400	613,166
Signature Bank(1)	10,739	1,324,656
Skandinaviska Enskilda Banken AB, A Shares	146,060	1,843,050
Southside Bancshares, Inc.	3,105	89,145
SunTrust Banks, Inc.	9,050	371,050
SVB Financial Group(1)	10,036	1,233,424
Texas Capital Bancshares, Inc.(1)	2,536	117,746
U.S. Bancorp	40,860	1,822,765
Valley National Bancorp	11,876	114,010
Wells Fargo & Co.	123,855	6,786,015
Westamerica Bancorp	8,811	379,490
		58,314,798
Beverages — 1.3%
Anheuser-Busch InBev NV	17,078	2,172,936
Boston Beer Co., Inc. (The), Class A(1)	2,785	745,266
Brown-Forman Corp., Class B	22,594	2,071,644
Coca-Cola Co. (The)	3,149	136,352
Constellation Brands, Inc., Class A(1)	32,992	3,784,842
Dr Pepper Snapple Group, Inc.	17,376	1,369,055
PepsiCo, Inc.	38,767	3,837,158
Pernod-Ricard SA	8,630	1,023,202
		15,140,455
Biotechnology — 2.6%
ACADIA Pharmaceuticals, Inc.(1)	1,782	67,663
Acceleron Pharma, Inc.(1)	323	13,123
Acorda Therapeutics, Inc.(1)	974	32,960
Agios Pharmaceuticals, Inc.(1)	290	31,111

Alder Biopharmaceuticals, Inc.(1)	1,243	33,412
Alexion Pharmaceuticals, Inc.(1)	23,205	4,185,486
Amgen, Inc.	21,996	3,469,209
Anacor Pharmaceuticals, Inc.(1)	1,531	66,598
ARIAD Pharmaceuticals, Inc.(1)	5,036	40,943
Biogen Idec, Inc.(1)	13,713	5,616,708
BioMarin Pharmaceutical, Inc.(1)	7,248	776,043
Bluebird Bio, Inc.(1)	511	48,709
Celgene Corp.(1)	16,166	1,964,654
Celldex Therapeutics, Inc.(1)	2,068	52,817
Cepheid, Inc.(1)	1,500	85,260
Clovis Oncology, Inc.(1)	715	54,669
CSL Ltd.	17,712	1,276,616
Dyax Corp.(1)	3,543	53,535
Exact Sciences Corp.(1)	2,054	46,153
Gilead Sciences, Inc.(1)	54,194	5,610,705
Halozyme Therapeutics, Inc.(1)	3,032	45,692
Incyte Corp.(1)	12,586	1,080,508
Ironwood Pharmaceuticals, Inc.(1)	3,118	48,173
Isis Pharmaceuticals, Inc.(1)	2,196	150,558
Juno Therapeutics, Inc.(1)	329	15,437
Keryx Biopharmaceuticals, Inc.(1)	2,449	29,780
Ligand Pharmaceuticals, Inc., Class B(1)	545	30,013
Medy-Tox, Inc.	1,780	573,953
Momenta Pharmaceuticals, Inc.(1)	1,027	14,019
Neurocrine Biosciences, Inc.(1)	1,993	77,827
Novavax, Inc.(1)	6,476	59,255
Opko Health, Inc.(1)	4,804	69,946
Portola Pharmaceuticals, Inc.(1)	1,213	46,191
PTC Therapeutics, Inc.(1)	371	26,463
Puma Biotechnology, Inc.(1)	400	85,204
Raptor Pharmaceutical Corp.(1)	1,245	11,541
Receptos, Inc.(1)	443	56,101
Regeneron Pharmaceuticals, Inc.(1)	4,899	2,027,402
Sangamo Biosciences, Inc.(1)	2,262	38,047
Sarepta Therapeutics, Inc.(1)	1,210	16,819
Spark Therapeutics, Inc.(1)	356	20,502
Synageva BioPharma Corp.(1)	535	52,821
Vertex Pharmaceuticals, Inc.(1)	11,513	1,374,998
		29,477,624
Building Products — 0.3%
American Woodmark Corp.(1)	329	17,325
Apogee Enterprises, Inc.	2,944	134,982
Caesarstone Sdot-Yam Ltd.	1,857	121,466
Continental Building Products, Inc.(1)	3,018	62,955
Daikin Industries Ltd.	19,100	1,244,913
Insteel Industries, Inc.	2,915	63,285
Lennox International, Inc.	14,337	1,494,776
Masco Corp.	16,310	427,159

NCI Building Systems, Inc.(1)	6,593	111,026
Nortek, Inc.(1)	150	11,648
Trex Co., Inc.(1)	2,934	147,727
		3,837,262
Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	14,289	3,092,425
Ameriprise Financial, Inc.	20,376	2,722,845
Ares Management LP	4,394	89,198
BlackRock, Inc.	1,390	516,274
Blackstone Group LP (The)	9,045	338,826
Credit Suisse Group AG	35,000	854,303
Evercore Partners, Inc., Class A	2,778	142,317
Franklin Resources, Inc.	65,812	3,542,660
Goldman Sachs Group, Inc. (The)	5,930	1,125,455
HFF, Inc., Class A	3,172	112,860
Invesco Ltd.	37,590	1,513,749
LPL Financial Holdings, Inc.	11,462	514,185
Man Group plc	256,140	757,667
Morgan Stanley	20,327	727,503
Northern Trust Corp.	22,432	1,566,427
State Street Corp.	14,035	1,044,906
T. Rowe Price Group, Inc.	6,337	523,436
Waddell & Reed Financial, Inc., Class A	13,514	668,402
		19,853,438
Chemicals — 1.9%
Akzo Nobel NV	25,726	1,911,569
Cabot Corp.	16,949	764,739
Chemtura Corp.(1)	3,640	95,550
Dow Chemical Co. (The)	94,879	4,671,842
E.I. du Pont de Nemours & Co.	24,370	1,897,204
Givaudan SA	840	1,613,300
Innophos Holdings, Inc.	1,676	94,074
Johnson Matthey plc	33,914	1,784,889
LSB Industries, Inc.(1)	2,633	98,948
LyondellBasell Industries NV, Class A	26,127	2,244,571
Mosaic Co. (The)	8,540	454,840
PolyOne Corp.	2,277	90,488
PPG Industries, Inc.	9,416	2,216,338
Sherwin-Williams Co. (The)	12,325	3,515,090
Trecora Resources(1)	3,406	49,149
Tronox Ltd., Class A	5,570	120,535
		21,623,126
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	2,601	80,865
ADT Corp. (The)	16,165	633,991
ARC Document Solutions, Inc.(1)	7,856	66,462
Brink's Co. (The)	4,850	136,479
Cintas Corp.	2,634	219,886
Clean Harbors, Inc.(1)	9,913	552,055

HNI Corp.	2,270	115,770
KAR Auction Services, Inc.	31,120	1,134,946
Multi-Color Corp.	4,400	300,432
Republic Services, Inc.	37,501	1,534,541
Stericycle, Inc.(1)	8,643	1,166,546
Tyco International plc	13,064	551,562
Waste Management, Inc.	4,068	221,625
		6,715,160
Communications Equipment — 1.4%
Aruba Networks, Inc.(1)	2,160	53,590
Cisco Systems, Inc.	156,980	4,632,480
CommScope Holding Co., Inc.(1)	1,972	62,118
Harris Corp.	4,011	311,574
Infinera Corp.(1)	6,165	105,113
Juniper Networks, Inc.	55,131	1,318,182
Motorola Solutions, Inc.	19,744	1,341,407
Palo Alto Networks, Inc.(1)	10,576	1,504,119
Polycom, Inc.(1)	5,604	77,447
QUALCOMM, Inc.	83,553	6,058,428
Riverbed Technology, Inc.(1)	4,606	96,450
		15,560,908
Construction and Engineering — 0.2%
Great Lakes Dredge & Dock Corp.(1)	7,286	44,445
Hyundai Development Co-Engineering & Construction	27,500	1,252,790
Larsen & Toubro Ltd.	38,070	1,083,460
Northwest Pipe Co.(1)	1,718	41,610
Promotora y Operadora de Infraestructura SAB de CV(1)	18,940	227,749
		2,650,054
Construction Materials — 0.3%
Cemex Latam Holdings SA(1)	72,640	435,844
Cemex SAB de CV ADR(1)	242,709	2,463,496
Headwaters, Inc.(1)	6,698	109,981
Titan Cement Co. SA	16,240	410,537
		3,419,858
Consumer Finance — 0.4%
Capital One Financial Corp.	13,420	1,056,288
Cash America International, Inc.	17,623	380,305
Discover Financial Services	42,496	2,591,406
		4,027,999
Containers and Packaging — 0.4%
Ball Corp.	38,906	2,789,949
Bemis Co., Inc.	8,975	437,980
Berry Plastics Group, Inc.(1)	9,763	334,969
Crown Holdings, Inc.(1)	2,081	110,293
Graphic Packaging Holding Co.(1)	15,439	232,975
Sonoco Products Co.	24,609	1,152,439
		5,058,605
Distributors — 0.1%
Core-Mark Holding Co., Inc.	858	60,334

LKQ Corp.(1)	36,271	891,360
		951,694
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.(1)	1,492	68,423
H&R Block, Inc.	40,559	1,385,090
Liberty Tax, Inc.(1)	2,211	62,836
Nord Anglia Education, Inc.(1)	4,627	99,064
Sotheby's	1,485	65,266
Steiner Leisure, Ltd.(1)	1,890	87,167
		1,767,846
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	11,049	1,628,733
Chailease Holding Co. Ltd.	238,000	578,237
Compass Diversified Holdings	3,959	65,324
MarketAxess Holdings, Inc.	1,372	109,197
ORIX Corp.	117,200	1,662,109
PHH Corp.(1)	1,230	29,864
		4,073,464
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	9,299	321,374
BT Group plc	191,900	1,350,079
CenturyLink, Inc.	12,214	462,422
Orange SA	67,830	1,237,254
Thaicom PCL	609,600	659,944
Verizon Communications, Inc.	11,915	589,197
		4,620,270
Electric Utilities — 0.5%
ALLETE, Inc.	1,712	93,886
Edison International	10,125	650,531
El Paso Electric Co.	1,228	46,443
Entergy Corp.	16,200	1,288,062
Great Plains Energy, Inc.	17,807	473,845
OGE Energy Corp.	5,869	190,801
Portland General Electric Co.	1,262	47,060
PPL Corp.	25,880	882,508
Southern Co. (The)	1,400	64,106
Westar Energy, Inc.	26,902	1,045,143
Xcel Energy, Inc.	34,068	1,201,919
		5,984,304
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,067	1,436,938
Eaton Corp. plc	15,890	1,128,349
Emerson Electric Co.	33,706	1,952,252
Generac Holdings, Inc.(1)	22,802	1,123,911
GrafTech International Ltd.(1)	7,300	28,470
Nidec Corp.	21,700	1,464,262
Schneider Electric SE	22,567	1,817,754
		8,951,936

Electronic Equipment, Instruments and Components — 0.8%
Belden, Inc.	1,829	162,379
Cognex Corp.(1)	1,543	68,957
Ingram Micro, Inc., Class A(1)	4,312	106,550
Keyence Corp.	5,100	2,604,890
Keysight Technologies, Inc.(1)	12,865	482,952
Largan Precision Co. Ltd.	7,000	598,922
LG Display Co. Ltd.	21,960	680,279
Littelfuse, Inc.	945	94,802
Mercury Systems, Inc.(1)	1,797	30,585
Methode Electronics, Inc.	3,280	127,559
Murata Manufacturing Co. Ltd.	12,500	1,540,752
PAX Global Technology Ltd.(1)	534,000	486,781
TE Connectivity Ltd.	28,223	2,035,725
		9,021,133
Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	9,200	575,092
Cameron International Corp.(1)	8,212	386,621
Forum Energy Technologies, Inc.(1)	1,239	24,198
Halliburton Co.	24,070	1,033,566
Helmerich & Payne, Inc.	2,299	154,171
Matrix Service Co.(1)	1,563	29,072
National Oilwell Varco, Inc.	37,948	2,062,474
Patterson-UTI Energy, Inc.	48,773	911,323
RigNet, Inc.(1)	1,330	42,054
Sapurakencana Petroleum Bhd	535,900	423,783
Schlumberger Ltd.	25,556	2,150,793
Weatherford International plc(1)	29,091	369,165
		8,162,312
Food and Staples Retailing — 1.5%
Alimentation Couche Tard, Inc., B Shares	18,630	718,911
BIM Birlesik Magazalar AS	33,811	633,442
Carrefour SA	27,313	903,643
Costco Wholesale Corp.	15,278	2,245,255
CP ALL PCL	429,900	531,890
CVS Health Corp.	22,190	2,304,875
Kroger Co. (The)	21,027	1,496,071
Magnit PJSC GDR	9,217	439,374
Natural Grocers by Vitamin Cottage, Inc.(1)	2,602	76,629
President Chain Store Corp.	82,000	637,506
Seven & I Holdings Co. Ltd.	31,200	1,192,838
Sysco Corp.	21,711	846,512
United Natural Foods, Inc.(1)	13,354	1,108,916
Village Super Market, Inc., Class A	1,085	29,979
Wal-Mart Stores, Inc.	27,064	2,271,481
Weis Markets, Inc.	388	18,302
Whole Foods Market, Inc.	24,875	1,405,189
		16,860,813

Food Products — 2.2%
Archer-Daniels-Midland Co.	33,679	1,612,551
Associated British Foods plc	45,421	2,191,351
BRF SA ADR	25,840	586,568
Bunge Ltd.	13,315	1,088,901
Campbell Soup Co.	7,106	331,069
ConAgra Foods, Inc.	68,554	2,398,019
Danone SA	2,026	141,314
General Mills, Inc.	9,127	490,941
Hain Celestial Group, Inc. (The)(1)	19,425	1,214,645
Hershey Co. (The)	16,134	1,674,386
Ingredion, Inc.	13,408	1,102,272
J&J Snack Foods Corp.	1,097	111,005
J.M. Smucker Co. (The)	4,799	553,565
Kellogg Co.	5,079	327,494
Kraft Foods Group, Inc.	5,369	343,938
Mead Johnson Nutrition Co.	21,547	2,257,264
Mondelez International, Inc., Class A	9,567	353,357
Nestle SA	38,840	3,031,097
Pilgrim's Pride Corp.	26,925	738,553
Pinnacle Foods, Inc.	6,188	224,624
Sanderson Farms, Inc.	11,221	956,141
Snyders-Lance, Inc.	687	21,194
TreeHouse Foods, Inc.(1)	1,291	107,876
Ulker Biskuvi Sanayi AS	73,920	573,103
Universal Robina Corp.	234,810	1,161,002
WhiteWave Foods Co., Class A(1)	22,326	914,250
		24,506,480
Gas Utilities — 0.2%
Atmos Energy Corp.	8,719	462,456
China Gas Holdings Ltd.	426,000	662,415
Infraestructura Energetica Nova SAB de CV	101,890	536,633
Laclede Group, Inc. (The)	15,142	783,750
South Jersey Industries, Inc.	817	46,308
		2,491,562
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	34,820	1,649,423
Becton Dickinson and Co.	1,948	285,811
Boston Scientific Corp.(1)	19,951	337,172
C.R. Bard, Inc.	14,458	2,445,426
Cantel Medical Corp.	959	43,539
Cardiovascular Systems, Inc.(1)	2,333	87,977
CareFusion Corp.(1)	9,368	562,829
Cie Generale d'Optique Essilor International SA	8,268	966,403
Coloplast A/S, B Shares	10,520	840,067
Cooper Cos., Inc. (The)	6,153	1,008,907
DENTSPLY International, Inc.	26,594	1,409,748
DexCom, Inc.(1)	1,595	96,880
Entellus Medical, Inc.(1)	2,277	49,525

Ginko International Co. Ltd.	38,000	387,704
GN Store Nord A/S	63,072	1,465,097
Haemonetics Corp.(1)	3,117	138,582
HeartWare International, Inc.(1)	421	35,882
Hill-Rom Holdings, Inc.	455	21,804
Insulet Corp.(1)	1,322	41,947
Intuitive Surgical, Inc.(1)	6,449	3,224,500
Medtronic plc	43,466	3,372,527
Neogen Corp.(1)	973	49,769
NuVasive, Inc.(1)	3,117	142,603
Orthofix International NV(1)	779	25,263
Smith & Nephew plc	80,280	1,469,932
St. Jude Medical, Inc.	20,895	1,393,279
STERIS Corp.	1,717	110,781
Stryker Corp.	3,814	361,377
Teleflex, Inc.	26,314	3,202,151
Utah Medical Products, Inc.	1,366	81,140
West Pharmaceutical Services, Inc.	1,533	83,886
Zimmer Holdings, Inc.	4,142	498,655
		25,890,586
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	946	59,816
Adeptus Health, Inc., Class A(1)	1,637	72,601
Aetna, Inc.	24,202	2,409,309
Air Methods Corp.(1)	956	50,658
AmerisourceBergen Corp.	25,621	2,632,814
AMN Healthcare Services, Inc.(1)	3,806	85,863
Anthem, Inc.	7,620	1,115,949
Cardinal Health, Inc.	23,497	2,067,501
Catamaran Corp.(1)	26,457	1,321,527
Cigna Corp.	2,808	341,537
ExamWorks Group, Inc.(1)	4,931	199,212
Express Scripts Holding Co.(1)	29,299	2,484,262
Fresenius Medical Care AG & Co. KGaA	10,180	833,548
Hanger, Inc.(1)	2,465	63,819
HCA Holdings, Inc.(1)	16,953	1,212,818
HealthSouth Corp.	574	24,946
Healthways, Inc.(1)	2,664	59,620
Humana, Inc.	2,379	391,060
LifePoint Hospitals, Inc.(1)	12,432	894,607
Magellan Health, Inc.(1)	364	23,322
Molina Healthcare, Inc.(1)	829	52,799
National Healthcare Corp.	408	25,708
Owens & Minor, Inc.	685	24,427
PT Siloam International Hospitals Tbk(1)	227,900	215,557
Quest Diagnostics, Inc.	9,570	671,240
Team Health Holdings, Inc.(1)	27,192	1,611,670
WellCare Health Plans, Inc.(1)	378	34,326
		18,980,516

Health Care Technology — 0.2%
Cerner Corp.(1)	22,660	1,632,880
HMS Holdings Corp.(1)	4,828	84,683
Inovalon Holdings, Inc.(1)	1,187	36,868
MedAssets, Inc.(1)	6,056	116,336
Medidata Solutions, Inc.(1)	1,704	81,979
		1,952,746
Hotels, Restaurants and Leisure — 2.1%
Accor SA	40,800	2,137,901
Alsea SAB de CV(1)	132,384	407,949
Brinker International, Inc.	5,345	317,814
Buffalo Wild Wings, Inc.(1)	554	105,880
Carnival Corp.	10,692	470,341
Carnival plc	32,460	1,464,313
Chipotle Mexican Grill, Inc.(1)	5,474	3,640,046
ClubCorp Holdings, Inc.	4,338	77,216
Dave & Buster's Entertainment, Inc.(1)	1,812	56,534
El Pollo Loco Holdings, Inc.(1)	3,453	84,909
Galaxy Entertainment Group Ltd.	138,000	701,050
Hyatt Hotels Corp., Class A(1)	4,373	264,741
International Game Technology	11,565	206,320
Jack in the Box, Inc.	2,507	242,402
La Quinta Holdings, Inc.(1)	45,198	1,003,848
Las Vegas Sands Corp.	36,981	2,104,219
Marriott International, Inc., Class A	30,651	2,547,098
MGM Resorts International(1)	44,483	966,616
Panera Bread Co., Class A(1)	2,857	461,206
Papa John's International, Inc.	14,133	873,985
Papa Murphy's Holdings, Inc.(1)	2,471	33,013
Peak Resorts, Inc.	2,325	16,973
Red Robin Gourmet Burgers, Inc.(1)	1,214	101,333
SeaWorld Entertainment, Inc.	12,103	226,810
Starbucks Corp.	6,482	605,970
Texas Roadhouse, Inc.	3,183	119,808
Vail Resorts, Inc.	1,924	168,946
Whitbread plc	26,441	2,145,141
Wyndham Worldwide Corp.	15,282	1,397,997
Wynn Resorts Ltd.	1,033	147,202
		23,097,581
Household Durables — 0.6%
Cavco Industries, Inc.(1)	1,079	77,321
Century Communities, Inc.(1)	2,421	44,910
Coway Co. Ltd.	6,350	498,720
Electrolux AB	50,020	1,633,735
Harman International Industries, Inc.	13,026	1,797,458
Libbey, Inc.	1,102	41,909
Mohawk Industries, Inc.(1)	6,574	1,211,917
PulteGroup, Inc.	8,277	186,729
Toll Brothers, Inc.(1)	9,892	378,962

Whirlpool Corp.	5,930	1,256,863
		7,128,524
Household Products — 1.1%
Central Garden and Pet Co.(1)	210	2,033
Church & Dwight Co., Inc.	14,984	1,275,738
Energizer Holdings, Inc.	11,370	1,521,647
Henkel AG & Co. KGaA Preference Shares	8,260	978,409
Kimberly-Clark Corp.	6,166	676,163
LG Household & Health Care Ltd.	1,160	708,123
Procter & Gamble Co. (The)	28,233	2,403,475
Reckitt Benckiser Group plc	28,860	2,610,954
Spectrum Brands Holdings, Inc.	5,837	546,810
Unicharm Corp.	45,300	1,253,253
		11,976,605
Industrial Conglomerates — 0.6%
3M Co.	32,334	5,453,129
General Electric Co.	39,005	1,013,740
Koninklijke Philips Electronics NV	27,172	813,991
		7,280,860
Insurance — 2.1%
ACE Ltd.	4,241	483,516
Aflac, Inc.	3,770	234,683
AIA Group Ltd.	122,600	721,614
Allied World Assurance Co. Holdings Ltd.	1,178	47,650
Allstate Corp. (The)	16,324	1,152,474
American International Group, Inc.	69,233	3,830,662
Amtrust Financial Services, Inc.	23,721	1,278,562
Argo Group International Holdings Ltd.	1,219	58,393
Arthur J Gallagher & Co.	3,395	159,531
Aspen Insurance Holdings Ltd.	19,244	882,337
Atlas Financial Holdings, Inc.(1)	2,654	47,719
Baldwin & Lyons, Inc., Class B	1,788	41,535
BB Seguridade Participacoes SA	51,900	592,359
Brown & Brown, Inc.	10,400	334,256
Chubb Corp. (The)	3,009	302,254
CNO Financial Group, Inc.	2,430	39,512
Discovery Holdings Ltd.	91,415	938,637
Endurance Specialty Holdings Ltd.	2,034	129,301
Hanover Insurance Group, Inc. (The)	15,513	1,089,633
HCC Insurance Holdings, Inc.	10,320	576,682
Infinity Property & Casualty Corp.	602	46,685
James River Group Holdings Ltd.(1)	3,452	75,840
MetLife, Inc.	23,326	1,185,661
Ping An Insurance Group Co., H Shares	144,000	1,601,382
Platinum Underwriters Holdings Ltd.	258	19,698
Powszechny Zaklad Ubezpieczen SA	5,025	662,481
Principal Financial Group, Inc.	8,590	439,550
Prudential Financial, Inc.	14,260	1,152,921
Prudential plc	72,080	1,813,320

Reinsurance Group of America, Inc.	5,745	513,086
RenaissanceRe Holdings Ltd.	2,086	213,878
St. James's Place plc	104,434	1,528,465
Torchmark Corp.	4,028	214,491
Travelers Cos., Inc. (The)	9,042	971,472
United Fire Group, Inc.	95	2,740
Unum Group	12,794	429,367
Validus Holdings Ltd.	1,834	76,368
		23,888,715
Internet and Catalog Retail — 1.0%
Expedia, Inc.	45,718	4,194,627
Priceline Group, Inc. (The)(1)	1,282	1,586,449
Rakuten, Inc.	89,496	1,490,291
Shutterfly, Inc.(1)	994	47,722
TripAdvisor, Inc.(1)	16,185	1,444,511
Vipshop Holdings Ltd. ADR(1)	80,680	1,972,626
		10,736,226
Internet Software and Services — 2.6%
Alibaba Group Holding Ltd. ADR(1)	3,949	336,139
Baidu, Inc. ADR(1)	12,370	2,520,388
comScore, Inc.(1)	3,150	162,509
CoStar Group, Inc.(1)	14,827	2,952,945
Cvent, Inc.(1)	2,681	77,615
eBay, Inc.(1)	31,556	1,827,408
Envestnet, Inc.(1)	3,878	208,947
Everyday Health, Inc.(1)	2,534	36,236
Facebook, Inc., Class A(1)	57,234	4,519,769
Google, Inc., Class A(1)	6,342	3,568,199
LinkedIn Corp., Class A(1)	11,985	3,202,392
Pandora Media, Inc.(1)	56,482	835,934
PChome Online, Inc.	45,000	533,775
Q2 Holdings, Inc.(1)	4,952	98,099
TechTarget, Inc.(1)	4,647	56,415
Tencent Holdings Ltd.	289,000	5,063,965
Twitter, Inc.(1)	30,818	1,481,729
VeriSign, Inc.(1)	14,899	953,834
Yelp, Inc.(1)	23,644	1,134,912
		29,571,210
IT Services — 2.5%
Accenture plc, Class A	12,918	1,163,008
Alliance Data Systems Corp.(1)	18,336	5,106,759
Amdocs Ltd.	15,890	834,225
Cielo SA	41,100	647,320
Cognizant Technology Solutions Corp., Class A(1)	28,707	1,793,757
EVERTEC, Inc.	8,333	173,743
Fidelity National Information Services, Inc.	5,310	358,903
Fiserv, Inc.(1)	21,085	1,646,106
HCL Technologies Ltd.	35,990	1,177,442
Heartland Payment Systems, Inc.	1,882	92,274

International Business Machines Corp.	15,434	2,499,382
MoneyGram International, Inc.(1)	1,889	16,047
QIWI plc ADR	17,480	411,829
Tata Consultancy Services Ltd.	28,990	1,248,791
Teradata Corp.(1)	21,101	939,417
VeriFone Systems, Inc.(1)	2,531	89,066
Virtusa Corp.(1)	3,806	149,804
Visa, Inc., Class A	29,096	7,894,036
WEX, Inc.(1)	1,052	112,553
Wirecard AG	27,144	1,252,685
		27,607,147
Leisure Products — 0.2%
Brunswick Corp.	4,321	234,371
Malibu Boats, Inc.(1)	2,261	45,785
Mattel, Inc.	14,928	392,905
Polaris Industries, Inc.	11,368	1,743,056
		2,416,117
Life Sciences Tools and Services — 0.3%
Bio-Rad Laboratories, Inc., Class A(1)	5,340	679,141
Charles River Laboratories International, Inc.(1)	1,192	91,391
Illumina, Inc.(1)	5,425	1,060,370
Mettler-Toledo International, Inc.(1)	2,675	840,405
PAREXEL International Corp.(1)	1,046	67,425
Waters Corp.(1)	6,691	805,463
		3,544,195
Machinery — 2.6%
Albany International Corp., Class A	3,061	115,430
Altra Industrial Motion Corp.	490	13,377
Briggs & Stratton Corp.	534	11,129
Caterpillar, Inc.	57,173	4,739,642
CSR Corp. Ltd., H Shares	684,000	885,448
Cummins, Inc.	8,783	1,249,206
Dynamic Materials Corp.	2,940	47,481
EnPro Industries, Inc.	1,361	89,513
Flowserve Corp.	29,773	1,849,796
Global Brass & Copper Holdings, Inc.	7,567	106,241
Graham Corp.	108	2,444
Ingersoll-Rand plc	57,266	3,847,702
John Bean Technologies Corp.	2,944	101,745
Kennametal, Inc.	828	28,980
Kubota Corp.	105,000	1,706,771
Middleby Corp.(1)	33,566	3,578,471
Oshkosh Corp.	14,321	698,722
Parker-Hannifin Corp.	25,657	3,147,857
Pentair plc	3,395	225,666
Rexnord Corp.(1)	1,497	41,272
Snap-On, Inc.	9,139	1,345,535
Stanley Black & Decker, Inc.	17,668	1,737,471
WABCO Holdings, Inc.(1)	21,008	2,454,365

Wabtec Corp.	13,810	1,310,431
		29,334,695
Media — 1.9%
Cablevision Systems Corp., Class A	15,900	298,602
Charter Communications, Inc., Class A(1)	16,085	2,904,951
Comcast Corp., Class A	133,607	7,933,584
Cumulus Media, Inc., Class A(1)	21,717	86,651
Cyfrowy Polsat SA	27,872	181,059
DIRECTV(1)	2,612	231,423
Entercom Communications Corp., Class A(1)	5,962	67,847
Entravision Communications Corp., Class A	27,791	190,646
Journal Communications, Inc., Class A(1)	1,410	16,751
Markit Ltd.(1)	11,509	306,715
Naspers Ltd., N Shares	7,523	1,104,123
Nexstar Broadcasting Group, Inc., Class A	1,556	84,849
Omnicom Group, Inc.	5,555	441,845
Scripps Networks Interactive, Inc., Class A	10,747	777,008
Sirius XM Holdings, Inc.(1)	282,026	1,097,081
Time Warner Cable, Inc.	7,368	1,135,040
Time Warner, Inc.	16,410	1,343,323
Townsquare Media, Inc.(1)	1,440	19,051
Walt Disney Co. (The)	34,450	3,585,556
		21,806,105
Metals and Mining — 0.5%
Alcoa, Inc.	66,582	984,748
BHP Billiton Ltd.	16,812	442,057
Compass Minerals International, Inc.	1,261	114,335
Grupo Mexico SAB de CV	192,670	586,496
Haynes International, Inc.	1,788	72,199
Horsehead Holding Corp.(1)	15,079	193,614
MMC Norilsk Nickel OJSC ADR	27,150	490,872
Newmont Mining Corp.	7,947	209,245
Nucor Corp.	8,214	386,304
Rio Tinto plc	37,281	1,837,197
United States Steel Corp.	17,126	410,168
		5,727,235
Multi-Utilities — 0.1%
Ameren Corp.	996	42,240
Avista Corp.	1,232	42,011
Black Hills Corp.	611	31,057
NorthWestern Corp.	5,823	315,549
PG&E Corp.	5,815	312,440
		743,297
Multiline Retail — 1.2%
Big Lots, Inc.	6,703	319,800
Burlington Stores, Inc.(1)	20,079	1,115,790
Dillard's, Inc., Class A	8,936	1,163,110
Dollar Tree, Inc.(1)	23,661	1,885,309
Kohl's Corp.	17,258	1,273,640

Lojas Americanas SA Preference Shares	60,500	355,701
Macy's, Inc.	82,650	5,266,458
PT Matahari Department Store Tbk	714,300	986,480
Target Corp.	8,658	665,194
		13,031,482
Oil, Gas and Consumable Fuels — 3.3%
Aegean Marine Petroleum Network, Inc.	3,956	57,995
Antero Midstream Partners LP	1,729	44,954
Antero Resources Corp.(1)	33,593	1,325,244
Apache Corp.	8,269	544,431
Ardmore Shipping Corp.	5,815	61,464
BG Group plc	124,896	1,847,223
Cabot Oil & Gas Corp.	25,813	748,577
Carrizo Oil & Gas, Inc.(1)	2,403	114,359
Chevron Corp.	31,487	3,359,033
CNOOC Ltd.	665,000	955,169
Concho Resources, Inc.(1)	31,867	3,470,954
Delek US Holdings, Inc.	476	17,745
Devon Energy Corp.	9,086	559,607
Diamondback Energy, Inc.(1)	1,166	83,031
EOG Resources, Inc.	17,817	1,598,541
Euronav NV(1)	2,954	36,246
Exxon Mobil Corp.	78,243	6,927,635
Gulfport Energy Corp.(1)	19,733	903,969
Imperial Oil Ltd.	52,471	2,024,799
Marathon Petroleum Corp.	7,349	771,645
Noble Energy, Inc.	7,470	352,808
Nordic American Tanker Shipping Ltd.	2,238	22,895
Northern Tier Energy LP	3,118	76,547
NovaTek OAO GDR	4,352	364,915
Oasis Petroleum, Inc.(1)	35,874	514,074
Occidental Petroleum Corp.	34,964	2,722,996
PDC Energy, Inc.(1)	378	19,535
Phillips 66	2,483	194,816
Scorpio Tankers, Inc.	7,253	62,811
Southwestern Energy Co.(1)	2,884	72,331
Statoil ASA	44,610	840,869
Tesoro Corp.	6,263	575,194
Total SA	32,190	1,737,532
Total SA ADR	29,630	1,589,057
Ultrapar Participacoes SA	26,400	554,086
Valero Energy Corp.	29,759	1,835,833
Western Refining, Inc.	756	35,608
		37,024,528
Paper and Forest Products†
KapStone Paper and Packaging Corp.	3,281	113,063
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	27,624	2,283,676
Hypermarcas SA(1)	78,800	530,191
		2,813,867

Pharmaceuticals — 4.0%
AbbVie, Inc.	65,616	3,969,768
Aerie Pharmaceuticals, Inc.(1)	2,332	65,576
Akorn, Inc.(1)	1,309	70,437
Aspen Pharmacare Holdings Ltd.	29,379	1,042,046
Bayer AG	15,980	2,361,374
Catalent, Inc.(1)	12,816	358,464
Eli Lilly & Co.	6,500	456,105
Endo International plc(1)	25,120	2,150,272
Hospira, Inc.(1)	2,825	247,301
Jazz Pharmaceuticals plc(1)	5,599	952,334
Johnson & Johnson	65,819	6,747,106
Lannett Co., Inc.(1)	818	51,043
Medicines Co. (The)(1)	1,582	45,506
Merck & Co., Inc.	75,844	4,439,908
Mylan, Inc.(1)	20,635	1,182,901
Nektar Therapeutics(1)	2,542	33,224
Novartis AG	38,018	3,886,143
Novo Nordisk A/S, B Shares	16,250	779,066
Ono Pharmaceutical Co. Ltd.	9,600	954,984
Pacira Pharmaceuticals, Inc.(1)	7,896	906,224
Pfizer, Inc.	94,119	3,230,164
Roche Holding AG	12,448	3,379,181
Salix Pharmaceuticals Ltd.(1)	3,251	511,057
Shire plc	24,970	2,033,510
Teva Pharmaceutical Industries Ltd. ADR	32,002	1,824,754
Zoetis, Inc.	77,238	3,559,899
		45,238,347
Professional Services — 0.4%
Adecco SA	28,711	2,258,693
CDI Corp.	3,446	63,406
Huron Consulting Group, Inc.(1)	1,611	107,373
Kforce, Inc.	3,733	88,099
Korn/Ferry International(1)	2,989	91,464
Nielsen NV	44,641	2,018,220
On Assignment, Inc.(1)	2,415	92,277
		4,719,532
Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	8,773	299,686
Alexandria Real Estate Equities, Inc.	6,301	604,329
Annaly Capital Management, Inc.	12,621	134,035
Apartment Investment & Management Co., Class A	11,133	419,491
Apollo Commercial Real Estate Finance, Inc.	2,963	50,638
Armada Hoffler Properties, Inc.	5,118	55,274
Associated Estates Realty Corp.	1,745	41,793
AvalonBay Communities, Inc.	5,640	949,438
Blackstone Mortgage Trust, Inc., Class A	1,058	30,587
Boston Properties, Inc.	9,330	1,282,035
Brixmor Property Group, Inc.	17,970	456,438

Campus Crest Communities, Inc.	9,110	70,967
Capstead Mortgage Corp.	2,497	29,889
CBL & Associates Properties, Inc.	1,291	25,846
Chatham Lodging Trust	2,065	59,926
Colony Financial, Inc.	43	1,084
Corporate Office Properties Trust	10,052	295,529
Corrections Corp. of America	20,081	801,031
CubeSmart	11,626	269,723
DCT Industrial Trust, Inc.	5,568	200,893
DDR Corp.	15,424	292,131
DiamondRock Hospitality Co.	2,085	30,191
Duke Realty Corp.	26,837	573,238
DuPont Fabros Technology, Inc.	4,504	141,020
Easterly Government Properties, Inc.(1)	2,299	37,014
Education Realty Trust, Inc.	1,661	58,235
Empire State Realty Trust, Inc.	13,728	242,986
EPR Properties	469	28,614
Equity Lifestyle Properties, Inc.	1,390	74,879
Equity One, Inc.	9,028	241,770
Equity Residential	13,504	1,040,213
Essex Property Trust, Inc.	3,079	684,862
Excel Trust, Inc.	3,419	46,840
Extra Space Storage, Inc.	6,623	435,661
First Industrial Realty Trust, Inc.	1,325	28,196
General Growth Properties, Inc.	30,920	896,989
Geo Group, Inc. (The)	3,558	153,528
Hatteras Financial Corp.	2,424	44,480
HCP, Inc.	2,524	106,917
Health Care REIT, Inc.	12,739	982,304
Healthcare Realty Trust, Inc.	736	21,005
Healthcare Trust of America, Inc., Class A	7,956	220,779
Hersha Hospitality Trust	2,589	17,372
Highwoods Properties, Inc.	677	30,878
Hospitality Properties Trust	24,097	742,429
Host Hotels & Resorts, Inc.	77,811	1,634,031
Hudson Pacific Properties, Inc.	12,200	389,912
Kilroy Realty Corp.	5,759	425,993
Kimco Realty Corp.	21,578	567,070
Kite Realty Group Trust	18,495	523,778
LaSalle Hotel Properties	27,661	1,076,566
Lexington Realty Trust	5,970	64,655
Macerich Co. (The)	4,270	357,186
Mack-Cali Realty Corp.	1,473	27,707
Medical Properties Trust, Inc.	3,533	53,490
MFA Financial, Inc.	6,446	51,310
National Retail Properties, Inc.	8,248	331,900
New Residential Investment Corp.	2,187	33,046
Omega Healthcare Investors, Inc.	5,732	229,624
Outfront Media, Inc.	2,199	65,860

Pebblebrook Hotel Trust	8,932	433,917
Pennsylvania Real Estate Investment Trust	1,658	37,769
PennyMac Mortgage Investment Trust	2,443	52,378
Piedmont Office Realty Trust, Inc., Class A	30,197	553,511
Post Properties, Inc.	1,888	107,371
Potlatch Corp.	2,852	113,880
ProLogis, Inc.	19,554	835,151
Public Storage	3,793	748,055
Rayonier, Inc.	14,023	384,370
Regency Centers Corp.	6,518	427,776
Rexford Industrial Realty, Inc.	1,493	23,948
RLJ Lodging Trust	9,132	290,489
Rouse Properties, Inc.	3,212	55,503
Sabra Health Care REIT, Inc.	965	31,546
Simon Property Group, Inc.	18,702	3,560,113
SL Green Realty Corp.	4,732	600,633
Summit Hotel Properties, Inc.	4,378	57,483
Sun Communities, Inc.	1,924	130,043
Sunstone Hotel Investors, Inc.	2,043	35,650
Taubman Centers, Inc.	2,752	199,080
Two Harbors Investment Corp.	6,209	64,822
UDR, Inc.	11,552	368,971
Urstadt Biddle Properties, Inc., Class A	2,894	65,752
Ventas, Inc.	12,947	964,163
Vornado Realty Trust	7,204	792,728
Washington Real Estate Investment Trust	1,692	47,951
Weyerhaeuser Co.	19,220	674,814
		30,741,158
Real Estate Management and Development — 0.5%
China Overseas Land & Investment Ltd.	264,000	805,023
Corp. Inmobiliaria Vesta SAB de CV	187,350	361,208
Daito Trust Construction Co. Ltd.	10,800	1,167,799
Forest City Enterprises, Inc., Class A(1)	9,483	239,446
Guangzhou R&F Properties Co. Ltd.	365,600	425,193
Jones Lang LaSalle, Inc.	16,414	2,646,758
		5,645,427
Road and Rail — 0.9%
Canadian Pacific Railway Ltd., New York Shares	18,150	3,405,303
Celadon Group, Inc.	1,285	33,731
CJ Korea Express Co. Ltd.(1)	4,790	789,932
Heartland Express, Inc.	11,299	284,396
Kansas City Southern	15,382	1,781,851
Marten Transport Ltd.	1,902	44,107
Saia, Inc.(1)	2,313	106,468
Swift Transportation Co.(1)	2,809	79,439
Union Pacific Corp.	31,532	3,792,038
Werner Enterprises, Inc.	11,540	370,088
		10,687,353

Semiconductors and Semiconductor Equipment — 2.8%
Altera Corp.	38,404	1,421,332
Applied Materials, Inc.	85,161	2,133,283
ARM Holdings plc	56,620	1,013,115
ASML Holding NV	17,675	1,910,870
Avago Technologies Ltd.	27,714	3,536,861
Broadcom Corp., Class A	47,462	2,146,706
Cavium, Inc.(1)	1,457	99,790
Exar Corp.(1)	8,632	92,535
Fairchild Semiconductor International, Inc.(1)	5,339	93,112
Formfactor, Inc.(1)	7,680	75,418
Freescale Semiconductor Ltd.(1)	21,017	758,924
Intel Corp.	83,445	2,774,546
Kulicke & Soffa Industries, Inc.(1)	5,983	95,728
Lam Research Corp.	6,375	525,683
M/A-COM Technology Solutions Holdings, Inc.(1)	2,348	79,175
Maxim Integrated Products, Inc.	7,815	268,797
MediaTek, Inc.	40,000	603,384
Microchip Technology, Inc.	34,327	1,759,945
Micron Technology, Inc.(1)	14,680	450,236
Nanometrics, Inc.(1)	2,652	47,418
NXP Semiconductors NV(1)	43,770	3,715,854
Photronics, Inc.(1)	9,145	75,995
Qorvo, Inc.(1)	2,306	160,036
Semtech Corp.(1)	1,912	55,314
SK Hynix, Inc.	8,480	360,046
Spansion, Inc., Class A(1)	4,056	146,340
Synaptics, Inc.(1)	1,847	158,750
Taiwan Semiconductor Manufacturing Co. Ltd.	716,425	3,424,206
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,774	1,147,366
Teradyne, Inc.	30,513	589,511
Texas Instruments, Inc.	23,003	1,352,576
Xilinx, Inc.	16,182	685,631
		31,758,483
Software — 3.2%
AVG Technologies NV(1)	971	21,915
Barracuda Networks, Inc.(1)	2,564	97,663
BroadSoft, Inc.(1)	3,384	106,461
Electronic Arts, Inc.(1)	166,771	9,535,966
ePlus, Inc.(1)	943	78,429
FireEye, Inc.(1)	1,223	54,142
Intuit, Inc.	66,004	6,443,970
Manhattan Associates, Inc.(1)	2,590	129,111
Mavenir Systems, Inc.(1)	3,789	55,206
Mentor Graphics Corp.	7,410	173,839
Microsoft Corp.	115,309	5,056,300
Monotype Imaging Holdings, Inc.	3,603	115,332
NetSuite, Inc.(1)	19,329	1,863,702
Oracle Corp.	179,131	7,849,520

QLIK Technologies, Inc.(1)	3,847	124,797
Splunk, Inc.(1)	30,528	2,053,008
Symantec Corp.	13,185	331,735
Synopsys, Inc.(1)	23,414	1,086,644
Take-Two Interactive Software, Inc.(1)	2,502	66,278
Tyler Technologies, Inc.(1)	601	71,741
Ultimate Software Group, Inc.(1)	586	96,482
Verint Systems, Inc.(1)	2,673	162,719
		35,574,960
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	10,160	1,574,089
AutoZone, Inc.(1)	5,149	3,309,159
Bed Bath & Beyond, Inc.(1)	47,340	3,534,404
Boot Barn Holdings, Inc.(1)	166	4,085
Destination Maternity Corp.	2,333	38,215
Foot Locker, Inc.	22,788	1,280,002
Gap, Inc. (The)	38,082	1,584,211
Inditex SA	48,525	1,525,069
Kirkland's, Inc.(1)	5,238	124,507
Lowe's Cos., Inc.	23,162	1,716,073
MarineMax, Inc.(1)	883	22,384
Mr Price Group Ltd.	45,850	1,060,133
Nitori Holdings Co. Ltd.	13,500	893,793
O'Reilly Automotive, Inc.(1)	10,201	2,123,134
Office Depot, Inc.(1)	2,151	20,155
Penske Automotive Group, Inc.	1,936	95,503
Restoration Hardware Holdings, Inc.(1)	11,915	1,049,711
Ross Stores, Inc.	17,600	1,862,256
Sally Beauty Holdings, Inc.(1)	27,595	924,984
Select Comfort Corp.(1)	3,266	104,839
Signet Jewelers Ltd.	18,015	2,159,638
TJX Cos., Inc. (The)	38,959	2,674,146
Tractor Supply Co.	20,146	1,775,266
		29,455,756
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	130,108	16,713,674
EMC Corp.	26,523	767,576
Hewlett-Packard Co.	51,051	1,778,617
Nimble Storage, Inc.(1)	4,411	111,422
Samsung Electronics Co. Ltd.	2,120	2,621,147
SanDisk Corp.	5,728	457,839
Silicon Graphics International Corp.(1)	9,797	90,426
Super Micro Computer, Inc.(1)	2,667	107,160
Western Digital Corp.	29,636	3,170,459
		25,818,320
Textiles, Apparel and Luxury Goods — 1.3%
Burberry Group plc	59,269	1,712,927
Culp, Inc.	3,518	76,481
Eclat Textile Co. Ltd.	72,000	823,087

Hanesbrands, Inc.	18,065	2,304,010
Kate Spade & Co.(1)	28,959	997,638
Lululemon Athletica, Inc.(1)	4,878	333,850
Luxottica Group SpA	27,647	1,706,252
LVMH Moet Hennessy Louis Vuitton SA	5,090	933,569
Michael Kors Holdings Ltd.(1)	2,606	175,670
Movado Group, Inc.	2,277	58,496
Pandora A/S	23,790	2,170,868
Ralph Lauren Corp.	2,303	316,455
Shenzhou International Group Holdings Ltd.	193,000	763,957
Skechers U.S.A., Inc., Class A(1)	2,480	168,987
Under Armour, Inc., Class A(1)	26,306	2,025,825
		14,568,072
Thrifts and Mortgage Finance — 0.1%
Astoria Financial Corp.	2,645	34,702
Capitol Federal Financial, Inc.	7,284	90,394
EverBank Financial Corp.	34,112	613,334
Nationstar Mortgage Holdings, Inc.(1)	9,612	256,160
People's United Financial, Inc.	17,643	266,939
Radian Group, Inc.	1,245	19,683
		1,281,212
Tobacco — 0.6%
Altria Group, Inc.	7,530	423,864
Japan Tobacco, Inc.	23,000	725,233
Lorillard, Inc.	18,033	1,233,818
Philip Morris International, Inc.	46,212	3,833,747
		6,216,662
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	2,721	119,207
Ashtead Group plc	101,972	1,873,412
Bunzl plc	35,210	1,030,646
COSON Co. Ltd.(1)	21,390	366,391
Daewoo International Corp.	24,040	635,197
Kaman Corp.	712	29,548
United Rentals, Inc.(1)	6,370	592,792
Wolseley plc	16,800	1,029,946
		5,677,139
Transportation Infrastructure — 0.1%
TAV Havalimanlari Holding AS	87,190	696,839
Water Utilities†
Artesian Resources Corp., Class A	1,334	28,975
Wireless Telecommunication Services — 1.2%
Axiata Group Bhd	347,500	690,372
Bharti Infratel Ltd.	176,361	1,049,092
China Mobile Ltd.	129,000	1,753,088
MTN Group Ltd.	29,060	514,718
PT Tower Bersama Infrastructure Tbk	1,044,300	749,391
RingCentral, Inc., Class A(1)	5,593	88,202
Rogers Communications, Inc., Class B	7,506	265,451

SBA Communications Corp., Class A(1)	64,366	8,027,084
		13,137,398
TOTAL COMMON STOCKS (Cost $690,933,579)		902,102,126
CORPORATE BONDS — 8.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	85,600
Bombardier, Inc., 5.50%, 9/15/18(2)(3)	70,000	70,525
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	120,000
Bombardier, Inc., 7.50%, 3/15/25(2)(3)	80,000	80,500
KLX, Inc., 5.875%, 12/1/22(2)	70,000	71,662
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	98,197
Raytheon Co., 2.50%, 12/15/22	10,000	9,927
TransDigm, Inc., 6.00%, 7/15/22	130,000	132,275
United Technologies Corp., 6.05%, 6/1/36	116,000	155,856
		824,542
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)(3)	80,000	80,300
Auto Components†
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	157,312
Dana Holding Corp., 6.75%, 2/15/21	65,000	69,225
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	53,438
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	149,850
UCI International, Inc., 8.625%, 2/15/19	75,000	69,563
		499,388
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,244
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,670
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	50,000	51,241
FCA US LLC / CG Co-Issuer, Inc., 8.00%, 6/15/19	345,000	366,190
Ford Motor Co., 4.75%, 1/15/43	30,000	33,194
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	87,531
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	153,742
General Motors Co., 3.50%, 10/2/18	125,000	129,375
General Motors Co., 4.875%, 10/2/23	130,000	142,294
General Motors Financial Co., Inc., 3.25%, 5/15/18	125,000	127,969
		1,172,450
Banks — 0.5%
Bank of America Corp., 3.75%, 7/12/16	100,000	103,443
Bank of America Corp., 6.50%, 8/1/16	10,000	10,725
Bank of America Corp., 5.75%, 12/1/17	140,000	154,916
Bank of America Corp., 5.70%, 1/24/22	170,000	198,497
Bank of America Corp., MTN, 4.00%, 4/1/24	30,000	31,733
Bank of America Corp., MTN, 4.20%, 8/26/24	80,000	82,952
Bank of America Corp., MTN, 4.00%, 1/22/25	70,000	71,003
Bank of America Corp., MTN, 5.00%, 1/21/44	40,000	46,322
Bank of America N.A., 5.30%, 3/15/17	510,000	547,639
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	82,271
Barclays Bank plc, 7.625%, 11/21/22	100,000	114,625
BB&T Corp., MTN, 3.20%, 3/15/16	105,000	107,483

BB&T Corp., MTN, 2.05%, 6/19/18	40,000	40,387
Capital One Financial Corp., 1.00%, 11/6/15	40,000	40,060
Capital One Financial Corp., 3.20%, 2/5/25	40,000	39,533
Citigroup, Inc., 5.50%, 2/15/17	80,000	85,907
Citigroup, Inc., 1.75%, 5/1/18	160,000	159,229
Citigroup, Inc., 4.50%, 1/14/22	240,000	264,682
Citigroup, Inc., 4.05%, 7/30/22	30,000	31,308
Citigroup, Inc., 3.75%, 6/16/24	80,000	83,252
Citigroup, Inc., 6.00%, 10/31/33	60,000	71,067
Citigroup, Inc., 5.30%, 5/6/44	20,000	22,461
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	54,036
Fifth Third Bancorp, 4.30%, 1/16/24	40,000	42,779
HSBC Holdings plc, 5.10%, 4/5/21	70,000	79,588
HSBC Holdings plc, 4.00%, 3/30/22	30,000	32,417
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	130,000	134,118
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	537,908
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	33,382
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,973
JPMorgan Chase & Co., 3.875%, 9/10/24	70,000	71,459
JPMorgan Chase & Co., 3.125%, 1/23/25	110,000	108,943
KeyCorp, MTN, 2.30%, 12/13/18	80,000	81,226
KFW, 2.00%, 6/1/16	160,000	162,978
KFW, 2.00%, 10/4/22	50,000	50,206
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	276,238
Regions Bank, 6.45%, 6/26/37	175,000	220,141
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	300,000	331,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	156,875
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	110,000	113,899
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	29,845
U.S. Bancorp, 3.44%, 2/1/16	70,000	71,501
U.S. Bancorp, MTN, 3.00%, 3/15/22	50,000	51,589
U.S. Bancorp, MTN, 2.95%, 7/15/22	20,000	20,191
U.S. Bancorp, MTN, 3.60%, 9/11/24	90,000	93,627
Wells Fargo & Co., 3.68%, 6/15/16	90,000	93,384
Wells Fargo & Co., 4.125%, 8/15/23	100,000	106,843
Wells Fargo & Co., MTN, 2.10%, 5/8/17	10,000	10,219
Wells Fargo & Co., MTN, 4.60%, 4/1/21	100,000	111,838
Wells Fargo & Co., MTN, 4.10%, 6/3/26	70,000	73,448
Wells Fargo & Co., MTN, 4.65%, 11/4/44	30,000	32,250
		5,612,896
Beverages†
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	180,000	217,898
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	130,000	128,151
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	101,837
		447,886
Biotechnology†
Amgen, Inc., 2.125%, 5/15/17	120,000	122,263
Amgen, Inc., 4.10%, 6/15/21	40,000	43,357
Amgen, Inc., 5.375%, 5/15/43	70,000	84,037

Celgene Corp., 3.25%, 8/15/22	50,000	51,150
Celgene Corp., 3.625%, 5/15/24	50,000	52,340
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	44,520
		397,667
Building Products†
Masco Corp., 5.95%, 3/15/22	115,000	129,663
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	50,000	53,832
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	190,000	212,929
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	245,000
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	74,068
		585,829
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	195,000	200,431
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,010
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	76,765
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	20,536
Eastman Chemical Co., 2.70%, 1/15/20	60,000	60,866
Eastman Chemical Co., 3.60%, 8/15/22	80,000	82,833
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,911
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	147,875
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	120,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	50,000	32,000
Huntsman International LLC, 8.625%, 3/15/21	50,000	54,083
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	107,025
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	133,125
Mosaic Co. (The), 4.25%, 11/15/23	50,000	54,138
Mosaic Co. (The), 5.625%, 11/15/43	40,000	48,425
WR Grace & Co-Conn, 5.125%, 10/1/21(2)	110,000	114,125
		1,346,148
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,575
ADT Corp. (The), 6.25%, 10/15/21	180,000	195,300
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	112,750
Covanta Holding Corp., 5.875%, 3/1/24	145,000	151,525
Envision Healthcare Corp., 5.125%, 7/1/22(2)	200,000	208,750
Iron Mountain, Inc., 8.375%, 8/15/21	11,000	11,487
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	157,712
Pitney Bowes, Inc., 4.625%, 3/15/24	60,000	62,489
Republic Services, Inc., 3.55%, 6/1/22	100,000	104,188
ServiceMaster Co. LLC (The), 8.00%, 2/15/20	62,000	65,875
Waste Management, Inc., 4.10%, 3/1/45	40,000	40,935
		1,142,586
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(2)	465,000	499,875
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	125,781
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	142,100
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	70,730
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	65,148

CommScope, Inc., 5.50%, 6/15/24(2)	65,000	66,138
Crown Castle International Corp., 5.25%, 1/15/23	260,000	275,600
Nokia Oyj, 5.375%, 5/15/19	50,000	55,250
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,875
SBA Communications Corp., 4.875%, 7/15/22(2)	75,000	75,187
		1,428,684
Construction and Engineering†
Tutor Perini Corp., 7.625%, 11/1/18	75,000	78,000
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	89,500
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	76,125
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	113,137
Covanta Holding Corp., 7.25%, 12/1/20	120,000	129,000
Interline Brands, Inc., PIK, 10.00%, 11/15/18	70,000	73,850
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,625
Nortek, Inc., 8.50%, 4/15/21	205,000	221,400
Owens Corning, 4.20%, 12/15/22	50,000	52,590
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	95,000	105,331
USG Corp., 5.875%, 11/1/21(2)	25,000	26,438
Vulcan Materials Co., 7.00%, 6/15/18	100,000	112,500
		1,053,496
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	50,000	49,988
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,388
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(2)	60,000	60,750
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(2)	110,000	98,175
CIT Group, Inc., 4.25%, 8/15/17	505,000	518,887
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	128,544
CIT Group, Inc., 3.875%, 2/19/19	115,000	116,711
CIT Group, Inc., 5.00%, 8/15/22	320,000	341,002
CIT Group, Inc., 5.00%, 8/1/23	125,000	132,187
Equifax, Inc., 3.30%, 12/15/22	60,000	60,524
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	75,000	78,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	74,200
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	34,081
Navient Corp., 5.00%, 10/26/20	65,000	66,137
Navient Corp., 5.50%, 1/25/23	455,000	448,175
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)	40,000	42,300
PNC Bank N.A., 6.00%, 12/7/17	230,000	256,423
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	28,375
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	189,437
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	91,744
		2,886,778
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	179,812
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	128,700
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)	85,000	86,062
Ball Corp., 5.00%, 3/15/22	115,000	120,750
Ball Corp., 4.00%, 11/15/23	35,000	34,563

Berry Plastics Corp., 9.75%, 1/15/21	75,000	83,813
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(2)	150,000	151,875
BWAY Holding Co., 9.125%, 8/15/21(2)	70,000	73,150
Consolidated Container Co., 10.125%, 7/15/20(2)	930,000	804,450
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	107,887
Rock-Tenn Co., 3.50%, 3/1/20	50,000	50,969
Sealed Air Corp., 5.125%, 12/1/24(2)	75,000	78,563
		1,900,594
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	19,952
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	39,555
Johns Hopkins University, 4.08%, 7/1/53	20,000	21,264
Laureate Education, Inc., 10.00%, 9/1/19(2)	125,000	120,000
Service Corp. International/US, 5.375%, 1/15/22	75,000	79,125
		279,896
Diversified Financial Services — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	125,000	131,339
Ally Financial, Inc., 6.25%, 12/1/17	100,000	108,250
Ally Financial, Inc., 4.75%, 9/10/18	150,000	156,375
Ally Financial, Inc., 3.50%, 1/27/19	180,000	180,900
Ally Financial, Inc., 8.00%, 3/15/20	141,000	169,200
Ally Financial, Inc., 8.00%, 11/1/31	70,000	90,563
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	110,000	116,669
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)	125,000	133,438
DFC Finance Corp., 10.50%, 6/15/20(2)	35,000	29,050
General Electric Capital Corp., 4.375%, 9/16/20	220,000	244,641
General Electric Capital Corp., MTN, 5.625%, 9/15/17	435,000	482,527
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	170,000	173,177
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	300,000	308,937
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	58,518
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	80,000	84,686
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	90,000	116,770
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	80,000	90,654
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	30,000	33,288
HUB International Ltd., 7.875%, 10/1/21(2)	75,000	77,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	90,000	96,638
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	80,000	84,400
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)	70,000	69,650
Morgan Stanley, 3.70%, 10/23/24	20,000	20,690
Morgan Stanley, 5.00%, 11/24/25	190,000	209,667
Morgan Stanley, MTN, 6.625%, 4/1/18	210,000	239,040
Morgan Stanley, MTN, 5.625%, 9/23/19	250,000	284,075
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	246,100
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	100,000	104,700
UBS AG, 7.625%, 8/17/22	160,000	194,934
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	223,435
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	157,312
		4,716,873

Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.625%, 12/1/22	120,000	115,987
AT&T, Inc., 6.55%, 2/15/39	91,000	110,709
AT&T, Inc., 4.30%, 12/15/42	60,000	56,518
British Telecommunications plc, 5.95%, 1/15/18	170,000	189,766
CenturyLink, Inc., 5.625%, 4/1/20	385,000	413,394
CenturyLink, Inc., 7.65%, 3/15/42	100,000	103,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	96,000	98,304
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	170,000	173,266
Frontier Communications Corp., 7.125%, 3/15/19	205,000	224,988
Frontier Communications Corp., 8.50%, 4/15/20	50,000	56,750
Frontier Communications Corp., 7.125%, 1/15/23	125,000	131,094
Frontier Communications Corp., 6.875%, 1/15/25	140,000	140,700
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	109,750
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	51,010
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	305,000	316,819
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	182,438
Intelsat Luxembourg SA, 7.75%, 6/1/21	75,000	69,750
Intelsat Luxembourg SA, 8.125%, 6/1/23	45,000	42,075
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	135,026
Level 3 Financing, Inc., 8.625%, 7/15/20	340,000	372,300
Level 3 Financing, Inc., 5.375%, 8/15/22	40,000	41,588
Orange SA, 4.125%, 9/14/21	70,000	76,467
Softbank Corp., 4.50%, 4/15/20(2)	110,000	112,200
Sprint Capital Corp., 6.90%, 5/1/19	235,000	244,400
Sprint Capital Corp., 8.75%, 3/15/32	100,000	106,125
Telecom Italia Capital SA, 7.00%, 6/4/18	235,000	264,962
Telecom Italia Capital SA, 6.375%, 11/15/33	325,000	348,562
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	145,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,563
Verizon Communications, Inc., 3.65%, 9/14/18	190,000	201,462
Verizon Communications, Inc., 3.50%, 11/1/21	50,000	52,087
Verizon Communications, Inc., 5.15%, 9/15/23	130,000	149,220
Verizon Communications, Inc., 5.05%, 3/15/34	270,000	296,509
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	42,086
Verizon Communications, Inc., 6.55%, 9/15/43	51,000	67,208
Verizon Communications, Inc., 4.86%, 8/21/46(2)	33,000	35,145
Verizon Communications, Inc., 5.01%, 8/21/54(2)	49,000	51,415
Virgin Media Finance plc, 5.75%, 1/15/25(2)	200,000	212,750
Windstream Corp., 7.875%, 11/1/17	20,000	21,725
Windstream Corp., 7.75%, 10/15/20	115,000	119,566
Windstream Corp., 6.375%, 8/1/23	95,000	87,756
		5,781,940
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23	270,000	265,950
Atlantic Power Corp., 9.00%, 11/15/18	325,000	339,625
		605,575
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	103,787

Sanmina Corp., 4.375%, 6/1/19(2)	197,000	199,894
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	53,000
		356,681
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	200,000	159,000
Ensco plc, 4.70%, 3/15/21	110,000	113,150
FTS International, Inc., 6.25%, 5/1/22(2)	120,000	94,800
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	140,000	119,700
Offshore Group Investment Ltd., 7.125%, 4/1/23	100,000	65,750
Paragon Offshore plc, 7.25%, 8/15/24(2)	90,000	36,675
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	92,250
Precision Drilling Corp. Co., 5.25%, 11/15/24(2)	105,000	90,300
Schlumberger Investment SA, 3.65%, 12/1/23	60,000	64,245
SESI LLC, 6.375%, 5/1/19	50,000	50,500
Weatherford International Ltd., 4.50%, 4/15/22	50,000	45,505
		931,875
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)(3)	90,000	93,375
Food and Staples Retailing — 0.1%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(2)	27,000	29,228
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)	40,000	39,700
Delhaize Group SA, 5.70%, 10/1/40	30,000	32,714
Dollar General Corp., 3.25%, 4/15/23	40,000	38,681
Kroger Co. (The), 6.40%, 8/15/17	120,000	133,917
Kroger Co. (The), 3.30%, 1/15/21	70,000	72,779
Rite Aid Corp., 9.25%, 3/15/20	160,000	177,600
Rite Aid Corp., 6.75%, 6/15/21	85,000	90,738
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	82,000
Tesco plc, 6.15%, 11/15/37(2)	75,000	80,157
Wal-Mart Stores, Inc., 2.55%, 4/11/23	20,000	20,122
Wal-Mart Stores, Inc., 4.30%, 4/22/44	20,000	22,316
		819,952
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20	65,000	68,250
Big Heart Pet Brands, 7.625%, 2/15/19	132,000	134,871
HJ Heinz Co., 4.25%, 10/15/20	160,000	162,600
HJ Heinz Co., 4.875%, 2/15/25(2)	235,000	236,762
JBS Investments GmbH, 7.25%, 4/3/24(2)	70,000	71,575
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	85,000	90,525
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(2)	70,000	73,983
Kellogg Co., 4.45%, 5/30/16	130,000	135,553
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	32,614
Mondelez International, Inc., 4.00%, 2/1/24	70,000	75,948
Mondelez International, Inc., 6.50%, 2/9/40	21,000	29,256
NBTY, Inc., 9.00%, 10/1/18	65,000	68,413
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	75,000	75,562
Post Holdings, Inc., 7.375%, 2/15/22	150,000	156,750
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	81,844
Tyson Foods, Inc., 4.50%, 6/15/22	50,000	55,041
		1,549,547

Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	70,525
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	50,000	57,537
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	100,839
Enbridge, Inc., 4.50%, 6/10/44	40,000	37,436
Energy Transfer Equity LP, 5.875%, 1/15/24	70,000	75,250
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	73,286
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	33,073
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	59,818
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	48,042
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	134,435
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	145,020
Genesis Energy LP, 5.625%, 6/15/24	130,000	121,550
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	30,000	30,811
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	105,063
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	335,000	367,466
Kinder Morgan, Inc., 4.30%, 6/1/25	20,000	20,936
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	101,176
Magellan Midstream Partners LP, 5.15%, 10/15/43	20,000	22,847
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 7/15/23	50,000	50,469
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	175,000	180,688
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	100,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	93,497
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	131,250
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	110,000	113,025
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	325,000	342,063
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	102,875
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	132,031
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	205,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	109,591
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(2)	65,000	67,844
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	56,313
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	190,000	189,050
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	50,000	53,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(2)	85,000	90,525
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	58,826
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	46,823
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	28,710
Williams Partners LP, 4.125%, 11/15/20	80,000	83,789
Williams Partners LP, 5.10%, 9/15/45(3)	30,000	29,931
Williams Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	75,000	78,609
Williams Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	90,000	96,455
		4,045,974
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	62,700
Alere, Inc., 6.50%, 6/15/20	100,000	104,000
Baxter International, Inc., 3.20%, 6/15/23	30,000	30,406
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	41,980
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	46,438

DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	51,500
Hospira, Inc., 5.60%, 9/15/40	20,000	24,813
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	200,000	219,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	50,000	55,500
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	167,025
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	70,000	74,112
Medtronic, Inc., 2.50%, 3/15/20(2)	40,000	40,706
Medtronic, Inc., 2.75%, 4/1/23	30,000	30,002
Medtronic, Inc., 3.50%, 3/15/25(2)	50,000	52,310
Medtronic, Inc., 4.375%, 3/15/35(2)	20,000	21,854
		1,022,596
Health Care Providers and Services — 0.4%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	20,550
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	136,350
Aetna, Inc., 2.75%, 11/15/22	60,000	60,225
Amsurg Corp., 5.625%, 7/15/22	180,000	191,250
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	78,141
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	100,000	103,750
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	161,063
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	58,850
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	260,000	278,200
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	63,544
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	119,075
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	163,182
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	154,080
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	108,168
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	157,850
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	75,000	80,063
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	150,136
HCA, Inc., 4.25%, 10/15/19	125,000	129,531
HCA, Inc., 6.50%, 2/15/20	100,000	114,000
HCA, Inc., 7.50%, 2/15/22	215,000	254,237
HCA, Inc., 5.875%, 3/15/22	75,000	84,488
HCA, Inc., 4.75%, 5/1/23	180,000	190,332
HCA, Inc., 5.375%, 2/1/25	95,000	101,175
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	229,625
Kindred Healthcare, Inc., 8.00%, 1/15/20(2)	135,000	147,825
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	25,125
LifePoint Hospitals, Inc., 5.50%, 12/1/21	175,000	186,812
NYU Hospitals Center, 4.43%, 7/1/42	30,000	30,395
Tenet Healthcare Corp., 5.00%, 3/1/19(2)	120,000	120,900
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	175,313
Tenet Healthcare Corp., 6.00%, 10/1/20	190,000	207,337
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,350
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	221,325
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	40,926
Universal Health Services, Inc., 4.75%, 8/1/22(2)	100,000	105,000
		4,489,173

Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	160,000	167,200
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	72,375
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	241,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	125,000	131,094
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	255,000	271,893
MGM Resorts International, 8.625%, 2/1/19	75,000	86,625
MGM Resorts International, 5.25%, 3/31/20	140,000	143,150
MGM Resorts International, 6.00%, 3/15/23	85,000	88,825
Pinnacle Entertainment, 7.50%, 4/15/21	165,000	175,519
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	86,200
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	31,000
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	51,750
Scientific Games International, Inc., 10.00%, 12/1/22(2)	105,000	103,031
Station Casinos LLC, 7.50%, 3/1/21	400,000	432,000
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	197,500
		2,279,662
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	132,812
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	19,175
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	130,000
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,150
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	470,000	443,269
KB Home, 4.75%, 5/15/19	35,000	33,994
Meritage Homes Corp., 7.00%, 4/1/22	125,000	133,750
Standard Pacific Corp., 8.375%, 5/15/18	345,000	396,750
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	180,000	176,850
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	191,700
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	103,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	50,000	57,250
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(2)	200,000	201,000
WCI Communities, Inc., 6.875%, 8/15/21	160,000	164,000
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	135,625
		2,349,325
Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	41,700
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	105,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	101,033
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	134,531
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	156,188
Spectrum Brands, Inc., 6.375%, 11/15/20	305,000	330,162
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	143,000
		1,011,864
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)	80,000	68,800
General Electric Co., 5.25%, 12/6/17	190,000	210,865
General Electric Co., 4.125%, 10/9/42	60,000	64,332
HD Supply, Inc., 7.50%, 7/15/20	285,000	306,375
HD Supply, Inc., 5.25%, 12/15/21(2)	100,000	104,125

Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	50,000	50,785
Jack Cooper Holdings Corp., 9.25%, 6/1/20(2)	75,000	77,625
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	138,760
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)	90,000	89,100
		1,110,767
Insurance — 0.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(2)	100,000	106,000
Aircastle Ltd., 6.75%, 4/15/17	120,000	130,200
Allstate Corp. (The), VRN, 5.75%, 8/15/23	30,000	32,486
American International Group, Inc., 4.875%, 6/1/22	140,000	160,258
American International Group, Inc., 4.50%, 7/16/44	40,000	42,895
American International Group, Inc., MTN, 5.85%, 1/16/18	120,000	134,599
American International Group, Inc., VRN, 8.18%, 5/15/38	130,000	180,700
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	78,269
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	40,000	41,485
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	57,262
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	88,088
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	60,000	69,132
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	20,000	25,221
International Lease Finance Corp., 8.75%, 3/15/17	205,000	229,333
International Lease Finance Corp., 6.25%, 5/15/19	125,000	140,469
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	60,000	64,637
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	175,000	179,156
Lincoln National Corp., 6.25%, 2/15/20	100,000	116,492
Markel Corp., 4.90%, 7/1/22	70,000	77,404
Markel Corp., 3.625%, 3/30/23	20,000	20,566
MetLife, Inc., 1.76%, 12/15/17	40,000	40,452
MetLife, Inc., 4.125%, 8/13/42	30,000	31,209
MetLife, Inc., 4.875%, 11/13/43	30,000	34,937
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, 2/15/18(2)	125,000	132,813
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,362
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	68,866
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	48,280
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	60,000	64,120
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	40,000	42,338
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	45,913
Voya Financial, Inc., 5.50%, 7/15/22	80,000	92,585
Voya Financial, Inc., 5.70%, 7/15/43	50,000	61,930
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	130,313
WR Berkley Corp., 4.625%, 3/15/22	40,000	43,384
WR Berkley Corp., 4.75%, 8/1/44	30,000	32,110
		2,874,264
Internet Software and Services†
Equinix, Inc., 5.375%, 4/1/23	70,000	73,544
IAC/InterActiveCorp, 4.75%, 12/15/22	75,000	74,625
Netflix, Inc., 5.375%, 2/1/21	40,000	41,300
Netflix, Inc., 5.75%, 3/1/24(2)	175,000	182,000
VeriSign, Inc., 4.625%, 5/1/23	40,000	40,200
		411,669

IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(2)	100,000	106,750
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23(3)	65,000	65,488
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	70,000	72,975
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	40,126
First Data Corp., 7.375%, 6/15/19(2)	250,000	263,200
First Data Corp., 8.875%, 8/15/20(2)	100,000	107,500
First Data Corp., 8.25%, 1/15/21(2)	505,000	544,137
First Data Corp., 12.625%, 1/15/21	20,000	23,960
First Data Corp., 11.75%, 8/15/21	199,000	232,830
SunGard Data Systems, Inc., 7.375%, 11/15/18	62,000	64,635
Xerox Corp., 2.95%, 3/15/17	30,000	30,920
		1,552,521
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	68,144
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	20,000	20,516
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	64,535
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	50,000	59,487
		212,682
Machinery — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	170,000	190,400
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	91,749
Deere & Co., 5.375%, 10/16/29	120,000	147,453
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	129,918
Navistar International Corp., 8.25%, 11/1/21	50,000	50,437
Terex Corp., 6.50%, 4/1/20	50,000	52,750
		662,707
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	320,000	308,800
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	140,248
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	33,984
Altice Financing SA, 6.50%, 1/15/22(2)	85,000	88,188
Altice Financing SA, 6.625%, 2/15/23(2)	90,000	94,163
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	119,946
Altice SA, 7.75%, 5/15/22(2)	110,000	113,850
Altice SA, 7.625%, 2/15/25(2)	90,000	93,038
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	99,450
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	155,812
CBS Corp., 3.50%, 1/15/25	50,000	50,431
CBS Corp., 4.85%, 7/1/42	30,000	31,457
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	135,000	145,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	260,000	266,825
CCOH Safari LLC, 5.50%, 12/1/22	170,000	176,162
CCOH Safari LLC, 5.75%, 12/1/24	200,000	207,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	60,000	60,150
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,579
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	233,750
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	106,000

Comcast Corp., 5.90%, 3/15/16	243,000	256,115
Comcast Corp., 6.40%, 5/15/38	100,000	137,270
Comcast Corp., 4.75%, 3/1/44	30,000	35,012
CSC Holdings LLC, 7.625%, 7/15/18	150,000	170,062
CSC Holdings LLC, 6.75%, 11/15/21	120,000	136,050
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	130,469
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	70,000	77,714
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	50,000	53,468
Discovery Communications LLC, 5.625%, 8/15/19	50,000	56,903
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,801
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,413
DISH DBS Corp., 6.75%, 6/1/21	260,000	277,875
DISH DBS Corp., 5.00%, 3/15/23	95,000	91,616
DISH DBS Corp., 5.875%, 11/15/24	80,000	79,800
Embarq Corp., 8.00%, 6/1/36	40,000	46,900
Gannett Co., Inc., 5.50%, 9/15/24(2)	130,000	135,525
Gray Television, Inc., 7.50%, 10/1/20	75,000	78,375
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	130,781
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	160,165	133,137
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,262
Lamar Media Corp., 5.875%, 2/1/22	115,000	122,763
Lamar Media Corp., 5.00%, 5/1/23	140,000	143,850
McClatchy Co. (The), 9.00%, 12/15/22	50,000	51,000
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	69,124
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,571
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	151,749
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	110,160
Numericable-SFR, 6.00%, 5/15/22(2)	380,000	387,125
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,549
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,250
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	30,240
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	135,038
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	135,625
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	30,000	30,518
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	81,400
Sirius XM Radio, Inc., 4.25%, 5/15/20(2)	75,000	74,813
Sirius XM Radio, Inc., 5.875%, 10/1/20(2)	125,000	131,953
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	131,875
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	90,000	95,850
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	40,238
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	33,106
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	30,118
Time Warner, Inc., 7.70%, 5/1/32	130,000	187,148
Time Warner, Inc., 5.35%, 12/15/43	40,000	47,080
Unitymedia KabelBW GmbH, 6.125%, 1/15/25(2)	90,000	95,738
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	118,525
Viacom, Inc., 4.50%, 3/1/21	30,000	32,454
Viacom, Inc., 3.125%, 6/15/22	50,000	49,519

Videotron Ltee, 5.00%, 7/15/22	175,000	182,875
Visant Corp., 10.00%, 10/1/17	85,000	77,138
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	59,897
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	32,977
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)	130,000	131,625
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	100,000	104,500
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	160,400
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	89,250
		8,121,747
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	36,500
Alcoa, Inc., 5.40%, 4/15/21	110,000	120,977
Alcoa, Inc., 5.125%, 10/1/24	95,000	103,529
Alcoa, Inc., 5.95%, 2/1/37	60,000	64,854
Aleris International, Inc., 7.625%, 2/15/18	48,000	48,060
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	155,000	171,453
ArcelorMittal, 5.25%, 2/25/17	230,000	241,960
ArcelorMittal, 6.125%, 6/1/18	200,000	216,975
ArcelorMittal, 6.25%, 3/1/21	75,000	82,031
ArcelorMittal, 7.50%, 3/1/41	290,000	306,675
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	93,793
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	32,076
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)	45,000	42,075
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)	50,000	46,750
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	148,200
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(2)	44,444	44,667
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)	185,000	175,519
Freeport-McMoRan, Inc., 4.55%, 11/14/24	20,000	18,925
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	53,778
Newmont Mining Corp., 6.25%, 10/1/39	30,000	31,695
Southern Copper Corp., 5.25%, 11/8/42	20,000	18,174
Steel Dynamics, Inc., 5.25%, 4/15/23	95,000	98,325
Teck Resources Ltd., 3.15%, 1/15/17	60,000	61,032
United States Steel Corp., 7.375%, 4/1/20	40,000	42,750
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	108,654
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	20,508
Vale SA, 5.625%, 9/11/42	10,000	8,982
		2,438,917
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	52,282
Calpine Corp., 5.375%, 1/15/23	145,000	147,900
Calpine Corp., 5.75%, 1/15/25	155,000	158,681
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,983
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	41,416
Constellation Energy Group, Inc., 5.15%, 12/1/20	70,000	78,575
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,426
Consumers Energy Co., 3.375%, 8/15/23	70,000	74,095
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	137,858
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	49,986

Dominion Resources, Inc., 3.625%, 12/1/24	50,000	52,026
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	34,272
Duke Energy Corp., 3.55%, 9/15/21	40,000	42,446
Duke Energy Florida, Inc., 6.35%, 9/15/37	51,000	72,871
Duke Energy Florida, Inc., 3.85%, 11/15/42	40,000	41,923
Duke Energy Progress, Inc., 4.15%, 12/1/44	40,000	44,662
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/1/19(2)	75,000	78,562
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.375%, 11/1/22(2)	380,000	402,800
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.625%, 11/1/24(2)	60,000	63,750
Edison International, 3.75%, 9/15/17	90,000	95,375
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	42,006
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	34,609
GenOn Energy, Inc., 9.50%, 10/15/18	165,000	170,569
GenOn Energy, Inc., 9.875%, 10/15/20	80,000	81,600
Georgia Power Co., 4.30%, 3/15/42	30,000	33,087
IPALCO Enterprises, Inc., 5.00%, 5/1/18	182,000	195,195
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,471
Nisource Finance Corp., 5.65%, 2/1/45	40,000	51,065
NRG Energy, Inc., 7.625%, 1/15/18	290,000	322,625
NRG Energy, Inc., 6.25%, 7/15/22	50,000	52,375
NRG Energy, Inc., 6.25%, 5/1/24	120,000	123,000
PacifiCorp, 6.00%, 1/15/39	30,000	40,961
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	42,231
Progress Energy, Inc., 3.15%, 4/1/22	40,000	41,193
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	36,230
RJS Power Holdings LLC, 5.125%, 7/15/19(2)	80,000	79,200
Sempra Energy, 6.50%, 6/1/16	40,000	42,779
Sempra Energy, 2.875%, 10/1/22	70,000	70,240
Southern Power Co., 5.15%, 9/15/41	20,000	23,721
Virginia Electric and Power Co., 4.45%, 2/15/44	20,000	22,943
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	23,233
		3,272,222
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	70,000	56,875
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	140,000	144,571
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	160,000	169,000
Target Corp., 4.00%, 7/1/42	100,000	105,395
		475,841
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	47,662
Alpha Natural Resources, Inc., 7.50%, 8/1/20(2)	20,000	8,950
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	128,700
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	183,750
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	75,114
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	51,237
Antero Resources Corp., 5.125%, 12/1/22(2)	170,000	168,300
Apache Corp., 4.75%, 4/15/43	30,000	31,594
BP Capital Markets plc, 4.50%, 10/1/20	70,000	77,403
California Resources Corp., 5.50%, 9/15/21(2)	185,000	169,737

California Resources Corp., 6.00%, 11/15/24(2)	200,000	178,875
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	135,000	138,544
Chesapeake Energy Corp., 6.625%, 8/15/20	205,000	223,962
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	101,750
Chesapeake Energy Corp., 4.875%, 4/15/22	70,000	69,475
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	78,656
Chevron Corp., 2.43%, 6/24/20	30,000	30,778
Cimarex Energy Co., 5.875%, 5/1/22	60,000	63,900
Cimarex Energy Co., 4.375%, 6/1/24	70,000	69,125
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	53,423
Concho Resources, Inc., 5.50%, 10/1/22	195,000	202,800
Concho Resources, Inc., 5.50%, 4/1/23	195,000	202,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	41,148
Continental Resources, Inc., 3.80%, 6/1/24	60,000	56,162
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	56,400
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	112,656
Ecopetrol SA, 4.125%, 1/16/25	30,000	28,626
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	53,500
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(2)	100,000	50,500
EOG Resources, Inc., 5.625%, 6/1/19	120,000	135,927
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,967
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	250,000	268,125
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	91,800
Halcon Resources Corp., 8.875%, 5/15/21	175,000	133,875
Hess Corp., 6.00%, 1/15/40	30,000	35,072
Laredo Petroleum, Inc., 5.625%, 1/15/22	65,000	62,725
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	88,000
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	136,500
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	67,600
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,693
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	146,812
Newfield Exploration Co., 5.75%, 1/30/22	70,000	73,675
Newfield Exploration Co., 5.625%, 7/1/24	88,000	92,180
Noble Energy, Inc., 4.15%, 12/15/21	110,000	117,719
Peabody Energy Corp., 7.375%, 11/1/16	45,000	47,475
Peabody Energy Corp., 6.00%, 11/15/18	163,000	149,145
Peabody Energy Corp., 6.50%, 9/15/20	50,000	42,563
Peabody Energy Corp., 6.25%, 11/15/21	125,000	103,594
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	34,670
Petro-Canada, 6.80%, 5/15/38	60,000	80,533
Petrobras Global Finance BV, 5.75%, 1/20/20	140,000	129,496
Petrobras Global Finance BV, 5.375%, 1/27/21	50,000	45,239
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	16,150
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	91,000
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,300
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,466
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	61,200
Phillips 66, 4.30%, 4/1/22	120,000	131,244
Phillips 66, 4.65%, 11/15/34	50,000	53,975

QEP Resources, Inc., 5.375%, 10/1/22	425,000	421,812
QEP Resources, Inc., 5.25%, 5/1/23	100,000	98,375
Range Resources Corp., 5.75%, 6/1/21	100,000	105,750
Range Resources Corp., 5.00%, 8/15/22	155,000	159,262
Rice Energy, Inc., 6.25%, 5/1/22	50,000	49,000
Rosetta Resources, Inc., 5.875%, 6/1/22	65,000	62,725
Sabine Pass LNG LP, 7.50%, 11/30/16	235,000	249,687
Samson Investment Co., 9.75%, 2/15/20	195,000	67,275
Sanchez Energy Corp., 6.125%, 1/15/23(2)	90,000	83,025
SandRidge Energy, Inc., 7.50%, 3/15/21	305,000	224,175
SandRidge Energy, Inc., 7.50%, 2/15/23	60,000	43,650
Shell International Finance BV, 2.375%, 8/21/22	80,000	79,598
Shell International Finance BV, 3.625%, 8/21/42	30,000	29,845
Shell International Finance BV, 4.55%, 8/12/43	20,000	22,956
SM Energy Co., 5.00%, 1/15/24	70,000	68,250
Statoil ASA, 2.45%, 1/17/23	80,000	79,071
Statoil ASA, 4.80%, 11/8/43	40,000	47,301
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	102,250
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	46,425
Tesoro Corp., 4.25%, 10/1/17	100,000	104,500
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	39,928
Total Capital SA, 2.125%, 8/10/18	50,000	51,063
Venoco, Inc., 8.875%, 2/15/19	40,000	23,350
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	148,312
WPX Energy, Inc., 5.25%, 1/15/17	125,000	128,125
		7,851,957
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	70,000	70,642
International Paper Co., 6.00%, 11/15/41	60,000	71,170
		141,812
Personal Products†
Avon Products, Inc., 5.00%, 3/15/23	85,000	77,435
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,499
AbbVie, Inc., 2.90%, 11/6/22	70,000	70,146
AbbVie, Inc., 4.40%, 11/6/42	80,000	84,564
Actavis Funding SCS, 3.85%, 6/15/24	70,000	71,370
Actavis, Inc., 1.875%, 10/1/17	70,000	69,918
Actavis, Inc., 3.25%, 10/1/22	60,000	59,406
Actavis, Inc., 4.625%, 10/1/42	30,000	30,046
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	27,206
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(2)	90,000	95,063
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(2)	35,000	37,144
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(2)	60,000	64,725
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(2)	120,000	122,400
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 2/1/25(2)	95,000	101,056
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	50,881
Merck & Co., Inc., 2.40%, 9/15/22	60,000	59,860
Mylan, Inc., 5.40%, 11/29/43	10,000	11,439

Roche Holdings, Inc., 6.00%, 3/1/19(2)	29,000	33,576
Sanofi, 4.00%, 3/29/21	55,000	60,395
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(2)	50,000	53,250
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	225,000	237,656
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	65,000	70,769
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	121,181
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	223,912
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	75,000	75,844
		1,892,306
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	65,571
Corrections Corp. of America, 4.125%, 4/1/20	100,000	101,500
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	76,875
DDR Corp., 3.625%, 2/1/25	40,000	40,101
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,538
Essex Portfolio LP, 3.375%, 1/15/23	30,000	30,102
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,663
HCP, Inc., 3.75%, 2/1/16	60,000	61,580
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,177
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	61,845
Hospitality Properties Trust, 4.65%, 3/15/24	120,000	124,058
Hospitality Properties Trust, 4.50%, 3/15/25	40,000	41,238
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	30,314
Kilroy Realty LP, 3.80%, 1/15/23	90,000	92,345
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	140,000	151,725
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	53,875
Realty Income Corp., 4.125%, 10/15/26	30,000	31,604
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	76,687
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	62,259
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,794
		1,205,851
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	131,875
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	163,600
		295,475
Road and Rail†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	108,879
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	46,394
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	64,640
CSX Corp., 4.25%, 6/1/21	50,000	54,790
CSX Corp., 3.40%, 8/1/24	60,000	62,452
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	22,443
Union Pacific Corp., 4.75%, 9/15/41	80,000	93,151
		452,749
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	34,738
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	69,562
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	78,187
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)	335,000	361,800

Intel Corp., 1.35%, 12/15/17	60,000	60,374
Micron Technology, Inc., 5.25%, 8/1/23(2)	45,000	46,238
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	53,500
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	50,000	53,625
		758,024
Software — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	134,562
Intuit, Inc., 5.75%, 3/15/17	303,000	329,475
Microsoft Corp., 2.375%, 5/1/23	30,000	29,858
Microsoft Corp., 2.70%, 2/12/25	50,000	50,281
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	51,500
Oracle Corp., 2.50%, 10/15/22	100,000	100,108
Oracle Corp., 3.625%, 7/15/23	90,000	96,934
Oracle Corp., 3.40%, 7/8/24	50,000	52,913
Sabre GLBL, Inc., 8.50%, 5/15/19(2)	75,000	80,906
		926,537
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	105,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	102,500
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	37,750
Hertz Corp. (The), 6.75%, 4/15/19	125,000	129,687
Hertz Corp. (The), 7.375%, 1/15/21	115,000	121,613
Hertz Corp. (The), 6.25%, 10/15/22	65,000	67,925
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	93,845
Michaels Stores, Inc., 5.875%, 12/15/20(2)	70,000	72,450
Party City Holdings, Inc., 8.875%, 8/1/20	90,000	98,775
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	75,000	78,750
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	66,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	144,787
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,938
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	87,800
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	125,625
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	85,425
United Rentals North America, Inc., 5.75%, 7/15/18	95,000	99,097
United Rentals North America, Inc., 8.375%, 9/15/20	200,000	215,000
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	27,895
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	80,906
		1,920,518
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	60,000	59,549
Apple, Inc., 2.85%, 5/6/21	60,000	62,386
Apple, Inc., 3.45%, 5/6/24	130,000	138,699
Dell, Inc., 2.30%, 9/10/15	40,000	40,150
Dell, Inc., 5.875%, 6/15/19	120,000	131,250
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	53,915
NCR Corp., 5.00%, 7/15/22	40,000	40,500
		526,449
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	205,000	219,350

L Brands, Inc., 6.625%, 4/1/21	75,000	86,438
L Brands, Inc., 5.625%, 2/15/22	140,000	155,411
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(2)	90,000	95,175
Polymer Group, Inc., 7.75%, 2/1/19	112,000	117,040
		673,414
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	140,053
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	121,085
		261,138
Wireless Telecommunication Services — 0.2%
Sprint Communications, 9.00%, 11/15/18(2)	100,000	116,500
Sprint Communications, 7.00%, 3/1/20(2)	100,000	111,281
Sprint Communications, 6.00%, 11/15/22	220,000	213,950
Sprint Corp., 7.25%, 9/15/21	265,000	272,950
Sprint Corp., 7.875%, 9/15/23	50,000	51,875
Sprint Corp., 7.125%, 6/15/24	285,000	285,000
T-Mobile USA, Inc., 6.46%, 4/28/19	100,000	104,125
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	132,344
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	128,100
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	79,219
T-Mobile USA, Inc., 6.625%, 4/1/23	210,000	224,175
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	136,175
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	109,382
Vodafone Group plc, 5.625%, 2/27/17	30,000	32,454
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(2)	45,000	46,237
		2,043,767
TOTAL CORPORATE BONDS (Cost $88,654,191)		90,390,784
U.S. TREASURY SECURITIES — 5.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	700,000	821,188
U.S. Treasury Bonds, 4.375%, 11/15/39	900,000	1,202,836
U.S. Treasury Bonds, 4.375%, 5/15/41	120,000	162,328
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,492,027
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	580,207
U.S. Treasury Bonds, 3.125%, 8/15/44	290,000	321,424
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	216,984
U.S. Treasury Bonds, 2.50%, 2/15/45	250,000	245,156
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	825,535	1,110,989
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	557,482	758,523
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	685,747	700,587
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	418,676	414,325
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,063,640	1,076,437
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,375,032	5,475,395
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,539,100	2,587,302
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,504,875	2,547,536
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,031,406	1,113,998
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,453,988	4,781,427
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	625,002	655,178
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,348,490	1,361,027
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,195,000	2,219,180

U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,474,839	1,482,789
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,438,896	4,558,191
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,716,740	2,835,385
U.S. Treasury Inflation Indexed Notes, 2.50%, 1/15/29	5,172,302	6,635,091
U.S. Treasury Inflation Indexed Notes, 3.375%, 4/15/32	66,134	97,398
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	1,007,370	1,196,803
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/45	348,954	356,859
U.S. Treasury Notes, 1.875%, 6/30/15	500,000	502,891
U.S. Treasury Notes, 1.00%, 2/15/18	8,000,000	8,000,936
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	104,797
U.S. Treasury Notes, 1.625%, 8/31/19	2,800,000	2,823,405
U.S. Treasury Notes, 1.50%, 10/31/19	3,400,000	3,404,250
U.S. Treasury Notes, 1.50%, 11/30/19	800,000	800,687
U.S. Treasury Notes, 1.625%, 12/31/19	500,000	503,086
U.S. Treasury Notes, 1.25%, 1/31/20	1,150,000	1,136,344
U.S. Treasury Notes, 2.00%, 10/31/21	2,550,000	2,582,074
TOTAL U.S. TREASURY SECURITIES (Cost $64,031,634)		66,865,040
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.75%, 3/15/15	66,840	68,412
FHLMC, VRN, 1.84%, 3/15/15	157,771	162,185
FHLMC, VRN, 1.97%, 3/15/15	136,906	142,101
FHLMC, VRN, 1.99%, 3/15/15	125,297	129,358
FHLMC, VRN, 2.09%, 3/15/15	302,149	307,641
FHLMC, VRN, 2.26%, 3/15/15	114,476	122,081
FHLMC, VRN, 2.33%, 3/15/15	225,311	228,342
FHLMC, VRN, 2.375%, 3/15/15	279,520	298,831
FHLMC, VRN, 2.38%, 3/15/15	55,401	59,292
FHLMC, VRN, 2.39%, 3/15/15	82,838	88,643
FHLMC, VRN, 2.57%, 3/15/15	51,704	54,860
FHLMC, VRN, 2.86%, 3/15/15	39,106	40,445
FHLMC, VRN, 3.24%, 3/15/15	45,974	49,017
FHLMC, VRN, 3.28%, 3/15/15	117,591	125,311
FHLMC, VRN, 3.55%, 3/15/15	141,202	150,200
FHLMC, VRN, 3.78%, 3/15/15	91,933	96,880
FHLMC, VRN, 4.06%, 3/15/15	79,976	84,442
FHLMC, VRN, 4.21%, 3/15/15	110,459	116,445
FHLMC, VRN, 5.12%, 3/15/15	11,872	12,763
FHLMC, VRN, 5.23%, 3/15/15	32,911	34,967
FHLMC, VRN, 5.43%, 3/15/15	85,384	90,543
FHLMC, VRN, 6.13%, 3/15/15	34,055	36,327
FNMA, VRN, 1.89%, 3/25/15	137,148	144,414
FNMA, VRN, 1.92%, 3/25/15	280,538	295,638
FNMA, VRN, 1.94%, 3/25/15	202,937	213,805
FNMA, VRN, 1.94%, 3/25/15	323,256	340,568
FNMA, VRN, 1.94%, 3/25/15	387,644	408,405
FNMA, VRN, 1.94%, 3/25/15	231,529	243,929
FNMA, VRN, 2.19%, 3/25/15	55,199	58,777
FNMA, VRN, 2.32%, 3/25/15	147,060	156,955

FNMA, VRN, 2.33%, 3/25/15	40,637	43,387
FNMA, VRN, 2.71%, 3/25/15	155,080	159,754
FNMA, VRN, 3.31%, 3/25/15	52,738	56,736
FNMA, VRN, 3.36%, 3/25/15	95,211	99,738
FNMA, VRN, 3.68%, 3/25/15	67,132	70,502
FNMA, VRN, 3.93%, 3/25/15	78,687	83,449
FNMA, VRN, 5.07%, 3/25/15	139,868	150,222
		5,025,365
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.1%
FHLMC, 4.50%, 1/1/19	78,914	82,847
FHLMC, 5.00%, 1/1/21	113,763	122,247
FHLMC, 5.00%, 4/1/21	150,650	160,900
FHLMC, 7.00%, 8/1/29	1,449	1,655
FHLMC, 8.00%, 7/1/30	9,878	11,973
FHLMC, 5.50%, 12/1/33	68,642	77,463
FHLMC, 6.00%, 11/1/38	362,608	409,730
FHLMC, 6.50%, 7/1/47	5,320	5,881
FNMA, 4.00%, 3/12/15(5)	525,000	561,381
FNMA, 7.50%, 6/1/15	151	151
FNMA, 5.50%, 12/1/16	9,287	9,814
FNMA, 4.50%, 5/1/19	58,610	61,550
FNMA, 4.50%, 5/1/19	47,576	49,949
FNMA, 5.00%, 9/1/20	39,652	42,538
FNMA, 2.625%, 9/6/24	180,000	185,375
FNMA, 7.00%, 6/1/26	456	537
FNMA, 7.50%, 3/1/27	1,630	1,648
FNMA, 7.00%, 1/1/29	4,444	4,984
FNMA, 6.50%, 4/1/29	11,569	13,239
FNMA, 6.50%, 8/1/29	8,738	10,233
FNMA, 6.50%, 12/1/29	18,722	21,587
FNMA, 7.00%, 3/1/30	4,671	5,348
FNMA, 8.00%, 7/1/30	11,332	12,342
FNMA, 7.50%, 9/1/30	2,736	3,205
FNMA, 6.625%, 11/15/30	950,000	1,420,655
FNMA, 5.00%, 7/1/31	10,842	12,085
FNMA, 7.00%, 9/1/31	11,279	12,360
FNMA, 6.50%, 1/1/32	6,941	7,948
FNMA, 6.50%, 8/1/32	7,858	9,147
FNMA, 6.50%, 11/1/32	74,926	89,599
FNMA, 5.50%, 6/1/33	27,544	31,360
FNMA, 5.50%, 8/1/33	46,434	52,499
FNMA, 5.00%, 11/1/33	338,258	376,853
FNMA, 4.50%, 9/1/35	205,430	224,474
FNMA, 5.00%, 1/1/36	1,191,646	1,324,480
FNMA, 5.00%, 2/1/36	272,019	302,480
FNMA, 5.50%, 1/1/37	191,711	215,683
FNMA, 5.50%, 2/1/37	100,907	113,434
FNMA, 6.50%, 8/1/37	119,885	133,643
FNMA, 4.50%, 2/1/39	398,246	433,748

FNMA, 5.00%, 4/1/40	654,174	726,258
FNMA, 5.00%, 6/1/40	554,579	619,150
FNMA, 3.50%, 1/1/41	576,735	605,989
FNMA, 4.00%, 1/1/41	1,547,829	1,680,313
FNMA, 4.50%, 1/1/41	840,178	925,353
FNMA, 4.00%, 5/1/41	569,890	611,777
FNMA, 4.50%, 7/1/41	793,171	869,924
FNMA, 4.50%, 9/1/41	956,813	1,043,980
FNMA, 4.00%, 12/1/41	510,409	551,583
FNMA, 4.00%, 1/1/42	293,160	314,603
FNMA, 3.50%, 5/1/42	1,529,723	1,609,190
FNMA, 3.50%, 6/1/42	209,800	221,151
FNMA, 3.50%, 9/1/42	1,704,895	1,790,588
FNMA, 3.00%, 11/1/42	698,902	714,104
FNMA, 6.50%, 8/1/47	20,683	23,024
FNMA, 6.50%, 8/1/47	31,502	35,063
FNMA, 6.50%, 9/1/47	32,072	35,716
FNMA, 6.50%, 9/1/47	2,635	2,933
FNMA, 6.50%, 9/1/47	12,037	13,400
FNMA, 6.50%, 9/1/47	17,487	19,472
FNMA, 6.50%, 9/1/47	4,671	5,199
GNMA, 7.50%, 10/15/25	2,317	2,597
GNMA, 6.00%, 3/15/26	15,390	17,559
GNMA, 7.00%, 12/15/27	4,120	4,260
GNMA, 6.50%, 2/15/28	1,213	1,389
GNMA, 7.50%, 5/15/30	3,192	3,337
GNMA, 7.00%, 5/15/31	18,511	22,336
GNMA, 5.50%, 11/15/32	42,410	48,155
GNMA, 6.50%, 10/15/38	636,770	741,632
GNMA, 4.00%, 1/20/41	1,275,948	1,368,518
GNMA, 4.50%, 5/20/41	629,417	685,708
GNMA, 4.50%, 6/15/41	567,696	635,450
GNMA, 4.00%, 6/20/42	1,129,963	1,205,414
		23,772,150
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,670,132)		28,797,515
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	32,128	33,782
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.67%, 3/1/15	44,396	44,443
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	231,953	172,342
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 3/1/15	111,184	111,892
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	37,877	38,348
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.73%, 3/1/15	214,499	214,300
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	85,384	89,083
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 3/1/15	87,731	87,142
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.24%, 3/1/15	80,271	78,413
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 3/1/15	170,889	169,820
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.11%, 3/1/15	53,452	51,353
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 3/1/15	125,916	122,723

GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 3/1/15	178,048	177,165
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 3/1/15	137,030	136,874
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 3/1/15	142,265	143,127
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.55%, 3/1/15	74,178	73,969
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 3/1/15	51,920	51,800
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 3/1/15	144,732	146,153
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/15(2)	167,405	167,666
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 3/1/15	245,128	250,249
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	55,613	58,568
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 3/25/15	148,348	147,141
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 3/1/15	95,269	93,670
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 3/1/15	49,449	49,643
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/15	54,839	55,164
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 3/1/15(2)	167,136	174,249
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.41%, 3/1/15	155,332	155,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.41%, 3/1/15	99,383	99,442
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 3/25/15	123,532	119,335
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	82,974	85,990
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 3/1/15	266,017	264,908
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 3/1/15	142,000	145,039
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 3/1/15	185,142	186,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	112,534	114,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	142,580	146,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	20,609	21,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	185,912	196,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 3/1/15	313,384	321,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 3/1/15	97,964	99,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 3/1/15	139,948	141,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 3/1/15	64,987	65,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.59%, 3/1/15	49,724	50,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 3/1/15	91,125	92,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 3/1/15	92,898	94,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 3/1/15	250,423	252,655
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	138,688	142,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	71,690	74,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	64,158	66,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	45,272	46,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	14,175	14,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.12%, 3/1/15	115,580	115,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	92,472	97,786
		6,150,486
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	290,928	316,131
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	433,360	433,411
		749,542
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,933,058)		6,900,028
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/15	161,399	163,100
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/15	175,000	179,348

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	390,000	395,941
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 3/15/15(2)	275,000	274,935
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	325,000	336,931
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.12%, 3/15/15(2)	425,000	426,532
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	300,000	323,899
COMM Mortgage Trust, Series 2015-3BP, Class B, VRN, 3.24%, 3/1/15(2)	200,000	202,563
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.97%, 3/15/15(2)	250,000	249,543
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	276,190
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	225,000	244,135
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	63,465	63,491
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	42,283	42,256
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	300,000	318,152
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	103,523
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/15(2)	375,000	385,992
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	100,000	110,702
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	167,003
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.07%, 3/15/15(2)	275,000	274,508
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	24,425	24,891
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/15	250,000	252,662
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/15	325,000	331,265
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/15(2)	225,000	231,291
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,256,995)		5,378,853
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	52,989	57,095
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	225,000	225,821
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.59%, 3/9/15(2)	325,000	324,794
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	295,153	295,102
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 3/15/15	275,000	274,844
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	137,448	137,439
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.34%, 3/15/15	165,763	165,502
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.57%, 3/10/15(2)	375,000	374,550
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	79,977	80,570
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	278,033	273,863
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	228,777	228,666
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	250,000	250,205
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(2)	208,720	207,007
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	180,000	181,077
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	82,450	89,252
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	58,253	61,165
TOTAL ASSET-BACKED SECURITIES (Cost $3,224,846)		3,226,952
MUNICIPAL SECURITIES — 0.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	37,655
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	73,938
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	95,000	132,369
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	74,616
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	31,898
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	68,168

California GO, (Building Bonds), 7.60%, 11/1/40	40,000	65,152
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	86,240
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	56,586
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	68,382
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	44,906
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	75,000	105,164
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	56,522
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	106,511
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	44,239
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	30,000	40,674
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	93,337
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.12%, 3/4/15 (LOC: FNMA)	225,000	225,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	65,868
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	49,275
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	700,000	484,344
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	115,141
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	179,988
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	54,913
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	65,094
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	69,401
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.15%, 3/4/15 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,805
TOTAL MUNICIPAL SECURITIES (Cost $2,542,060)		2,920,186
COMMERCIAL PAPER(6) — 0.2%
Catholic Health Initiatives, 0.20%, 5/19/15	500,000	499,804
Chariot Funding LLC, 0.24%, 6/10/15(2)	250,000	249,823
Crown Point Capital Co., 0.19%, 3/4/15(2)	250,000	249,996
Lexington Parker Capital Co., 0.19%, 3/18/15(2)	250,000	249,979
Liberty Street Funding LLC, 0.18%, 6/1/15(2)	250,000	249,847
San Diego Gas & Electric Co., 0.15%, 3/6/15(2)	250,000	249,994
Thunder Bay Funding LLC, 0.27%, 6/15/15(2)	250,000	249,814
Toronto Dominion Holding, 0.17%, 3/23/15(2)	250,000	249,983
TOTAL COMMERCIAL PAPER (Cost $2,249,241)		2,249,240
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 2000 Value Index Fund	559	56,945
iShares Russell Midcap Value Index Fund	21,342	1,615,163
iShares S&P SmallCap 600 Index Fund	600	69,948
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,529,299)		1,742,056
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19	$180,000	199,980
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	40,000	40,201
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	107,000
Italy†
Italy Government International Bond, 6.875%, 9/27/23	60,000	77,903

Mexico — 0.1%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	200,000	229,700
Mexico Government International Bond, 5.125%, 1/15/20	70,000	78,750
Mexico Government International Bond, 6.05%, 1/11/40	80,000	101,200
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	64,500
		474,150
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	40,000	53,300
Peruvian Government International Bond, 5.625%, 11/18/50	60,000	74,175
		127,475
Poland†
Poland Government International Bond, 5.125%, 4/21/21	70,000	79,820
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	104,161
Korea Development Bank (The), 3.25%, 3/9/16	80,000	81,748
Korea Development Bank (The), 4.00%, 9/9/16	70,000	72,914
		258,823
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	30,000	28,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,267,395)		1,393,552
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(2) (Cost $126,170)	131	132,003
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $39,788)	1,518	40,136
TEMPORARY CASH INVESTMENTS — 1.0%
SSgA U.S. Government Money Market Fund, Class N	4,300,384	4,300,384
State Street Institutional Liquid Reserves Fund, Premier Class	7,128,153	7,128,153
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,428,537)		11,428,537
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $905,886,925)		1,123,567,008
OTHER ASSETS AND LIABILITIES — 0.3%		2,848,548
TOTAL NET ASSETS — 100.0%		$1,126,415,556

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	597,461	CAD	753,668	JPMorgan Chase Bank N.A.	3/31/15	(5,167)
USD	3,083,139	CAD	3,889,226	JPMorgan Chase Bank N.A.	3/31/15	(26,664)
USD	1,129,211	CAD	1,424,443	JPMorgan Chase Bank N.A.	3/31/15	(9,766)
USD	23,073	CAD	28,863	JPMorgan Chase Bank N.A.	3/31/15	(6)
USD	31,049	EUR	27,390	UBS AG	3/31/15	388
USD	800,166	EUR	705,886	UBS AG	3/31/15	9,995
USD	1,170,594	EUR	1,032,669	UBS AG	3/31/15	14,622
USD	41,889	EUR	37,377	UBS AG	3/31/15	50
USD	25,883	JPY	3,093,353	Credit Suisse AG	3/31/15	14
USD	16,146	JPY	1,920,962	Credit Suisse AG	3/31/15	81
USD	16,480	JPY	1,965,034	Credit Suisse AG	3/31/15	47
USD	15,511	JPY	1,852,100	Credit Suisse AG	3/31/15	22
						(16,384)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
PJSC	-	Public Joint Stock Company
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $27,999,625, which represented 2.5% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	703,476,869	198,625,257	—
Corporate Bonds	—	90,390,784	—
U.S. Treasury Securities	—	66,865,040	—
U.S. Government Agency Mortgage-Backed Securities	—	28,797,515	—
Collateralized Mortgage Obligations	—	6,900,028	—
Commercial Mortgage-Backed Securities	—	5,378,853	—
Asset-Backed Securities	—	3,226,952	—
Municipal Securities	—	2,920,186	—
Commercial Paper	—	2,249,240	—
Exchange-Traded Funds	1,742,056	—	—
Sovereign Governments and Agencies	—	1,393,552	—
Preferred Stocks	—	132,003	—
Convertible Preferred Stocks	—	40,136	—
Temporary Cash Investments	11,428,537	—	—
	716,647,462	406,919,546	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,219	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(41,603)	—

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$915,648,266
Gross tax appreciation of investments	$223,371,570
Gross tax depreciation of investments	(15,452,828)
Net tax appreciation (depreciation) of investments	$207,918,742

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
February 28, 2015

Global Allocation - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 80.1%
International Equity Funds — 38.2%
Emerging Markets Fund Institutional Class	271,524	2,503,448
Global Gold Fund Institutional Class	135,675	1,150,521
Global Real Estate Fund Institutional Class	452,382	5,473,817
International Growth Fund Institutional Class	648,319	8,227,164
		17,354,950
Domestic Equity Funds — 19.9%
Core Equity Plus Fund Institutional Class	191,434	2,716,447
Heritage Fund Institutional Class	60,590	1,587,459
Large Company Value Fund Institutional Class	37,289	343,060
Mid Cap Value Fund Institutional Class	27,314	457,506
Select Fund Institutional Class	46,771	2,833,374
Small Company Fund Institutional Class	82,612	1,133,431
		9,071,277
Domestic Fixed Income Funds — 11.0%
Diversified Bond Fund Institutional Class	166,266	1,827,262
High-Yield Fund Institutional Class	532,605	3,190,304
		5,017,566
International Fixed Income Funds — 11.0%
International Bond Fund Institutional Class	392,087	4,991,264
TOTAL MUTUAL FUNDS (Cost $32,863,488)		36,435,057
EXCHANGE-TRADED FUNDS — 16.5%
iShares Global Consumer Discretionary ETF	5,243	478,476
iShares Global Tech ETF	4,800	475,056
iShares S&P GSCI Commodity Indexed Trust(2)	165,296	3,449,728
PowerShares DB Agriculture Fund(2)	48,681	1,123,071
ProShares VIX Mid-Term Futures ETF(2)	14,000	852,460
SPDR Gold Shares(2)	4,883	567,209
Sprott Physical Gold Trust(2)	54,828	552,666
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,568,028)		7,498,666
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 2.625%, 1/31/18 - 12/31/18, valued at $333,569), in a joint trading account at 0.04%, dated 2/27/15, due 3/2/15 (Delivery value $326,613)		326,612
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 8/15/42, valued at $912,250), at 0.00%, dated 2/27/15, due 3/2/15 (Delivery value $890,000)		890,000
SSgA U.S. Government Money Market Fund, Class N	210,856	210,856
State Street Institutional Liquid Reserves Fund, Premier Class	200,731	200,731
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,628,199)		1,628,199
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $44,059,715)		45,561,922
OTHER ASSETS AND LIABILITIES — (0.2)%		(70,338)
TOTAL NET ASSETS — 100.0%		$45,491,584

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	95,000	USD	74,094	JPMorgan Chase Bank N.A.	4/30/15	(107)
USD	77,829	AUD	100,000	Barclays Bank plc	4/30/15	(52)
USD	69,447	AUD	90,222	UBS AG	4/30/15	(819)
BRL	225,969	USD	80,416	UBS AG	4/30/15	(2,147)
USD	25,041	BRL	70,365	UBS AG	4/30/15	669
USD	55,000	BRL	156,283	UBS AG	4/30/15	869
USD	65,000	BRL	189,020	UBS AG	4/30/15	(471)
CAD	12,506	USD	10,000	Deutsche Bank	4/30/15	(4)
CAD	836	USD	673	Westpac Group	4/30/15	(5)
USD	10,000	CAD	12,474	JPMorgan Chase Bank N.A.	4/30/15	30
CLP	62,737,045	USD	99,860	UBS AG	4/30/15	1,334
USD	99,645	CLP	63,125,266	UBS AG	4/30/15	(2,175)
CNY	1,846,300	USD	297,502	Westpac Group	4/30/15	(145)
USD	298,056	CNY	1,849,734	Westpac Group	4/30/15	145
COP	34,249,997	USD	14,229	UBS AG	4/30/15	(607)
COP	6,155,299	USD	2,579	UBS AG	4/30/15	(131)
USD	16,745	COP	40,305,817	UBS AG	4/30/15	714
CZK	488,198	USD	20,000	State Street Bank and Trust	3/2/15	(159)
CZK	488,382	USD	20,237	Deutsche Bank	4/30/15	(375)
USD	25,000	CZK	612,273	Barclays Bank plc	4/30/15	99
USD	25,000	CZK	610,727	Deutsche Bank	4/30/15	162
EUR	50,000	USD	57,034	Deutsche Bank	4/30/15	(1,043)
EUR	85,000	USD	96,952	Westpac Group	4/30/15	(1,767)
USD	129,161	EUR	115,000	Barclays Bank plc	4/30/15	381
USD	258,372	EUR	224,852	UBS AG	4/30/15	6,578
USD	51,327	EUR	45,000	Westpac Group	4/30/15	935
GBP	40,000	USD	61,805	Deutsche Bank	4/30/15	(76)
GBP	60,000	USD	92,360	State Street Bank and Trust	4/30/15	234
GBP	60,000	USD	92,368	Westpac Group	4/30/15	226
USD	38,087	GBP	25,000	Barclays Bank plc	4/30/15	(494)
USD	37,837	GBP	24,963	UBS AG	4/30/15	(687)
HUF	5,451,022	USD	20,000	Barclays Bank plc	3/2/15	139
HUF	5,451,021	USD	20,274	Barclays Bank plc	4/30/15	(166)
HUF	72,643	USD	270	JPMorgan Chase Bank N.A.	4/30/15	(2)
USD	20,000	HUF	5,422,362	Barclays Bank plc	4/30/15	(2)
USD	20,000	HUF	5,453,414	Deutsche Bank	4/30/15	(117)
USD	1,021	IDR	13,109,989	Westpac Group	4/30/15	29
ILS	407,372	USD	105,000	JPMorgan Chase Bank N.A.	4/30/15	(2,702)
USD	2,554	ILS	9,927	JPMorgan Chase Bank N.A.	4/30/15	61
USD	150,000	ILS	592,789	State Street Bank and Trust	4/30/15	1,140
INR	11,693,975	USD	187,104	Westpac Group	4/30/15	1,000
INR	4,665,750	USD	75,000	Westpac Group	4/30/15	51
USD	125,000	INR	7,876,250	UBS AG	4/30/15	(1,693)
USD	8,893	INR	555,825	Westpac Group	4/30/15	(48)
JPY	2,963,625	USD	25,000	Barclays Bank plc	3/2/15	(226)
JPY	2,963,625	USD	24,943	Barclays Bank plc	4/30/15	(149)
JPY	8,349,320	USD	70,000	Barclays Bank plc	4/30/15	(150)
USD	10,000	JPY	1,187,605	Deutsche Bank	4/30/15	65
USD	170,724	JPY	20,014,971	JPMorgan Chase Bank N.A.	4/30/15	3,280
KRW	86,289,997	USD	79,238	Westpac Group	4/30/15	(1,061)

KRW	110,633,122	USD	101,591	Westpac Group	4/30/15	(1,360)
USD	120,000	KRW	132,630,000	UBS AG	4/30/15	(160)
USD	45,000	KRW	50,278,500	UBS AG	4/30/15	(551)
MXN	1,112,078	USD	75,000	Barclays Bank plc	3/2/15	(501)
MXN	1,561,459	USD	105,000	Barclays Bank plc	4/30/15	(804)
MXN	1,112,079	USD	74,230	JPMorgan Chase Bank N.A.	4/30/15	(21)
USD	75,000	MXN	1,127,256	Barclays Bank plc	4/30/15	(222)
USD	181,111	MXN	2,675,471	JPMorgan Chase Bank N.A.	4/30/15	2,577
MYR	243,702	USD	68,197	UBS AG	4/30/15	(1,078)
MYR	661,840	USD	183,742	Westpac Group	4/30/15	(1,463)
USD	252,165	MYR	908,300	Westpac Group	4/30/15	2,008
NZD	35,000	USD	25,812	JPMorgan Chase Bank N.A.	4/30/15	514
USD	124,236	NZD	169,526	UBS AG	4/30/15	(3,278)
USD	722	PEN	2,231	UBS AG	4/30/15	8
USD	65,000	PEN	203,515	UBS AG	4/30/15	(157)
PHP	11,069,800	USD	250,902	Westpac Group	4/30/15	77
USD	70,000	PHP	3,120,775	UBS AG	4/30/15	(756)
USD	66,753	PHP	2,945,150	Westpac Group	4/30/15	(21)
PLN	462,746	USD	125,000	Barclays Bank plc	3/2/15	(165)
PLN	4,089	USD	1,104	Barclays Bank plc	4/30/15	(3)
PLN	462,747	USD	126,081	JPMorgan Chase Bank N.A.	4/30/15	(1,520)
USD	125,948	PLN	467,066	Barclays Bank plc	4/30/15	225
USD	98,540	PLN	358,162	JPMorgan Chase Bank N.A.	4/30/15	2,131
USD	28,368	PLN	105,222	JPMorgan Chase Bank N.A.	4/30/15	45
USD	50,000	SEK	417,099	Deutsche Bank	4/30/15	(60)
USD	61,010	SEK	499,694	JPMorgan Chase Bank N.A.	4/30/15	1,037
SGD	170,768	USD	125,399	Barclays Bank plc	4/30/15	(281)
USD	125,843	SGD	169,624	Westpac Group	4/30/15	1,564
THB	5,076,600	USD	154,859	Westpac Group	4/30/15	1,677
USD	40,000	THB	1,313,160	UBS AG	4/30/15	(491)
USD	88,161	TRY	214,852	JPMorgan Chase Bank N.A.	4/30/15	3,810
USD	25,000	TRY	63,263	JPMorgan Chase Bank N.A.	4/30/15	163
TWD	2,894,615	USD	92,156	Westpac Group	4/30/15	(119)
USD	92,397	TWD	2,902,175	Westpac Group	4/30/15	120
ZAR	1,408,704	USD	120,000	Barclays Bank plc	4/30/15	(374)
ZAR	1,085,002	USD	94,072	Deutsche Bank	4/30/15	(1,935)
USD	95,000	ZAR	1,114,953	JPMorgan Chase Bank N.A.	4/30/15	319
USD	115,000	ZAR	1,366,559	State Street Bank and Trust	4/30/15	(1,047)
						469

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	36,435,057	—	—
Exchange-Traded Funds	7,498,666	—	—
Temporary Cash Investments	411,587	1,216,612	—
	44,345,310	1,216,612	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	34,416	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(33,947)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended February 28, 2015 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Fund	3,174,325	—	613,906	36,247	—	2,503,448
Global Gold Fund	1,308,173	49,971	455,067	(115,164)	44,449	1,150,521
Global Real Estate Fund	7,001,734	1,275,518	2,521,254	226,241	293,787	5,473,817
International Growth Fund	10,421,323	671,960	2,190,568	131,147	671,960	8,227,164
Core Equity Plus Fund	3,484,256	416,054	698,616	81,394	416,054	2,716,447
Heritage Fund	2,024,262	273,408	594,214	(40,748)	273,408	1,587,459
Large Company Value Fund	437,672	1,966	100,420	4,343	1,966	343,060
Mid Cap Value Fund	583,715	56,118	147,159	(4,584)	56,118	457,506
Select Fund	3,632,158	327,377	809,465	143,116	327,377	2,833,374
Small Company Fund	1,433,831	—	359,763	15,472	—	1,133,431
Diversified Bond Fund	2,325,244	12,352	516,904	9,339	12,366	1,827,262
High-Yield Fund	4,040,240	85,020	946,088	(51,873)	85,068	3,190,304
International Bond Fund	7,505,454	103,216	2,561,015	(258,063)	103,216	4,991,264
	$47,372,387	$3,272,960	$12,514,439	$176,867	$2,285,769	$36,435,057

(1)	Affiliated investments represent Institutional Class. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$45,021,853
Gross tax appreciation of investments	$3,699,361
Gross tax depreciation of investments	(3,159,292)
Net tax appreciation (depreciation) of investments	$540,069

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
February 28, 2015

Multi-Asset Income Fund - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 41.5%
Emerging Markets Debt Fund R6 Class	155,013	1,533,178
High-Yield Fund R6 Class	538,350	3,219,437
International Value Fund R6 Class	158,438	1,376,830
Utilities Fund Investor Class	12,985	227,365
TOTAL MUTUAL FUNDS (Cost $6,364,693)		6,356,810
COMMON STOCKS — 27.9%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	482	49,034
Automobiles†
Honda Motor Co. Ltd. ADR	115	3,811
Banks — 0.4%
Comerica, Inc.	52	2,381
Commerce Bancshares, Inc.	421	17,480
JPMorgan Chase & Co.	119	7,292
KeyCorp	443	6,171
PNC Financial Services Group, Inc. (The)	228	20,967
SunTrust Banks, Inc.	154	6,314
		60,605
Beverages — 0.3%
PepsiCo, Inc.	455	45,036
Capital Markets — 0.5%
AllianceBernstein Holding LP	502	14,377
Blackstone Group LP (The)	1,435	53,755
Northern Trust Corp.	78	5,447
		73,579
Chemicals — 0.3%
Air Products & Chemicals, Inc.	128	19,986
Potash Corp. of Saskatchewan, Inc.	607	21,791
		41,777
Commercial Services and Supplies — 0.3%
ADT Corp. (The)	185	7,256
Republic Services, Inc.	736	30,117
Tyco International plc	91	3,842
		41,215

Communications Equipment†
Cisco Systems, Inc.	86	2,538
QUALCOMM, Inc.	24	1,740
		4,278
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	149	5,641
Verizon Communications, Inc.	590	29,176
		34,817

Electric Utilities — 1.0%
Edison International	902	57,954
Great Plains Energy, Inc.	428	11,389
Portland General Electric Co.	307	11,448
Westar Energy, Inc.	1,064	41,336
Xcel Energy, Inc.	968	34,151
		156,278
Electrical Equipment — 0.1%
ABB Ltd. ADR	300	6,417
Emerson Electric Co.	247	14,306
		20,723
Food and Staples Retailing — 0.4%
Sysco Corp.	163	6,355
Wal-Mart Stores, Inc.	621	52,121
		58,476
Food Products — 0.3%
Campbell Soup Co.	322	15,002
General Mills, Inc.	546	29,369
		44,371
Gas Utilities — 0.8%
Atmos Energy Corp.	422	22,383
Laclede Group, Inc. (The)	434	22,464
ONE Gas, Inc.	1,786	74,315
WGL Holdings, Inc.	143	7,629
		126,791
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	214	15,010
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp.	151	14,934
Household Products — 0.2%
Procter & Gamble Co. (The)	375	31,924
Industrial Conglomerates — 0.2%
General Electric Co.	773	20,090
Koninklijke Philips Electronics NV	85	2,544
		22,634
Insurance — 0.2%
Chubb Corp. (The)	17	1,708
Marsh & McLennan Cos., Inc.	577	32,825
MetLife, Inc.	32	1,627
		36,160

Metals and Mining†
Nucor Corp.	45	2,116
Multi-Utilities — 0.3%
NorthWestern Corp.	211	11,434
PG&E Corp.	751	40,351
		51,785
Oil, Gas and Consumable Fuels — 3.2%

Antero Midstream Partners LP	1,426	37,076
Chevron Corp.	279	29,764
Columbia Pipeline Partners LP(2)	2,518	69,724
EQT Midstream Partners LP	436	36,284
Exxon Mobil Corp.	595	52,681
Murphy Oil Corp.	107	5,445
Occidental Petroleum Corp.	556	43,301
Plains All American Pipeline LP	416	20,754
Rice Midstream Partners LP	2,461	36,423
Royal Dutch Shell PLC ADR	226	15,402
Shell Midstream Partners LP	921	35,974
Spectra Energy Partners LP	864	46,086
Total SA ADR	638	34,216
Williams Partners LP	586	29,968
		493,098
Pharmaceuticals — 0.8%
Eli Lilly & Co.	137	9,614
Johnson & Johnson	402	41,209
Merck & Co., Inc.	572	33,485
Pfizer, Inc.	672	23,063
Teva Pharmaceutical Industries Ltd. ADR	110	6,272
		113,643
Real Estate Investment Trusts (REITs) — 16.8%
Blackstone Mortgage Trust, Inc., Class A	3,726	107,719
Charter Hall Group	19,765	77,222
Cominar Real Estate Investment Trust	6,021	94,980
Corrections Corp. of America	2,329	92,904
Digital Realty Trust, Inc.	1,344	89,215
Easterly Government Properties, Inc.(2)	1,965	31,636
Federation Centres	11,382	26,504
Frasers Centrepoint Trust	59,300	88,764
Geo Group, Inc. (The)	2,362	101,920
GPT Group	10,740	39,443
HCP, Inc.	1,737	73,579
Health Care REIT, Inc.	829	63,924
Hospitality Properties Trust	2,850	87,808
Klepierre	1,223	59,794
Liberty Property Trust	2,550	94,911
Link Real Estate Investment Trust (The)	8,000	51,059
Mapletree Commercial Trust	69,000	78,982
Medical Properties Trust, Inc.	6,408	97,017
Mercialys SA	3,543	87,245
NorthStar Realty Finance Corp.	5,805	111,572
Omega Healthcare Investors, Inc.	2,362	94,622
Physicians Realty Trust	5,861	96,413
Piedmont Office Realty Trust, Inc., Class A	668	12,244
Realty Income Corp.	1,813	90,759
RioCan Real Estate Investment Trust	3,131	73,310
Scentre Group	29,567	89,180

Spirit Realty Capital, Inc.	4,410	54,022
STAG Industrial, Inc.	3,866	96,457
Starwood Property Trust, Inc.	4,297	104,847
Unibail-Rodamco SE	221	63,707
Wereldhave NV	934	64,217
WP Carey, Inc.	1,264	86,685
WP GLIMCHER, Inc.	5,396	93,513
		2,576,174
Real Estate Management and Development — 0.6%
Citycon Oyj	23,855	84,463
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc.	123	3,081
Broadcom Corp., Class A	166	7,508
		10,589
Software — 0.1%
Microsoft Corp.	320	14,032
Thrifts and Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	3,025	37,540
TOTAL COMMON STOCKS (Cost $4,177,644)		4,264,893
CONVERTIBLE PREFERRED STOCKS — 8.5%
Banks — 3.9%
Bank of America Corp., 7.25%	244	285,480
Wells Fargo & Co., 7.50%	254	307,965
		593,445
Machinery — 1.9%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,050	287,641
Metals and Mining — 0.2%
Alcoa, Inc., 5.375%, 10/1/17	766	37,075
Multi-Utilities — 2.0%
Laclede Group, Inc. (The), 6.75%, 4/1/17	5,601	304,022
Real Estate Investment Trusts (REITs) — 0.5%
Health Care REIT, Inc., 6.50%	1,207	82,486
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,305,861)		1,304,669
PREFERRED STOCKS — 6.0%
Banks — 2.0%
U.S. Bancorp, 6.00%	11,238	306,011
Diversified Financial Services — 2.1%
Citigroup, Inc., 5.95%	105,000	106,444
General Electric Capital Corp., 6.25%	200,000	223,250
		329,694

Electric Utilities — 0.8%
Pacific Gas & Electric Co., 5.00%	3,657	89,011
Pacific Gas & Electric Co., 4.50%	1,199	26,816
		115,827
Multi-Utilities — 0.9%
SCE Trust II, 5.10%	5,501	135,324
Real Estate Investment Trusts (REITs) — 0.2%

DDR Corp., 6.25%		500	12,945
Kimco Realty Corp., 5.625%		530	13,181
			26,126
TOTAL PREFERRED STOCKS (Cost $903,064)			912,982
CONVERTIBLE BONDS — 3.7%
Energy Equipment and Services — 0.2%
Credit Suisse AG, (convertible into Schlumberger Ltd), MTN, 6.80%, 7/16/15(7)		438	35,338
Semiconductors and Semiconductor Equipment — 3.5%
Intel Corp., 3.48%, 12/15/35		236,000	302,080
Microchip Technology, Inc., 1.625%, 2/15/25(3)		225,000	240,187
			542,267
TOTAL CONVERTIBLE BONDS (Cost $568,664)			577,605
CORPORATE BONDS — 2.9%
Banks — 0.7%
Bank of America Corp., VRN, 5.20%, 6/1/23		13,000	12,577
Citigroup, Inc., 4.00%, 8/5/24		19,000	19,451
Citigroup, Inc., VRN, 5.90%, 2/15/23		13,000	13,114
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	15,000	19,644
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	10,000	20,492
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	17,328
			102,606
Chemicals — 0.2%
Mosaic Co. (The), 4.25%, 11/15/23		$20,000	21,655
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		14,000	14,581
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		19,000	19,198
Diversified Financial Services — 0.2%
Morgan Stanley, 5.00%, 11/24/25		19,000	20,967
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		14,000	14,401
Food and Staples Retailing — 0.1%
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	16,903
Gas Utilities — 0.1%
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		$14,000	14,379
Industrial Conglomerates — 0.1%
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		19,000	19,298
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		14,000	14,818
Media — 0.2%
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24		19,000	20,317
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		15,000	15,631
			35,948
Metals and Mining — 0.2%
Barrick Gold Corp., 4.10%, 5/1/23		19,000	18,948
Vale Overseas Ltd., 5.625%, 9/15/19		14,000	15,212
			34,160

Oil, Gas and Consumable Fuels — 0.2%
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	12,667
Phillips 66, 4.30%, 4/1/22	15,000	16,405
		29,072
Pharmaceuticals — 0.1%
Forest Laboratories, Inc., 4.875%, 2/15/21(3)	19,000	20,724
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	19,000	20,764
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	19,000	20,107
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.75%, 6/1/23	19,000	20,274
TOTAL CORPORATE BONDS (Cost $437,934)		439,855
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.7%
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	9,680	10,140
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.24%, 3/1/15	18,243	17,821
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	4,716	4,623
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 3/1/15	13,210	13,290
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 3/1/15	18,880	18,836
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 3/1/15	11,551	11,324
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 3/1/15	1,324	1,356
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,390	1,464
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 3/1/15	17,025	16,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 3/1/15	21,318	21,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.63%, 3/1/15	20,721	20,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	18,033	18,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 3/1/15	13,271	13,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 3/1/15	14,310	14,437
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.59%, 3/1/15	14,420	14,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	4,984	5,044
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.50%, 3/1/15	21,839	21,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	10,993	10,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	23,864	23,508
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $254,773)		260,012
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	25,000	25,918
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	10,000	10,797
COMM Mortgage Trust, Series 2015-3BP, Class D, VRN, 3.24%, 3/1/15(3)	20,000	19,182
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/15	14,000	15,212
Commercial Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.72%, 3/1/15	15,000	16,930
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 3/1/15	15,000	16,266
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	25,000	25,881
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/15	15,000	16,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	15,000	15,606
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 3/1/15(3)	20,000	20,872
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 3/1/15(3)	15,000	15,523
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $195,942)		198,338

ASSET-BACKED SECURITIES(4) — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	14,817
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	15,995	16,114
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(3)	14,422	14,815
MVW Owner Trust 2013-1, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	12,296	12,432
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	13,875	13,708
TOTAL ASSET-BACKED SECURITIES (Cost $71,831)		71,886
MUNICIPAL SECURITIES — 0.1%
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41 (Cost $20,279)	30,000	19,971
EXCHANGE-TRADED FUNDS†
Alerian MLP ETF (Cost $3,051)	180	3,071
TEMPORARY CASH INVESTMENTS — 6.4%
SSgA U.S. Government Money Market Fund, Class N	800,540	800,540
State Street Institutional Liquid Reserves Fund, Premier Class	171,431	171,431
U.S. Treasury Bills, 0.07%, 6/4/15(5)(6)	10,000	9,999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $981,968)		981,970
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $15,285,704)		15,392,062
OTHER ASSETS AND LIABILITIES — (0.5)%		(81,674)
TOTAL NET ASSETS — 100.0%		$15,310,388

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	61,245	USD	47,743	Credit Suisse AG	3/31/15	37
USD	265,666	AUD	341,468	Credit Suisse AG	3/31/15	(731)
BRL	205,661	USD	73,189	UBS AG	4/30/15	(1,954)
BRL	11,353	USD	3,904	UBS AG	4/30/15	28
USD	75,000	BRL	217,118	Westpac Group	4/30/15	(203)
CAD	93	USD	74	JPMorgan Chase Bank N.A.	3/31/15	—
CAD	4,642	USD	3,711	JPMorgan Chase Bank N.A.	3/31/15	1
CAD	68,782	USD	55,000	Deutsche Bank	4/30/15	(24)
USD	16,162	CAD	20,388	JPMorgan Chase Bank N.A.	3/31/15	(140)
USD	163,965	CAD	206,833	JPMorgan Chase Bank N.A.	3/31/15	(1,418)
USD	50,000	CAD	62,377	Barclays Bank plc	4/30/15	144
USD	195,050	CAD	242,342	Westpac Group	4/30/15	1,352
USD	4,780	CHF	4,531	Credit Suisse AG	3/31/15	22
COP	34,379,999	USD	14,283	UBS AG	4/30/15	(609)
USD	13,701	COP	34,375,809	UBS AG	4/30/15	28
USD	351,319	EUR	309,925	UBS AG	3/31/15	4,388
USD	26,759	EUR	23,606	UBS AG	3/31/15	334
USD	881	EUR	787	UBS AG	3/31/15	1
USD	34,226	EUR	30,000	JPMorgan Chase Bank N.A.	4/30/15	631
USD	38,181	EUR	33,463	JPMorgan Chase Bank N.A.	4/30/15	709
USD	61,611	EUR	55,000	JPMorgan Chase Bank N.A.	4/30/15	21
USD	114,932	EUR	100,000	Westpac Group	4/30/15	2,950
USD	11,454	GBP	7,430	Credit Suisse AG	3/31/15	(14)
USD	36,840	GBP	23,955	Barclays Bank plc	4/30/15	(128)
HUF	4,038,110	USD	15,000	Barclays Bank plc	4/30/15	(104)
HUF	16,370,053	USD	60,802	JPMorgan Chase Bank N.A.	4/30/15	(415)
USD	25,000	HUF	6,764,815	Barclays Bank plc	4/30/15	46
IDR	303,846,510	USD	23,661	Westpac Group	4/30/15	(670)
USD	23,213	IDR	298,089,621	Westpac Group	4/30/15	657
INR	3,749,880	USD	59,998	Westpac Group	4/30/15	321
INR	8,732,938	USD	139,727	Westpac Group	4/30/15	747
INR	1,255,528	USD	20,000	Westpac Group	4/30/15	196
USD	96,532	INR	6,033,250	Westpac Group	4/30/15	(516)
USD	20,000	INR	1,244,200	Westpac Group	4/30/15	(14)
USD	2,865	JPY	342,430	Credit Suisse AG	3/31/15	2
USD	35,000	JPY	4,153,268	Barclays Bank plc	4/30/15	254
USD	110,592	JPY	12,965,337	JPMorgan Chase Bank N.A.	4/30/15	2,125
KRW	86,236,886	USD	79,189	Westpac Group	4/30/15	(1,060)
KRW	22,016,904	USD	20,000	Westpac Group	4/30/15	(53)
USD	50,000	KRW	55,175,000	Westpac Group	4/30/15	12
USD	86,468	MXN	1,277,357	JPMorgan Chase Bank N.A.	4/30/15	1,230
USD	25,000	MXN	373,685	UBS AG	4/30/15	64
MYR	304,211	USD	85,000	Westpac Group	4/30/15	(1,216)
MYR	217,440	USD	60,000	Westpac Group	4/30/15	(114)
USD	19	MYR	68	Westpac Group	4/30/15	—
PLN	370,412	USD	100,000	Barclays Bank plc	4/30/15	(294)
RUB	2,234,750	USD	35,000	UBS AG	4/30/15	212
SGD	81,752	USD	60,000	UBS AG	4/30/15	(102)
USD	159,803	SGD	217,685	Credit Suisse AG	3/31/15	189
THB	4,442,271	USD	135,509	Westpac Group	4/30/15	1,467

THB	1,311,828	USD	40,000	Westpac Group	4/30/15	450
USD	15,000	THB	486,969	Westpac Group	4/30/15	(16)
TRY	49,962	USD	20,000	Barclays Bank plc	4/30/15	(385)
TRY	28,256	USD	11,098	Deutsche Bank	4/30/15	(5)
USD	32,111	TRY	78,255	JPMorgan Chase Bank N.A.	4/30/15	1,388
USD	60,956	TWD	1,914,633	Westpac Group	4/30/15	79
USD	25,064	TWD	787,250	Westpac Group	4/30/15	32
USD	25,000	TWD	784,250	Westpac Group	4/30/15	64
ZAR	342,887	USD	29,729	Deutsche Bank	4/30/15	(611)
USD	30,000	ZAR	353,962	Barclays Bank plc	4/30/15	(58)
						9,327

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CDX North America High Yield 23 Index	99,000	Sell*	5.00	12/20/19	3.20	8,474	1,115

* Centrally cleared credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. The fund may attempt to enhance returns by selling protection.

The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

Implied credit spreads for centrally cleared credit default swap agreements on credit indices are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $429,110, which represented 2.8% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $6,000.

(7) Equity-linked debt security. The aggregated value of these securities at the period end was $35,338, which represented 0.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	6,356,810	—	—
Common Stocks
Real Estate Investment Trusts (REITs)	1,681,767	894,407	—
Real Estate Management and Development	—	84,463	—
Other Industries	1,604,256	—	—
Convertible Preferred Stocks	—	1,304,669	—
Preferred Stocks	—	912,982	—
Convertible Bonds	—	577,605	—
Corporate Bonds	—	439,855	—
Collateralized Mortgage Obligations	—	260,012	—
Commercial Mortgage-Backed Securities	—	198,338	—
Asset-Backed Securities	—	71,886	—
Municipal Securities	—	19,971	—
Exchange-Traded Funds	3,071	—	—
Temporary Cash Investments	971,971	9,999	—
	10,617,875	4,774,187	—
Other Financial Instruments
Swap Agreements	—	949	—
Forward Foreign Currency Exchange Contracts	—	20,181	—
	—	21,130	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,854)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period December 1, 2014 (fund inception) through February 28, 2015 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	—	1,737,838	203,704	(2,666)	13,012	1,533,178
High-Yield Fund R6 Class	—	3,204,726	2,427	(34)	58,649	3,219,437
International Value Fund R6 Class	—	1,625,317	226,108	(17,804)	59,419	1,376,830
Utilities Fund Investor Class	—	654,265	425,215	(6,316)	17,080	227,365
	—	7,222,146	857,454	(26,820)	148,160	6,356,810

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,328,618
Gross tax appreciation of investments	$161,722
Gross tax depreciation of investments	(98,278)
Net tax appreciation (depreciation) of investments	$63,444

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2015